UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack Murphy, Esq.
One New York Plaza	Dechert
New York, New York 10004	1775 I Street, NW
Washington, DC 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semiannual Report to Stockholders is filed herewith.

Goldman Sachs Funds

MUNICIPAL FIXED INCOME FUNDS	Semiannual Report April 30, 2007

High current income potential from portfolios that invest primarily in municipal securities.

Goldman Sachs Municipal Fixed Income Funds

■	GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

■	GOLDMAN SACHS CALIFORNIA AMT-FREE MUNICIPAL FUND

■	GOLDMAN SACHS NEW YORK AMT-FREE MUNICIPAL FUND

■	GOLDMAN SACHS MUNICIPAL INCOME FUND

■	GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

■	GOLDMAN SACHS TENNESSEE MUNICIPAL FUND

Goldman Sachs Short Duration Tax-Free Fund is not a money market fund. Investors in this Fund should understand that the net asset value of the Fund will fluctuate, which may result in a loss of the principal amount invested. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Under normal conditions, the Short Duration Tax-Free Fund will invest at least 80% of its net assets in municipal securities, the interest on which is exempt from regular federal income tax and is not a tax preference item under the federal alternative minimum tax. Under normal conditions, the Fund’s investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund’s net assets. The interest from private activity bonds (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. The Fund may be adversely impacted by changes in tax law rates and policies, and is not suited for IRAs and other tax-exempt or deferred accounts.
Goldman Sachs California AMT-Free Municipal Fund invests in municipal securities, the interest on which is exempt from regular federal income tax and California State personal income tax. Up to 20% of the Fund’s net assets may include securities whose income may be subject to the federal alternative minimum tax and state income taxes. The Fund is non-diversified and may invest more of its assets in fewer issuers than diversified funds, may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be susceptible to greater losses because of these developments. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund may be adversely impacted by changes in tax law rates and policies, and is not suited for IRAs, and other tax-exempt or deferred accounts.
Effective June 1, 2007, the California Intermediate AMT-Free Municipal Fund was renamed the California AMT-Free Municipal Fund.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS TAX-FREE FUNDS

Goldman Sachs New York AMT-Free Municipal Fund invests in municipal securities, the interest on which is exempt from regular federal income tax and New York State personal income tax. Up to 20% of the Fund’s net assets may include securities whose income may be subject to the federal alternative minimum tax and state income taxes. The Fund is non-diversified and may invest more of its assets in fewer issuers than diversified funds, may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be susceptible to greater losses because of these developments. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund may be adversely impacted by changes in tax law rates and policies, and is not suited for IRAs, and other tax-exempt or deferred accounts.
Effective June 1, 2007, the New York Intermediate AMT-Free Municipal Fund was renamed the New York AMT-Free Municipal Fund.
Goldman Sachs Municipal Income Fund invests in municipal securities, the interest on which is exempt from regular federal income tax. The Fund may include securities whose income may be subject to the federal alternative minimum tax and state income taxes. The Fund may be adversely impacted by changes in tax law rates and policies, and is not suited for IRAs and other tax-exempt or deferred accounts. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk.
Goldman Sachs High Yield Municipal Fund invests in high yield municipal securities that, at the time of purchase, are medium quality or non-investment grade. High yield, lower rated securities involve greater price volatility and present greater risks than higher rated fixed income securities. At times, the High Yield Municipal Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. The Fund may also include securities whose income is subject to the federal alternative minimum tax and state income tax. The Fund is nondiversified and may invest more of its assets in fewer issuers than diversified funds, may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be susceptible to greater losses because of these developments. The Fund may be adversely impacted by changes in tax law rates and policies, and is not suited for IRAs and other tax-exempt or deferred accounts. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk.
Goldman Sachs Tennessee Municipal Fund invests in municipal securities, the interest on which is exempt from regular federal income tax and Tennessee State personal income tax. Up to 20% of the Fund’s net assets may include securities whose income may be subject to Tennessee State personal income taxes. The Fund is non-diversified and may invest more of its assets in fewer issuers than diversified funds, may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be susceptible to greater losses because of these developments. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund may be adversely impacted by changes in tax law rates and policies, and are not suited for IRAs, and other tax-exempt or deferred accounts.
IRS Circular 230 Disclosure: Goldman Sachs does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters is not intended or written to be used, and cannot be used, for the purpose of avoiding penalties imposed on the relevant taxpayer. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
What Distinguishes Goldman Sachs Asset
Management’s Fixed Income Investment Process?
At Goldman Sachs Asset Management (“GSAM”), the goal of our fixed income investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework.

A key element of our fixed income investment philosophy is to evaluate the broadest opportunity set to capture relative value across sectors and instruments. Our integrated investment process involves managing dynamically along the risk/return spectrum, as we continue to develop value-added strategies through:

■	Assess relative value among states, sectors and sub-sectors

■	Leverage the vast resources of Goldman Sachs Asset Management in selecting securities for each portfolio

■	Team approach to decision making

■	Manage risk by avoiding significant sector and interest rate bets

■	Careful management of yield curve strategies — while closely managing portfolio duration

Fixed Income portfolios that:

■	Include domestic investment options, tax-free income opportunities, and access to areas of specialization

■	Capitalize on GSAM’s industry-renowned credit research capabilities
■	Use a risk-managed framework to seek total return, recognizing the importance of investors’ capital accumulation goals as well as their need for income

PORTFOLIO RESULTS
Short Duration Tax-Free Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Short Duration Tax-Free Fund during the six-month reporting period that ended April 30, 2007.
  Performance Review

Over the six-month period that ended April 30, 2007, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 1.18%, 0.89%, 0.81%, 1.37% and 1.12%, respectively. These returns compared to the 1.54% cumulative total return of the Fund’s benchmark, the Lehman Brothers 1-3 Year Municipal Bond Index, over the same time period.

While the Fund generated a positive return during the reporting period, it lagged its benchmark. This was largely attributed to the Fund’s term-structure strategy. In particular, our holding of securities with longer-term maturities versus the benchmark detracted from relative results.
  Market Environment

Over the past six months, the Treasury yield curve steepened while the Federal Reserve Board (the “Fed”) kept interest rates steady at 5.25%. The short end of the curve rallied while intermediate to long rates remained in a fairly narrow range. For example, six-month Treasury yields fell 12 basis points (bps), while 10-year Treasury yields rose three bps during the reporting period. The financial markets reacted to further signs of slowing growth, driven primarily by downward pressure from the U.S. housing sector. However, strength in the labor and equity markets continued to support consumption. While economic activity and survey data were softer in aggregate, inflation data remained elevated. Rising delinquencies within the sub-prime section of the mortgage market contributed to a sharp sell-off in equities and a spike in volatility in late February of 2007.

The municipal yield curve sold off and flattened, with the spread between 2-year and 30-year yields narrowing another 10 basis points to end April at a level of 50 basis points between the short and long ends of the curve. In contrast, two-year Treasuries rose 13 bps, while 30-year Treasuries rose only three bps during the reporting period.

Municipal credit spreads also continued to tighten over the reporting period. Overall, a benign credit environment, as well as healthy demand for municipal credit, continued to support valuations. Investors gained a better and broader understanding of municipal credit risk, while demand deepened significantly.

Supply in the primary municipal market remained very robust. As of April 2007, year-over-year supply levels were nearly 40% higher versus the same period last year. However, demand was not quite strong enough to offset this uptick in supply, thus driving the relative underperformance of municipals versus equivalent maturity Treasuries over the period. Shorter-term municipals underperformed more than longer municipals over the period, given the larger sell-off on the front end of the curve.

PORTFOLIO RESULTS

INVESTMENT OBJECTIVE
The Fund seeks a high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.
  Factors Affecting Performance

Though the Fund’s overweight to lower quality (A and BBB rated by a nationally recognized statistical rating organization) securities versus the Index enhanced returns over the period, our term structure positioning offset that contributor to relative returns. The Fund had just over 10% of its portfolio in longer-term securities that were beyond the Index’s longest maturity. This detracted from performance, as shorter-term securities outperformed their longer-term counterparts over the period. However, lower quality credits continued to outperform higher quality credits, as spreads continued to compress and investors continued to search for incremental yield.
  Outlook

We believe the risks to economic growth lie to the downside. We are in line with consensus in our belief that gross domestic product (“GDP”) levels will be lower than historical averages in 2007. In our view, housing market weakness has clearly had a negative impact on broader activity and household wealth and corporate earnings appear to have peaked. In addition, the lagged effects of tighter monetary policy are likely to be more fully felt in 2007. We believe the Fed is likely to keep short-term interest rates steady for the remainder of the year, with the potential that they will lower interest rates if housing market weakness is sustained. We believe the continued effects of a fragile housing market, recent volatility in the sub-prime mortgage market and weaker equities have contributed to increased downside risk in terms of consumer spending. As net wealth gains seem limited in the near future, we believe consumer spending will increasingly depend on the strength of the labor market. In our view, the deflationary impact of China should continue to wane in 2007, and recent upward pressure on energy prices, continued labor market tightness and limited spare capacity will keep inflation above the Fed’s comfort zone.

We believe that municipals should perform in line with the taxable fixed income market, while the yield curve should continue its steepening trend over the near term.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income – Municipal Investment Management Team

May 21, 2007

FUND BASICS
Short Duration Tax-Free Fund
as of April 30, 2007
PERFORMANCE REVIEW

		Lehman Brothers		30-Day
November 1, 2006–	Fund Total Return	1-3 Year Municipal	30-Day Taxable	Standardized
April 30, 2007	(based on NAV)[1]	Bond Index[2]	Equivalent Yield[3]	Yield[4]

Class A	1.18%	1.54%	5.02%	3.26%

Class B	0.89	1.54	4.18	2.72

Class C	0.81	1.54	3.95	2.57

Institutional	1.37	1.54	5.68	3.69

Service	1.12	1.54	4.91	3.19

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Lehman Brothers 1-3 Year Municipal Bond Index, an unmanaged index, represents investment grade municipal bonds with maturities greater than one year and less than 4 years, and does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2006 federal income tax rate of 35%.
[4]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[5]

For the period ended 3/31/07	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	1.41%	2.08%	N/A	3.09%	5/1/97

Class B	0.84	1.89	N/A	2.67	5/1/97

Class C	1.71	1.73	N/A	2.40	8/15/97

Institutional	3.89	2.88	3.70%	3.83	10/1/92

Service	3.37	2.41	3.17[6]	3.36[6]	9/20/94

[5]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 2% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (2% maximum declining to 0% after three years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[6]	Performance data for Service Shares prior to 8/15/97 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares in the Fund reflects the expenses applicable to the Fund’s Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.

FUND BASICS

EXPENSE RATIOS[7]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	0.76%	0.91%
Class B	1.36	1.66
Class C	1.51	1.66
Institutional	0.39	0.54
Service	0.89	1.04

[7]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratio may change without shareholder approval.
SECTOR ALLOCATION[8]
Percentage of Net Assets

[8]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

PORTFOLIO RESULTS
California AMT-Free Municipal Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs California AMT-Free Municipal Fund during the six-month reporting period that ended April 30, 2007.
  Performance Review

Over the six-month period that ended April 30, 2007, the Fund’s Class A, C and Institutional Shares generated cumulative total returns, without sales charges, of 1.07%, 0.69% and 1.26%, respectively. These returns compare to the 1.31% cumulative total returns of the Fund’s benchmark, the Lehman Brothers CA 1-10 Year Municipal Bond Index, over the same time period.

While the Fund generated a positive return during the reporting period, it lagged its benchmark. During the period, specific security selection detracted from returns, while an overweight to the lower end of the credit spectrum added to performance.
  Market Environment

Over the past six months, the Treasury yield curve steepened while the Federal Reserve Board (the “Fed”) kept interest rates steady at 5.25%. The short end of the curve rallied while intermediate to long rates remained in a fairly narrow range. For example, six-month Treasury yields fell 12 basis points (bps) while 10-year Treasury yields rose three bps during the reporting period. The financial markets reacted to further signs of slowing growth, driven primarily by downward pressure from the U.S. housing sector. However, strength in the labor and equity markets continued to support consumption. While economic activity and survey data were softer in aggregate, inflation data remained elevated. Rising delinquencies within the sub-prime section of the mortgage market contributed to a sharp sell off in equities and a spike in volatility in late February of 2007.

The municipal yield curve sold off and flattened, with the spread between 2-year and 30-year yields narrowing another 10 basis points to end April at a level of 50 basis points between the short and long ends of the curve. In contrast, two-year Treasuries rose 13 bps, while 30-year Treasuries rose only three bps during the reporting period.

Municipal credit spreads also continued to tighten over the reporting period. Overall, a benign credit environment, as well as healthy demand for municipal credit, continued to support valuations. Investors gained a better and broader understanding of municipal credit risk, while demand deepened significantly. California’s fiscal 2008 budget is based on more modest economic expansion, as weakness in the housing sector is not expected to improve until at least late-2008. However, housing market contagion has not spread to the rest of California’s economy. The state continues to add jobs and the state’s unemployment rate declined to a low by year-end 2006.

PORTFOLIO RESULTS

Supply in the primary municipal market remained very robust. As of April 2007, year-over-year supply levels were nearly 40% higher versus the same period last year. However, demand was not quite strong enough to offset this uptick in supply, thus driving the relative underperformance of municipals versus equivalent maturity Treasuries over the period. Shorter-term municipals underperformed more than longer municipals over the period, given the larger sell off on the front end of the curve.

INVESTMENT OBJECTIVE
The Fund seeks a high level of current income that is exempt from regular federal income tax, is not a tax preference item under the federal alternative minimum tax, is exempt from California State personal income tax, and is consistent with preservation of capital. As a secondary objective, the Fund seeks to maximize after-tax total return consistent with the Fund’s intermediate duration and AA/ A+ average credit quality.
  Factors Affecting Performance

The Fund’s overweight to credit, particularly BBB rated bonds, enhanced returns over the period, as credit continued to outperform and spreads continued to compress. However, some specific security selection trades ultimately caused the Fund to underperform its benchmark. For example, the Fund’s returns in California were hampered by two refundings over the period.

In addition, Tobacco and general obligation bonds, two credits to which we held an underweight position, performed well over the reporting period. In both cases, the issuer chose to refinance the debt by issuing new debt at a lower rate, and retiring the old debt. The issuer purchases U.S. Treasuries with the proceeds from the new bond sale, and pays off the old debt with the income from the Treasuries. The old debt’s price appreciates, as its credit quality takes on that of the U.S. Treasuries backing it. A result of not owning these bonds was that the Fund didn’t enjoy the associated price appreciation that occurred in conjunction with the refinancings.

PORTFOLIO RESULTS

  Outlook

We believe the risks to economic growth lie to the downside. We are in line with consensus in our belief that gross domestic product (“GDP”) levels will be lower than historical averages in 2007. In our view, housing market weakness has clearly had a negative impact on broader activity and household wealth and corporate earnings appear to have peaked. In addition, the lagged effects of tighter monetary policy are likely to be more fully felt in 2007. We believe the Fed is likely to keep short-term interest rates steady for the remainder of the year, with the potential that they will lower interest rates if housing market weakness is sustained. We believe the continued effects of a fragile housing market, recent volatility in the sub-prime mortgage market and weaker equities have contributed to increased downside risk in terms of consumer spending. As net wealth gains seem limited in the near future, we believe consumer spending will increasingly depend on the strength of the labor market. In our view, the deflationary impact of China should continue to wane in 2007, and recent upward pressure on energy prices, continued labor market tightness and limited spare capacity will keep inflation above the Fed’s comfort zone.

We believe that municipals should perform in line with the taxable fixed income market while the yield curve should continue its steepening trend over the near term.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income – Municipal Investment Management Team

May 21, 2007

FUND BASICS
California AMT-Free Municipal Fund
as of April 30, 2007
PERFORMANCE REVIEW

November 1, 2006–	Fund Total Return	Lehman Brothers CA 1-10-Year	30-Day Taxable	30-Day
April 30, 2007	(based on NAV)[1]	Municipal Bond Index[2]	Equivalent Yield[3]	Standardized Yield[4]

Class A	1.07%	1.31%	4.69%	3.05%
Class C	0.69	1.31	3.75	2.44
Institutional	1.26	1.31	5.48	3.56

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Lehman Brothers CA 1-10 Year Municipal Bond Index, with income reinvested, is representative of municipal bonds with maturities ranging from 1–10 years. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2006 federal income tax rate of 35%.
[4]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[5]

For the period ended 3/31/07	One Year	Since Inception	Inception Date

Class A	-0.48%	0.32%	11/1/05

Class C	2.30	2.86	11/1/05

Institutional	4.61	4.10	11/1/05

[5]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[6]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	0.90%	1.47%
Class C	1.65	2.22
Institutional	0.53	1.10

[6]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratio may change without shareholder approval.

FUND BASICS

SECTOR ALLOCATION[7]
Percentage of Net Assets

[7]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

PORTFOLIO RESULTS
New York AMT-Free Municipal Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs New York AMT-Free Municipal Fund during the six-month reporting period that ended April 30, 2007.
  Performance Review

Over the six-month period that ended April 30, 2007, the Fund’s Class A, C and Institutional Shares generated cumulative total returns, without sales charges, of 0.98%, 0.60% and 1.17%, respectively. These returns compare to the 1.47% cumulative total returns of the Fund’s benchmark, the Lehman Brothers NY 1-10 Year Municipal Bond Index, over the same time period.

While the Fund generated a positive return during the reporting period it lagged its benchmark. This was largely attributed to the Fund’s term structure strategies.
  Market Environment

Over the past six months, the Treasury yield curve steepened while the Federal Reserve Board (the “Fed”) kept interest rates steady at 5.25%. The short end of the curve rallied while intermediate to long rates remained in a fairly narrow range. For example, six-month Treasury yields fell 12 basis points (bps), while 10-year Treasury yields rose three bps during the reporting period. The financial markets reacted to further signs of slowing growth, driven primarily by downward pressure from the U.S. housing sector. However, strength in the labor and equity markets continued to support consumption. While economic activity and survey data were softer in aggregate, inflation data remained elevated. Rising delinquencies within the sub-prime section of the mortgage market contributed to a sharp sell-off in equities and a spike in volatility in late February of 2007.

The municipal yield curve sold off and flattened, with the spread between 2-year and 30-year yields narrowing another 10 basis points to end April at a level of 50 basis points between the short and long ends of the curve. In contrast, two-year Treasuries rose 13 bps, while 30-year Treasuries rose only three bps during the reporting period.

Municipal credit spreads also continued to tighten over the reporting period. Overall, a benign credit environment, as well as healthy demand for municipal credit, continued to support valuations. Investors gained a better and broader understanding of municipal credit risk, while demand deepened significantly. Fiscally, New York has exhibited strong performance, continuing to revise revenue estimates upwards and improve its already solid financial position. Similarly, New York City’s near-term outlook is to maintain its current credit ratings, which are now at their highest levels in over 25 years.

Supply in the primary municipal market remained very robust. As of April 2007, year-over-year supply levels were nearly 40% higher versus the same period last year. However, demand was not quite strong enough to offset this uptick in supply, thus driving the relative underperformance of municipals versus equivalent maturity Treasuries over the period. Shorter-term municipals underperformed more than longer municipals over the period, given the larger sell off on the front end of the curve.

PORTFOLIO RESULTS

INVESTMENT OBJECTIVE
The Fund seeks a high level of current income that is exempt from regular federal income tax, is not a tax preference item under the federal alternative minimum tax, is exempt from New York State and City personal income taxes, and is consistent with preservation of capital. As a secondary objective, the Fund seeks to maximize after-tax total return consistent with the Fund’s intermediate duration and AA/ A+ average credit quality.
  Factors Affecting Performance

The Fund’s term structure detracted from performance over the reporting period. Security selection within the two- to four-year portion of the yield curve was the biggest detractor relative to the Index as the securities we held in that portion of the curve lagged those securities in the benchmark with similar maturities. In addition, the Fund’s overweight to the five-year region of the curve was also a negative, as that portion of the market did not perform as strongly as the shorter-term paper held in the Index.

Slightly offsetting results from term structure was an overweight to strongly performing BBB rated securities, as they outperformed their higher quality counterparts.

Fiscally, New York exhibited strong performance, continuing to revise revenue estimates upward and improve its already solid financial position. Similarly, New York City’s near-term outlook is the expectation to maintain its current credit ratings, which are now at their highest levels in over 25 years.
  Outlook

We believe the risks to economic growth lie to the downside. We are in line with consensus in our belief that gross domestic product (“GDP”) levels will be lower than historical averages in 2007. In our view, housing market weakness has clearly had a negative impact on broader activity and household wealth and corporate earnings appear to have peaked. In addition, the lagged effects of tighter monetary policy are likely to be more fully felt in 2007. We believe the Fed is likely to keep short-term interest rates steady for the remainder of the year, with the potential that they will lower interest rates if housing market weakness is sustained. We believe the continued effects of a fragile housing market, recent volatility in the sub-prime mortgage market and weaker equities have contributed to increased downside risk in terms of consumer spending. As net wealth gains seem limited in the near future, we believe consumer spending will increasingly depend on the strength of the labor

PORTFOLIO RESULTS

market. In our view, the deflationary impact of China should continue to wane in 2007, and recent upward pressure on energy prices, continued labor market tightness and limited spare capacity will keep inflation above the Fed’s comfort zone.

We believe that municipals should perform in line with the taxable fixed income market while the yield curve should continue its steepening trend over the near term.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income – Municipal Investment Management Team

May 21, 2007

FUND BASICS
New York AMT-Free Municipal Fund
as of April 30, 2007
PERFORMANCE REVIEW

November 1, 2006–	Fund Total Return	Lehman Brothers NY 1-10-Year	30-Day Taxable	30-Day
April 30, 2007	(based on NAV)[1]	Municipal Bond Index[2]	Equivalent Yield[3]	Standardized Yield[4]

Class A	0.98%	1.47%	4.31%	2.80%
Class C	0.60	1.47	3.34	2.17
Institutional	1.17	1.47	5.08	3.30

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Lehman Brothers NY 1-10 Year Municipal Bond Index, with income reinvested, is representative of municipal bonds with maturities ranging from 1–10 years. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2006 federal income tax rate of 35%.
[4]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[5]

For the period ended 3/31/07	One Year	Since Inception	Inception Date

Class A	-0.99%	-0.06%	11/1/05
Class C	1.77	2.48	11/1/05
Institutional	3.96	3.62	11/1/05

[5]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[6]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	0.90%	2.36%
Class C	1.65	3.11
Institutional	0.53	1.99

[6]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratio may change without shareholder approval.

FUND BASICS

SECTOR ALLOCATION[7]
Percentage of Net Assets

[7]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

PORTFOLIO RESULTS
Municipal Income Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Municipal Income Fund during the six-month reporting period that ended April 30, 2007.
  Performance Review

Over the six-month period that ended April 30, 2007, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 1.46%, 1.09%, 1.09%, 1.65% and 1.40%, respectively. These returns compared to the 1.59% cumulative total return of the Fund’s benchmark, the Lehman Brothers Aggregate Municipal Bond Index, over the same time period.

During the reporting period, the primary drivers of performance versus the benchmark were the Fund’s overweight to lower quality bonds versus the Index, as these securities outperformed their higher quality counterparts. However, other elements of security selection, in particular, individual securities that had disappointing performance, detracted from results.
  Market Environment

Over the past six months, the Treasury yield curve steepened while the Federal Reserve Board (the “Fed”) kept interest rates steady at 5.25%. The short end of the curve rallied while intermediate to long rates remained in a fairly narrow range. For example, six-month Treasury yields fell 12 basis points (bps), while 10-year Treasury yields rose three bps during the reporting period. The financial markets reacted to further signs of slowing growth, driven primarily by downward pressure from the U.S. housing sector. However, strength in the labor and equity markets continued to support consumption. While economic activity and survey data were softer in aggregate, inflation data remained elevated. Rising delinquencies within the sub-prime section of the mortgage market contributed to a sharp sell-off in equities and a spike in volatility in late February of 2007.

The municipal yield curve sold off and flattened, with the spread between 2-year and 30-year yields narrowing another 10 basis points to end April at a level of 50 basis points between the short and long ends of the curve. In contrast, two-year Treasuries rose 13 bps while 30-year Treasuries rose only three bps during the reporting period.

Municipal credit spreads also continued to tighten over the reporting period. Overall, a benign credit environment, as well as healthy demand for municipal credit, continued to support valuations. Investors gained a better and broader understanding of municipal credit risk, while demand deepened significantly.

Supply in the primary municipal market remained very robust. As of April 2007, year-over-year supply levels were nearly 40% higher versus the same period last year. However, demand was not quite strong enough to offset this uptick in supply, thus driving the relative under-performance of municipals versus equivalent maturity Treasuries over the period. Shorter-term municipals underperformed more than longer municipals over the period, given the larger sell off on the front end of the curve.

PORTFOLIO RESULTS

INVESTMENT OBJECTIVE
The Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.
  Factors Affecting Performance

The Fund’s overweight to A and BBB rated securities contributed to performance versus the Index as credit spreads continued to compress and lower quality securities continued to outperform. Exposure to the Tobacco sector, as well as pre-refunded bonds, drove positive performance in security selection. We participated in two new, large and strongly performing Tobacco issues in the first quarter of 2007. Technical pressures from two large Tobacco deals pushed spreads in the sector wider over the quarter. We sold bonds in anticipation of the new supply and added bonds once spreads had widened out to more attractive levels. Thus, credit was a positive contributor to the Fund over the period. However, other security selection strategies detracted from relative returns over the reporting period. For example, an overweight to bonds that were backed by Utility company TXU hurt performance, as the company was a leveraged buyout candidate during the period. This led to investor concern of a rating agency downgrade should the sale take place.
  Outlook

We believe the risks to economic growth lie to the downside. We are in line with consensus in our belief that gross domestic product (“GDP”) levels will be lower than historical averages in 2007. In our view, housing market weakness has clearly had a negative impact on broader activity and household wealth and corporate earnings appear to have peaked. In addition, the lagged effects of tighter monetary policy are likely to be more fully felt in 2007. We believe the Fed is likely to keep short-term interest rates steady for the remainder of the year, with the potential that they will lower interest rates if housing market weakness is sustained. We believe the continued effects of a fragile housing market, recent volatility in the sub-prime mortgage market and weaker equities have contributed to increased downside risk in terms of consumer spending. As net wealth gains seem limited in the near future, we believe consumer spending will increasingly depend on the strength of the labor market. In our view, the deflationary impact of China should continue to wane in 2007, and recent upward pressure on energy prices, continued labor market tightness and limited spare capacity will keep inflation above the Fed’s comfort zone.

PORTFOLIO RESULTS

We believe that municipals should perform in line with the taxable fixed income market while the yield curve should continue its steepening trend over the near term.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income – Municipal Investment Management Team

May 21, 2007

FUND BASICS
Municipal Income Fund
as of April 30, 2007
PERFORMANCE REVIEW

November 1, 2006–	Fund Total Return	Lehman Brothers Aggregate	30-Day Taxable	30-Day
April 30, 2007	(based on NAV)[1]	Municipal Bond Index[2]	Equivalent Yield[3]	Standardized Yield[4]

Class A	1.46%	1.59%	5.12%	3.33%

Class B	1.09	1.59	4.22	2.74

Class C	1.09	1.59	4.20	2.73

Institutional	1.65	1.59	5.94	3.86

Service	1.40	1.59	5.17	3.36

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Lehman Brothers Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 8,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2006 federal income tax rate of 35%.
[4]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[5]

For the period ended 3/31/07	One Year	Five Years	Ten Years		Since Inception		Inception Date

Class A	0.46%	4.41%	4.94%		4.99%		7/20/93

Class B	-0.77	4.19	4.64		4.78		5/1/96

Class C	3.36	4.57	N/A		4.28		8/15/97

Institutional	5.50	5.77	N/A		5.46		8/15/97

Service	5.03	5.26	5.36	[6]	5.30	[6]	7/20/93

[5]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[6]	Performance data for Service Shares prior to 8/15/97 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares in the Fund reflects the expenses applicable to the Fund’s Class A Shares. The fees applicable to Service Shares pare different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.

FUND BASICS

EXPENSE RATIOS[7]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	1.01%	1.16%
Class B	1.76	1.91
Class C	1.76	1.91
Institutional	0.64	0.79
Service	1.14	1.29

[7]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratio may change without shareholder approval.
SECTOR ALLOCATION[8]
Percentage of Net Assets

[8]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

PORTFOLIO RESULTS
High Yield Municipal Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs High Yield Municipal Fund during the six-month reporting period that ended April 30, 2007.
  Performance Review

Over the six-month period that ended April 30, 2007, the Fund’s Class A, B, C and Institutional Shares generated cumulative total returns, without sales charges, of 2.30%, 1.92%, 1.92% and 2.49%, respectively. These returns compare to the 3.41% and 1.59% cumulative total returns of the Fund’s benchmarks, the Lehman Brothers High Yield Municipal Bond Index and the Lehman Brothers Aggregate Municipal Bond Index, respectively, over the same time period.

The Fund typically holds both investment grade and high yield securities, as we believe there are generally attractive opportunities in both sectors. As a result, the Fund is benchmarked to both the Lehman Brothers High Yield Municipal Bond and Lehman Brothers Aggregate Municipal Bond Indexes. Although the Fund’s exposure to the strongly performing Airline and Tobacco sectors contributed positively to returns, its overall overweight to investment grade bonds detracted from returns relative to the Lehman Brothers High Yield Municipal Bond, as lower credit quality bonds significantly outperformed their higher quality counterparts.
  Market Environment

High yield municipals continued to outperform investment grade municipals over the trailing six-month period. With many issuers enjoying improving credit quality, credit spreads narrowed, boosting prices in the municipal sector. The spread between the high yield municipal market and the investment grade municipal market narrowed 23 basis points (“bps”).

Higher quality investment grade securities, which tend to correlate more directly with the Treasury market, generally underperformed lower quality bonds due to the upward trend in Treasury yields. Over the past six months, the Treasury yield curve steepened while the Federal Reserve Board (the “Fed”) kept interest rates steady at 5.25%. The short end of the curve rallied while intermediate to long rates remained fairly range-bound. For example, six-month Treasury yields fell 12 bps while 10-year Treasury yields rose three bps during the reporting period. Markets reacted to further signs of slowing growth, driven primarily by downward pressure from the U.S. housing sector. However, strength in the labor and equity markets continued to support consumption. While activity and survey data were softer in aggregate, inflation data remained elevated. Rising delinquencies within the sub-prime section of the mortgage market contributed to a sharp sell-off in equities and a spike in volatility in late February of 2007.

In contrast, the municipal yield curve sold off and flattened, with the spread between 2-year and 30-year yields narrowing another 10 basis points to end April at a level of 50 basis points between the short and long ends of the curve. The two-year portion rose 13 bps while the 30-year portion rose only three bps during the reporting period.

PORTFOLIO RESULTS

Municipal credit spreads also continued to tighten over the reporting period. The spread between the high yield municipal index and the investment grade municipal index compressed another 23 bps over the six-month period. Overall, a benign credit environment, as well as healthy demand for the asset class, continued to support valuations. Investors gained a better and broader understanding of municipal credit risk, while demand for the asset class deepened significantly. More traditional municipal high yield funds opened, cross-over investors looked for more spread by allocating risk budgets to municipal high yield, and hedge funds continued to take advantage of the relative steepness of the municipal yield curve versus the Treasury market.

Supply in the primary municipal market remained very robust. As of April 2007, year-over-year supply levels were nearly 40% higher versus the same period last year. However, demand was not quite strong enough to offset this uptick in supply, thus driving the relative underperformance of municipals versus equivalent maturity Treasuries over the period. Shorter-term municipals underperformed more than longer municipals over the period, given the larger sell off on the front end of the curve.

INVESTMENT OBJECTIVE
The Fund seeks a high level of current income that is exempt from regular federal income tax and may also consider the potential for capital appreciation.
  Factors Affecting Performance

On a continuing trend, the Airline and Tobacco sectors were the best performing sectors in the high yield municipal market. As such, the Fund’s exposure to those two sectors, particularly high yield Tobacco bonds, enhanced performance. However, offsetting returns was the Fund’s overall overweight to investment grade paper. The Fund held more BBB and above paper than its benchmark. Thus, given the significant outperformance of the high yield municipal market versus the investment grade municipal market, the Fund’s exposure to higher quality securities detracted from results versus the Lehman Brothers High Yield Municipal Bond Index.
  Outlook

We believe the risks to economic growth lie to the downside. We are in line with consensus in our belief that gross domestic product (“GDP”) levels will be lower than historical averages in 2007. In our view, housing market weakness has clearly had a negative impact on broader activity and household wealth and corporate earnings appear to have peaked. In addition, the lagged effects of tighter monetary policy are likely to be more fully felt in 2007. We believe the Fed is likely to keep short-term interest rates steady for the remainder

PORTFOLIO RESULTS

of the year, with the potential that they will lower interest rates if housing market weakness is sustained. We believe the continued effects of a fragile housing market, recent volatility in the sub-prime mortgage market and weaker equities have contributed to increased downside risk in terms of consumer spending. As net wealth gains seem limited in the near future, we believe consumer spending will increasingly depend on the strength of the labor market. In our view, the deflationary impact of China should continue to wane in 2007, and recent upward pressure on energy prices, continued labor market tightness and limited spare capacity will keep inflation above the Fed’s comfort zone.

We believe that municipals should perform in line with the taxable fixed income market while the yield curve should continue its steepening trend over the near term. In our opinion, high yield municipal bond returns should be driven by income generation, not price appreciation going forward. While we do not believe that credit spreads will significantly tighten further, we believe that they should stabilize.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income – Municipal Investment Management Team

May 21, 2007

FUND BASICS
High Yield Municipal Fund
as of April 30, 2007
PERFORMANCE REVIEW

		Lehman	Lehman Brothers
	Fund Total	Brothers High	Aggregate	30-Day	30-Day
November 1, 2006–	Return	Yield Municipal	Municipal	Taxable	Standardized
April 30, 2007	(based on NAV)[1]	Bond Index[2]	Bond Index[3]	Equivalent Yield[4]	Yield[5]

Class A	2.30%	3.41%	1.59%	5.80%	3.77%

Class B	1.92	3.41	1.59	4.92	3.20

Class C	1.92	3.41	1.59	4.92	3.20

Institutional	2.49	3.41	1.59	6.65	4.32

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Index does not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The Lehman Brothers Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 8,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[4]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2006 federal income tax rate of 35%.
[5]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[6]

For the period ended 3/31/07	One Year	Five Years	Since Inception	Inception Date

Class A	2.28%	6.40%	6.80%	4/3/00

Class B	1.08	6.21	6.71	4/3/00

Class C	5.24	6.59	6.71	4/3/00

Institutional	7.38	7.79	7.93	4/3/00

[6]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 60 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[7]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	1.08%	1.10%
Class B	1.83	1.85
Class C	1.83	1.85
Institutional	0.71	0.73

[7]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratio may change without shareholder approval.
SECTOR ALLOCATION[8]
Percentage of Net Assets

[8]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

PORTFOLIO RESULTS
Tennessee Municipal Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Tennessee Municipal Fund during the six-month reporting period that ended April 30, 2007.
  Performance Review

Over the six-month period that ended April 30, 2007, the Goldman Sachs Tennessee Municipal Fund’s Class A, C and Institutional Shares generated cumulative total returns of 1.20%, 0.82% and 1.38%, respectively. These returns compared to the 1.59% cumulative total return of the Fund’s Benchmark, the Lehman Brothers Aggregate Municipal Bond Index, over the same time period.

While the Fund generated a positive return during the reporting period, it lagged its benchmark. This was largely attributed to the Fund’s term-structure strategy.
  Market Environment

Over the past six months, the Treasury yield curve steepened while the Federal Reserve Board (the “Fed”) kept interest rates steady at 5.25%. The short end of the curve rallied while intermediate to long rates remained in a fairly narrow range. For example, six-month Treasury yields fell 12 basis points (bps) while 10-year Treasury yields rose three bps during the reporting period. The financial markets reacted to further signs of slowing growth, driven primarily by downward pressure from the U.S. housing sector. However, strength in the labor and equity markets continued to support consumption. While economic activity and survey data were softer in aggregate, inflation data remained elevated. Rising delinquencies within the sub-prime section of the mortgage market contributed to a sharp sell off in equities and a spike in volatility in late February of 2007.

The municipal yield curve sold off and flattened, with the spread between 2-year and 30-year yields narrowing another 10 basis points to end April at a level of 50 basis points between the short and long ends of the curve. In contrast, two-year Treasuries rose 13 bps, while 30-year Treasuries rose only three bps during the reporting period.

Municipal credit spreads also continued to tighten over the reporting period. Overall, a benign credit environment, as well as healthy demand for municipal credit, continued to support valuations. Investors gained a better and broader understanding of municipal credit risk, while demand deepened significantly.

Supply in the primary municipal market remained very robust. As of April 2007, year-over-year supply levels were nearly 40% higher versus the same period last year. However, demand was not quite strong enough to offset this uptick in supply, thus driving the relative under-performance of municipals versus equivalent maturity Treasuries over the period. Shorter-term municipals underperformed more than longer municipals over the period, given the larger sell off on the front end of the curve.

PORTFOLIO RESULTS

The state of Tennessee’s outlook remained stable, with a continued increase in reserves, and a balanced budget matching recurring revenues with expenditures. Since 2003, the state has posted an operating surplus and an increase to revenue fluctuation reserves. Fiscal 2006 marked the first full year in which the state could fully implement enrollment reductions and benefit limitations with its TenCare healthcare program. These reforms have been the centerpiece of the state’s financial recovery since fiscal 2003.

INVESTMENT OBJECTIVE
The Fund seeks a high level of current income that is exempt from regular federal income tax and Tennessee State personal income tax and is consistent with preservation of capital.
  Factors Affecting Performance

Term structure was the main detractor from returns in the Fund over the reporting period. With a more laddered maturity structure than the Index, the Fund had more exposure to the intermediate part of the curve during a period when the shorter and longest ends outperformed. Given the continued flattening of the curve, this caused a performance lag versus the benchmark. Additionally, although the Fund had an overweight to the outperforming BBB segment of the market, it did not participate in a few specific strongly performing national debt deals. This detracted from relative returns, given that the Fund has a national benchmark. We believe that a national benchmark is to the Fund’s advantage by giving it flexibility to invest wherever we find opportunities. However, this needs to be balanced with tax efficiency for Tennessee residents.
  Outlook

We believe the risks to economic growth lie to the downside. We are in line with consensus in our belief that gross domestic product (“GDP”) levels will be lower than historical averages in 2007. In our view, housing market weakness has clearly had a negative impact on broader activity and household wealth and corporate earnings appear to have peaked. In addition, the lagged effects of tighter monetary policy are likely to be more fully felt in 2007. We believe the Fed is likely to keep short-term interest rates steady for the remainder of the year, with the potential that they will lower interest rates if housing market weakness is sustained. We believe the continued effects of a fragile housing market, recent volatility in the sub-prime mortgage market and weaker equities have contributed to increased downside risk in terms of consumer spending. As net wealth gains seem limited in the near future, we believe consumer spending will increasingly depend on the strength of the labor

PORTFOLIO RESULTS

market. In our view, the deflationary impact of China should continue to wane in 2007, and recent upward pressure on energy prices, continued labor market tightness and limited spare capacity will keep inflation above the Fed’s comfort zone.

We believe that municipals should perform in line with the taxable fixed income market while the yield curve should continue its steepening trend over the near term.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income – Municipal Investment Management Team

May 21, 2007

FUND BASICS
Tennessee Municipal Fund
as of April 30, 2007
PERFORMANCE REVIEW

		Lehman Brothers
June 5, 2006–	Fund Total Return	Aggregate Municipal	30-Day Taxable	30-Day
April 30, 2007	(based on NAV)[1]	Bond Index[2]	Equivalent Yield[3]	Standardized Yield[4]

Class A	1.20%	1.59%	4.89%	3.18%

Class C	0.82	1.59	3.97	2.58

Institutional	1.38	1.59	5.69	3.70

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Lehman Brothers Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 8,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2006 federal income tax rate of 35%.
[4]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[5]

For the period ended 3/31/07	Since Inception	Inception Date

Class A	-0.87%	6/5/06

Class C	2.14	6/5/06

Institutional	4.10	6/5/06

[5]	The Goldman Sachs Tennessee Municipal Fund first began operations as the Tennessee Tax-Free Portfolio of First Funds (the “Predecessor Fund”). On June 5, 2006, the Predecessor Fund was reorganized as a new portfolio of the Goldman Sachs Trust. Performance of the Predecessor Fund prior to the reorganization is not provided in the above tables because, as part of the reorganization, the Predecessor Fund changed its investment adviser to Goldman Sachs Asset Management, L.P. Additional total return information about the Predecessor Fund is provided in the Financial Highlights table, which is part of this report.

The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.
The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[6]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	0.90%	1.36%
Class C	1.65	2.11
Institutional	0.53	0.99

[6]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratio may change without shareholder approval.
SECTOR ALLOCATION[7]
Percentage of Net Assets

[7]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 97.7%

Alabama – 2.4%
Alabama Agricultural & Mechanical University RB Series 1998 (MBIA) (AAA/Aaa)
$1,000,000	4.550%	11/01/09	$1,018,400
Alexander City Alabama Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BBB-)
2,455,000	5.000	12/01/11	2,481,416
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
600,000	5.000	11/15/09	612,858
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (A+/A1)
3,500,000	5.250	01/01/11	3,670,520

			7,783,194

Arizona – 0.7%
Arizona Health Facilities Authority Hospital System RB Series 2007 PA 1456 (RITES)(a)
500,000	7.308	02/01/42	526,300
Pinal County Arizona IDA RB for Correctional Facilities Contract Florence West Prison Project Series 2006 A (ACA)(A)
750,000	4.500	10/01/09	755,768
Queen Creek Arizona Improvement District No. 1 Special Assessment Series 2006 (BBB-/Baa2)
1,000,000	5.000	01/01/09	1,017,800

			2,299,868

Arkansas – 0.8%
Springdale Arkansas Sales & Use Tax RB Series 2004 (MBIA) (AAA/Aaa)
1,630,000	4.000	07/01/10	1,628,435
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
1,000,000	5.000	02/01/11	1,033,340

			2,661,775

California – 9.9%
Abag Finance Authority for Nonprofit Corporations California Multi-Family RB Refunding for Housing United Dominion Series 2000 B (GTY AGMT) (BBB/Baa2)(b)
1,500,000	6.250	08/15/08	1,540,185
Alameda County COPS Refunding for Santa Rita Jail Project Series 1993 (ETM) (MBIA) (AAA/Aaa)
2,960,000	5.375	06/01/09	3,006,146
California Health Facilities Financing Authority RB for Catholic West Unrefunded Balance Series 2004 H (A/A3)(b)
3,785,000	4.450	07/01/11	3,845,144
California Health Facilities Financing Authority RB Pre-Refunded for Catholic West Series 2004 H (A/A3)(c)
340,000	4.450	07/01/11	350,132
California Infrastructure & Economic Development Bank Variable RB for J Paul Getty-A-RMKT 08/02/06 Series 2003 B (AAA/Aaa)(b)
4,650,000	3.900	12/01/11	4,694,594
California State GO Bonds Variable Purpose Series 2004 (A+/A1)
6,500,000	5.000	04/01/11	6,804,850
California Statewide Communities Development Authority RB for Daughters of Charity Health Series 2005 F (BBB+)
410,000	5.000	07/01/07	410,570
1,000,000	5.000	07/01/08	1,009,940
Coachella Valley California Water District Improvement Bond Act of 1913/1915 Limited Obligation Improvement Assessment District 70 Series 2006
100,000	4.100	09/02/09	100,260
100,000	4.350	09/02/11	100,530
Del Mar Race Track Authority RB Series 2005 (BBB-)
1,000,000	5.000	08/15/08	1,012,580
Foothill-De Anza Community College District GO Series 2007 A (AMBAC) (AAA/Aaa)
2,070,000	4.000	08/01/11	2,088,423
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (ETM) (AAA/Aaa)
2,000,000	5.000	06/01/10	2,079,640
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (AAA/Aaa)(c)
4,590,000	5.250	06/01/12	4,923,050

			31,966,044

Colorado – 0.7%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB)
250,000	4.500	12/01/07	250,558
400,000	4.500	12/01/08	401,680
500,000	4.500	12/01/09	503,490
500,000	5.000	12/01/10	512,810
Colorado Health Facilities Authority RB for Evangelical Lutheran Series 2005 (A-/A3)
255,000	5.000	06/01/08	257,978
275,000	5.000	06/01/09	280,808

			2,207,324

Delaware – 1.1%
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2005 A (BBB+/Baa1)
605,000	5.000	06/01/09	615,237
New Castle County Delaware GO Bonds Series 2006 A (AAA/Aaa)
2,915,000	5.000	07/15/11	3,076,083

			3,691,320

District of Columbia – 0.1%
District of Columbia RB for Friendship Public Charter School Series 2006 (ACA) (A)
420,000	4.000	06/01/11	417,803

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – 4.9%
Broward County Florida Resource Recovery RB Refunding for Wheelabrator Series 2001 A (AA/A3)
$4,000,000	5.375%	12/01/10	$4,132,520
Florida State Board of Education GO Bonds Series 2002 B (AAA/Aa1)
1,505,000	5.375	01/01/11	1,589,446
Halifax Hospital Medical Center Hospital RB for Refunding & Improvement Series 2006 A (BBB+)
1,000,000	5.000	06/01/13	1,040,310
855,000	5.000	06/01/14	892,218
Highlands County Florida Health Facilities Authority RB for Adventist Health/Sunbelt Hospital Series 2002 (A+/A2)(b)
2,450,000	3.950	09/01/12	2,427,827
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health Hospital Series 2005 B (A+/A2)
400,000	5.000	11/15/08	406,720
500,000	5.000	11/15/09	511,685
Huntington Community Development District RB for Special Assessment Series 2004 B
25,000	5.000	05/01/09	24,911
Lee County Industrial Development Authority Care RB Refunding for Shell PT/Alliance Community Project Series 2007 (BBB-)
2,500,000	5.000	11/15/13	2,582,400
Meadow Pointe II Community Development District RB Refunding for Capital Improvement Series 2004 A (Baa3)
610,000	2.375	05/01/07	609,959
625,000	2.800	05/01/08	609,638
300,000	3.000	05/01/09	289,218
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 B
360,000	5.000	05/01/09	359,276
Tampa Palms Florida Open Space & Transportation Community Development District Revenue for Special Assessment Refunding Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
210,000	3.125	05/01/09	207,163

			15,683,291

Georgia – 5.2%
Atlanta Georgia RB Refunding for General Airport and Marina Improvements Series 2000 A (FGIC) (AAA/Aaa)(c)
2,500,000	5.500	01/01/10	2,638,850
Banks County Georgia GO Bonds Series 2006 (AMBAC) (AAA/Aaa)
1,000,000	5.000	12/01/09	1,031,410
Dalton Georgia Building Authority Public School System Project GO Bonds Series 2006 (Aa1)
2,055,000	4.000	03/01/09	2,066,446
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
1,400,000	4.850	06/01/09	1,398,026
Downtown Savannah Authority RB Refunding for Public Improvement Series 2005 (AA/A1)
2,760,000	4.000	01/01/08	2,765,079
Floyd County Georgia GO Sales Tax Series 2007 (Aa3)
5,000,000	5.000	01/01/09	5,104,350
Fulton Dekalb Georgia Hospital Authority RB Refunding Certificates Series 2003 (FSA) (AAA/Aaa)
1,705,000	5.000	01/01/11	1,776,593

			16,780,754

Guam – 0.3%
Guam Education Financing Foundation COPS Public School Facilities Project Series 2006 A (A-)
1,080,000	5.000	10/01/08	1,096,567

Idaho – 0.3%
Madison County Idaho Hospital COPS Refunding Series 2006 (BBB-)
120,000	4.125	09/01/08	120,048
250,000	4.375	09/01/10	251,488
425,000	5.000	09/01/11	437,580

			809,116

Illinois – 4.9%
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvement Series 2000 (XLCA-ICR) (AAA/Aaa)(c)
4,610,000	5.650	01/01/11	4,914,905
Chicago Illinois Park District Parking Facility RB Series 1999 (ACA) (A/Baa1)(c)
4,015,000	6.000	01/01/10	4,241,526
Chicago Illinois Tax Increment Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (A)
300,000	5.000	11/15/11	311,187
Illinois Educational Facilities Authority RB Refunding for Loyola University Chicago Series 1991 A (ETM) (AAA)
775,000	7.000	07/01/07	779,077
Illinois Health Facilities Authority RB for Hospital Sisters Services, Inc. Series 1998 A (MBIA) (AAA/Aaa)
4,375,000	5.250	06/01/09	4,480,919
Illinois State Sales Tax RB for Public Improvements Series 2006 (FSA) (AAA/Aaa)
1,040,000	5.000	06/15/08	1,054,383

			15,781,997

Indiana – 2.5%
Anderson Indiana RB Refunding for Improvement Anderson University Project Series 2007 (BBB-)
200,000	4.500	10/01/07	200,464
310,000	4.500	10/01/08	312,182
605,000	4.500	10/01/10	612,805
Anderson Indiana Transportation Finance Authority Highway RB Series 2000 (MBIA-IBC) (AAA/Aaa)(c)
3,600,000	5.500	12/01/10	3,817,656
Indiana Health & Educational Facilities Financing Authority Hospital RB Refunding for Clarian Health Obligation Group Series 2006 B (A+/A2)
1,000,000	5.000	02/15/10	1,026,830

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Indiana – (continued)
Purdue University Indiana COPS Series 2006 (AA/Aa1)
$1,000,000	5.000%	07/01/11	$1,045,730
1,000,000	5.000	07/01/12	1,055,230

			8,070,897

Iowa – 0.7%
Iowa Finance Authority Health Facilities RB Refunding for Development Care Initiatives Project Series 2006 A (BBB-)
1,000,000	5.000	07/01/07	1,001,150
1,285,000	5.000	07/01/09	1,303,568

			2,304,718

Kansas – 0.9%
Junction City Kansas GO Bonds Temporary Notes Series 2006 E
1,250,000	5.000	12/01/07	1,255,750
Kansas State Development Finance Authority Health Facilities RB for Hays Medical Center, Inc. Series 2005 L (A2)
425,000	4.000	11/15/08	425,935
500,000	5.250	11/15/10	520,230
Lawrence Kansas Hospital RB for Lawrence Memorial Hospital Series 2006 (A3)
330,000	5.000	07/01/07	330,541
350,000	5.000	07/01/10	360,801

			2,893,257

Kentucky – 1.4%
Kentucky Economic Development Finance Authority RB for Norton Healthcare, Inc. Series 2000 C (MBIA) (ETM) (AAA/Aaa)
1,775,000	5.250	10/01/07	1,785,721
Kentucky Rural Water Financial Corp. RB for Flexible Term Program Series 2007 C (AA-)
2,790,000	4.000	02/01/09	2,802,471

			4,588,192

Louisiana – 4.0%
City of New Orleans GO Bonds for Public Improvement Series 1999 (FSA) (AAA/Aaa)(c)
3,390,000	5.875	11/01/09	3,569,094
Ernest N. Morial – Exhibit Hall Authority Special Tax Series 2003 A (ETM) (AMBAC) (AAA/Aaa)
1,080,000	5.000	07/15/07	1,082,883
Livingston Parish Louisiana RB Certificates of Indebtedness Series 2005
2,500,000	4.750	05/01/15	2,486,850
Louisiana Public Facilities Authority RB for Archdiocese of New Orleans Project Series 2007 (CIFG) (AAA/Aaa)
440,000	5.000	07/01/10	454,903
350,000	5.000	07/01/12	368,326
Louisiana State GO Bonds Series 2000 A (FGIC) (AAA/Aaa)(c)
4,000,000	5.250	11/15/10	4,210,320
Morehouse Parish PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
800,000	5.250	11/15/13	842,880

			13,015,256

Maryland – 0.8%
Maryland State Department of Transportation RB Series 2004 (AAA/Aa2)
2,000,000	5.000	05/01/09	2,050,700
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Mercy Ridge Series 2007 (BBB+)
200,000	4.000	07/01/09	199,664
100,000	4.000	07/01/12	99,581
100,000	5.000	07/01/13	104,574
200,000	5.000	07/01/16	210,188

			2,664,707

Massachusetts – 1.6%
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (AA)
445,000	5.000	08/15/10	458,123
780,000	5.000	08/15/11	808,205
465,000	5.000	08/15/12	485,120
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
2,000,000	5.250	07/01/09	2,052,140
Massachusetts State Health & Educational Facilities Authority RB for Milford Regional Medical Center Series 2007 E (BBB-/Baa3)
85,000	5.000	07/15/08	85,783
350,000	5.000	07/15/09	355,362
500,000	5.000	07/15/10	510,330
285,000	5.000	07/15/11	291,752

			5,046,815

Michigan – 2.5%
Kalamazoo Michigan Hospital Finance Authority Hospital Facilities RB Refunding for Bronson Methodist Hospital Series 2005 A (MBIA) (AAA/Aaa)
4,000,000	5.000	10/15/08	4,070,960
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health System Series 2006 A (A/A1)
500,000	5.000	11/15/07	503,000
400,000	5.000	11/15/08	407,200
500,000	5.000	11/15/10	515,650
Monroe County Hospital Finance Authority Hospital RB Refunding for Mercy Memorial Hospital Corporate Obligations Series 2006 A (BBB-/Baa3)
200,000	5.000	06/01/07	200,113
250,000	5.000	06/01/08	251,763
250,000	5.000	06/01/09	253,187
845,000	5.000	06/01/10	860,142
980,000	5.000	06/01/12	1,007,607

			8,069,622

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Minnesota – 0.8%
Minneapolis Minnesota Health Care Systems RB for Fairview Health Services Series 2002 B (MBIA) (AAA/(Aaa)
$1,430,000	5.125%	05/15/08	$1,450,306
Minnesota State Municipal Power Agency Electric RB Series 2005 (A3)
1,110,000	4.000	10/01/09	1,114,529

			2,564,835

Mississippi – 0.3%
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Center Hospital Series 2006 A (BBB+)
1,105,000	4.000	12/01/08	1,103,133

Missouri – 1.0%
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for State Revolving Fund Program Series 2001 B (AAA/Aaa)
3,000,000	5.250	07/01/09	3,097,470

Montana – 0.9%
Forsyth Montana PCRB Refunding Portland General Series 1998 A RMKT 05/01/03 (BBB+/Baa1) (b)
1,000,000	5.200	05/01/09	1,023,530
Montana Facility Finance Authority Hospital RB for St. Peters Hospital Project Series 2007 (A3)
175,000	4.000	06/01/07	175,017
400,000	4.000	06/01/08	400,448
1,245,000	5.000	06/01/10	1,283,222

			2,882,217

Nevada – 1.5%
Clark County Airport RB Sub Lien Series 1998 A (MBIA) (AAA/Aaa)
1,250,000	6.000	07/01/08	1,282,025
Clark County GO Bonds Series 2000 (MBIA) (AAA/Aaa)(c)
1,030,000	5.500	07/01/10	1,085,404
North Las Vegas Nevada Local Improvement Special Assessment RB for Sub-Special Improvement District No. 60-B Series 2006
330,000	4.350	12/01/09	331,188
655,000	4.600	12/01/11	660,614
725,000	4.700	12/01/12	734,896
630,000	4.800	12/01/14	641,239

			4,735,366

New Hampshire – 0.6%
New Hampshire Health & Education Facilities Authority Hospital RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
215,000	5.000	07/01/09	218,907
355,000	5.000	07/01/11	367,776
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (Baa3)
355,000	5.000	06/01/10	363,005
375,000	5.250	06/01/11	388,523
395,000	5.250	06/01/12	411,685

			1,749,896

New Jersey – 5.8%
Bayonne Redevelopment Agency RB Series 2007 A
1,000,000	5.000	04/11/09	1,010,080
New Jersey Health Care Facilities Financing Authority Department of Human Services RB for Greystone Park Psychiatric Hospital Series 2005 (AA-/A1)
2,000,000	5.000	09/15/10	2,067,420
New Jersey State Educational Facilities Authority RB Refunding for Fairleigh Dickinson University Series 2004 C (BBB-)
1,300,000	5.000	07/01/07	1,300,455
1,405,000	5.000	07/01/08	1,417,364
New Jersey State Turnpike Authority Turnpike RB Series 2000 A (MBIA) (AAA/Aaa)(c)
1,750,000	5.750	01/01/10	1,841,385
New Jersey Transportation Trust Fund Authority RB for Transportation Systems Series 2001 C (FSA) (AAA/Aaa)
5,285,000	5.750	12/15/12	5,815,614
Tobacco Settlement Financing Corp. RB Series 2002 (AAA/Aaa)
4,685,000	5.750	06/01/12	5,001,753
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)
330,000	4.375	06/01/08	330,719

			18,784,790

New York – 7.5%
Haverstraw-Stony Point Central School District GO Series 2007 (Aaa)
1,850,000	4.500	10/15/08	1,872,496
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (FSA) (BBB+/Baa1)
1,480,000	5.000	08/01/13	1,548,480
Monroe County Industrial Development Agency Civic Facilities RB Refunding for Highland Hospital Project Series 2005 (BBB+/Baa1)
1,000,000	5.000	08/01/12	1,039,150
New York City GO Bonds Series 1998 F (FGIC-TCRS) (AAA/Aaa)
4,700,000	5.375	08/01/09	4,806,220
New York City Industrial Development Agency Civic Facility RB for Polytechnic University Project Series 2000 (BB+/B1)
250,000	5.200	11/01/07	251,027
New York GO Bonds Refunding Series 1996 A (MBIA-IBC) (AAA/Aaa)
500,000	6.250	08/01/08	506,860
New York GO Bonds Refunding Series 2002 C (AA-/A1)
2,000,000	5.250	08/01/10	2,090,100

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date		Value
Municipal Debt Obligations – (continued)

New York – (continued)
New York State Dormitory Authority RB for Mount Sinai Health Series 2000 A Pre-Refunded (Baa1)(c)
$5,160,000	6.625%	07/01/10		$5,664,957
New York State Dormitory Authority RB for New York University Hospitals Center Series 2007 A (BB/Ba2)
1,000,000	5.000	07/01/09		1,015,270
1,000,000	5.000	07/01/11		1,025,390
Tobacco Settlement Financing Corp. RB Series 2003 B-1 (AA-/A1)
1,000,000	5.000	06/01/10		1,035,400
Yonkers NY GO Series 2007 A (FSA) (AAA/Aaa)
1,870,000	4.250	05/01/10		1,899,434
1,455,000	4.250	05/01/11		1,483,925

				24,238,709

North Carolina – 0.4%
North Carolina Eastern Municipal Power Agency RB Refunding Series 2003 C (BBB/Baa2)
1,190,000	5.000	01/01/08		1,198,247

Oklahoma – 1.2%
Comanche County Hospital Authority RB Refunding Series 2004 (Radian) (AA/Aa3)
1,000,000	4.500	07/01/09		1,009,170
Oklahoma County Finance Authority Educational Facilities Lease RB for Western Heights Public Schools Project Series 2006 (AAA)
1,390,000	5.000	09/01/10		1,447,796
Oklahoma School Districts & County RANS COPS Program Series 2006 C
1,500,000	4.500	06/29/07		1,499,218

				3,956,184

Oregon – 1.6%
Klamath Falls Oregon Intercommunity Hospital Authority RB Refunding for Merle West Medical Center Project Series 2002 (BBB)
400,000	5.500	09/01/11		419,712
550,000	5.600	09/01/12		584,227
550,000	5.800	09/01/12	(c)	607,629
520,000	5.900	09/01/12	(c)	576,976
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded for Merle West Medical Center Project Series 2002 (BBB)
325,000	5.800	09/01/14		349,596
305,000	5.900	09/01/15		327,863
Lane County Oregon School District No. 19 Springfield Refunding GO Bonds Series 1997 (FGIC) (AAA/Aaa)
1,230,000	6.000	10/15/10		1,320,405
Tri-County Metropolitan Transportation District RB for Payroll Tax & Grant Receipt Series 2006 (MBIA) (AAA/Aaa)
1,000,000	5.000	05/01/12		1,058,790

				5,245,198

Pennsylvania – 5.6%
Allegheny County Hospital Development Authority RB for University of Pittsburg Medical Center Series 2003 B (AA-/Aa3)
3,000,000	5.000	06/15/10		3,095,850
Allegheny County Redevelopment Authority for Tax Increment Refunding Waterfront Project Series 2007 A (A-)
1,255,000	5.000	12/15/10		1,295,537
1,300,000	4.250	12/15/12		1,312,246
Montgomery Pennsylvania County Higher Education & Health Authority Hospital RB for Abington Memorial Hospital Series 1998 A (AMBAC) (AAA/Aaa)
3,775,000	4.800	06/01/10		3,852,652
Pennsylvania State Higher Educational Facilities Authority RB for University of Pennsylvania Health Systems Series 2005 A (A+/A1)
2,300,000	5.000	08/15/08		2,336,432
Pennsylvania State Higher Educational Facilities Authority RB for Widener University Series 2003 (BBB+)
795,000	5.000	07/15/08		801,487
1,000,000	5.000	07/15/09		1,015,740
Pennsylvania State Higher Educational Facilities Authority State System RB Series 2006 AE (MBIA) (AAA/Aaa)
1,895,000	5.000	06/15/09		1,945,805
2,340,000	5.000	06/15/12		2,480,540

				18,136,289

Puerto Rico – 3.7%
Children’s Trust Fund RB for Asset Backed Bonds Series 2002 (BBB/Baa2)
800,000	5.000	05/15/08		807,928
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
5,000,000	5.000	12/01/09		5,138,450
Puerto Rico Electric Power Authority RB Refunding Series 2004 OO (CIFG) (AAA/Aaa)
1,000,000	5.000	07/01/13		1,068,710
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB-/Ba1)(b)
4,700,000	5.750	02/01/12		5,024,676

				12,039,764

Rhode Island – 1.4%
Rhode Island Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (Baa2)(c)
585,000	4.300	09/15/08		589,534
610,000	4.500	09/15/08		616,338
635,000	4.750	09/15/08		643,693
2,000,000	6.000	09/15/08		2,060,380
Rhode Island Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (ETM) ( Baa2)
485,000	4.000	09/15/08		486,838

				4,396,783

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

South Carolina – 3.9%
Lexington One School Facilities Corp. Installment Purchase RB for Lexington County School District No. 1 Series 2006 (A1)
$500,000	5.000%	12/01/10	$518,695
Richland County RB Refunding for International Paper Co. Project Series 2002 A (BBB/Baa3)
3,000,000	4.250	10/01/07	3,002,730
South Carolina Jobs Economic Development Authority Hospital Facilities RB Pre-Refunded for Palmetto Health Alliance Series 2003 C (BBB+/Baa1)(c)
1,780,000	6.875	08/01/13	2,079,432
South Carolina Jobs Economic Development Authority Hospital Facilities RB Refunding & Improvement for Palmetto Series 2003 C (ACA) (A)
3,035,000	5.000	08/01/08	3,070,206
South Carolina Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)
3,750,000	6.000	05/15/22	3,963,450

			12,634,513

Tennessee – 3.3%
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Series 2006 A (BBB+/Baa2)
955,000	4.500	07/01/08	958,381
670,000	4.500	07/01/09	674,214
665,000	4.500	07/01/10	671,989
Johnson City Tennessee Electric RB Refunding for System Series 2007 A (MBIA) (AAA/Aaa)
1,045,000	4.000	05/01/10	1,054,990
Memphis Tennessee GO Bonds Refunding for General Improvement Series 2005 (MBIA) (AAA/Aaa)
4,430,000	5.000	10/01/11	4,665,942
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA) (a)(b)
2,250,000	7.545	10/01/08	2,381,850
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(a)
320,000	7.545	09/01/08	337,651

			10,745,017

Texas – 4.3%
Brazoria County Health Facilities Development Corp. RB for Brazosport Memorial Hospital Series 2004 (Radian) (AA/Aa3)
1,065,000	5.000	07/01/09	1,084,575
Harris County Health Facilities Development Corp. RB for Christus Health Series 1999 A (ETM) (MBIA) (AAA/Aaa)
400,000	5.250	07/01/07	400,984
Harris County Health Facilities Development Corp. RB for Christus Health Unrefunded Balance Series 1999 A (MBIA) (AAA/Aaa)
2,600,000	5.250	07/01/07	2,604,862
Mesquite Texas Health Facility Development Corp. RB for Christian Care Retirement Facility Series 2005 (BBB-)
170,000	5.000	02/15/08	170,921
395,000	5.000	02/15/09	399,333
610,000	5.000	02/15/10	619,132
Sam Rayburn Municipal Power Agency RB Refunding Series 2002 (Radian) (AA/Aa3)
2,000,000	5.000	10/01/08	2,029,580
Tarrant County Health Facilities Development Corp. RB for Texas Health Resources System Series 1997 A (MBIA) (AAA/Aaa)
2,100,000	5.750	02/15/11	2,171,778
Tomball Texas Hospital Authority RB Refunding Series 2005 (Baa3)
1,140,000	5.000	07/01/08	1,148,105
Travis County Health Facilities Development Corp. RB for Ascension Health Credit Series 1999 A (AMBAC) (AAA/Aaa)(c)
3,000,000	5.875	11/15/09	3,180,720

			13,809,990

Utah – 0.7%
Salt Lake County Utah Municipal Building Authority Lease RB Series 1999 (AA+/Aa1)(c)
2,000,000	5.500	10/01/09	2,084,120

Virginia – 5.4%
Fairfax County Virginia Economic Development Authority Lease RB for Public Uses Complex Project Series 2006 (AA+/Aa1)
2,650,000	5.000	05/15/10	2,746,407
Harrisonburg Virginia Public Improvement GO Bonds Series 2006 (FSA) (AAA/Aaa)
1,190,000	5.000	02/01/10	1,232,781
1,250,000	5.000	02/01/11	1,309,387
Pocahontas Parkway Association Virginia Toll Road RB for Capital Appreciation Senior Series 1998 B(c)(d)
4,130,000	0.000	08/15/08	3,233,666
Rappahannock Virginia Regional Jail Authority Facilities RB GANS Series 2006 (MIG1)
2,500,000	4.250	12/01/09	2,517,775
Tobacco Settlement Financing Corp. RB Series 2005 (AAA/Aaa)
6,224,000	4.000	06/01/13	6,206,199

			17,246,215

Washington – 1.1%
Clark County Public Utility District No. 1 RB Series 2007 (FGIC) (AAA/Aaa)
430,000	4.000	01/01/08	430,847
King County Washington Public Hospital District No. 2 GO Bonds Refunding & Improvement for Evergreen Healthcare Series 2006 (MBIA) (AAA/Aaa)
1,000,000	4.000	12/01/10	1,006,270

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Washington – (continued)
King County Washington School District No. 414 Lake Washington GO Bonds Series 2000 (AA/Aa1)(c)
$2,000,000	5.250%	12/01/10	$2,102,940

			3,540,057

Wisconsin – 1.0%
Badger Power Marketing Authority, Inc. Transmission Delivery Facilities RB Series 1993 (AMBAC) (ETM) (AAA/Aaa)
105,000	5.300	10/01/08	107,373
Badger Power Marketing Authority, Inc. Transmission Delivery Facilities RB Series 1993 Unrefunded Balance (AMBAC) (AAA/Aaa)
520,000	5.300	10/01/08	525,434
Wisconsin Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+)
665,000	4.000	05/01/07	665,001
695,000	4.000	05/01/08	693,019
715,000	4.000	05/01/09	709,130
Wisconsin Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
125,000	4.125	05/15/09	124,769
260,000	4.125	05/15/10	259,373
Wisconsin Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
105,000	4.125	05/15/10	104,747

			3,188,846

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS
(Cost $315,085,699)			$315,210,156

Other Municipals – 6.4%

MMA Financial CDD Senior Securitization Trust RB for Various States Bartram Springs Passthru Series 2003 B (A1)(e)
$6,038,074	3.375%	11/01/08	$5,917,675
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (A3) (b)(e)
2,000,000	4.950	09/30/12	2,018,800
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 A Class A (A1)
9,976,000	4.050	05/04/10	9,879,033
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2006 Class A (A1)
3,000,000	4.220	11/02/10	2,998,980

TOTAL OTHER MUNICIPALS
(Cost $21,045,883)			$20,814,488

Short-Term Investment – 0.5%

Tennessee – 0.5%
Sevier County Public Building Authority PB for Local Government Public Improvement Series 2005 (AMBAC) (AAA/Aaa)
$1,500,000	4.120%	05/01/07	$1,500,000
(Cost $1,500,000)

TOTAL INVESTMENTS – 104.6%
(Cost $337,642,196)			$337,524,644

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.6)%			(14,889,934)

NET ASSETS – 100.0%			$322,634,710

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Inverse variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(b)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,936,475 which represents approximately 2.5% of net assets as of April 30, 2007.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

The Portfolio had the following insurance concentration at 10% or greater of net assets at April 30, 2007: MBIA 12.3%.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
CDD	—	Community Development District
CIFG	—	CIFC Assurance North America, Inc.
COPS	—	Certificate of Participation
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	—	Insured by Financial Guaranty Insurance Co. Transferable Custodial Receipts
FSA	—	Insured by Financial Security Assurance Co.
GANS	—	Grant Anticipation Notes
GO	—	General Obligation
GTY AGMT	—	Guaranteed Agreement
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance Insured Bonds Certificates
PCRB	—	Pollution Control Revenue Bond
Radian	—	Insured by Radian Asset Assurance
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
RITES	—	Residual Interest Tax Exempt Securities
XLCA	—	Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
INTEREST RATE SWAP CONTRACTS —
At April 30, 2007, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged
					Upfront
	Notional		Payments	Payments	Payments
Swap	Amount	Termination	received by	made by	received by	Unrealized
Counterparty (a)	(000s)	Date	the Fund	the Fund	the Fund	Gain

Citicorp Securities	$12,500	06/15/12	BMA Municipal Swap Index	3.400%	$(10,000)	$28,623
Merrill Lynch Pierce Fenner and Smith, Inc.	12,500	06/15/12	BMA Municipal Swap Index	3.400%	(15,000)	34,677

Total					$(25,000)	$63,300

(a)	Represents forward starting interest rate swaps whose effective date of commencement of accruals and cash flows occur subsequent to April 30, 2007.
 BMA — Bond Market Association
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CALIFORNIA AMT-FREE MUNICIPAL FUND
Schedule of Investments
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 101.0%

California – 94.1%
Abag Finance Authority RB for Non-Profit Corp. for San Diego Hospital Association Series 2001 A (BBB+/Baa1)
$725,000	6.125%	08/15/20	$778,701
Abag Finance Authority RB for Non-Profit Corps. for Sansum-Santa Barbara Series 2002 A (CA MTG INS) (A+)
2,000,000	5.500	04/01/21	2,106,060
Abag Finance Authority RB for Non-Profit Corps. for United Dominion Housing Series 2000 B (GTY AGMT) (BBB-/Baa2)(a)
350,000	6.250	08/15/08	359,376
Adelanto Public Financing Authority RB Refunding Series 2006
1,460,000	4.050	09/15/11	1,454,554
Banning Utility Authority Water Enterprise RB for Refunding and Improvement Projects Series 2005 (FGIC) (AAA/Aaa)
1,135,000	5.000	11/01/22	1,212,827
Brentwood Infrastructure Financing Authority Special Assessment Series 2005 B
235,000	5.000	09/02/25	237,045
California Educational Facilities Authority RB for California Institute of Technology Series 2003 A (AAA/Aaa)(b)
1,000,000	5.000	10/01/11	1,057,860
California Health Facilities Financing Authority RB for Catholic Healthcare West Unrefunded Balance Series 2004 H (A/A3)(a)
805,000	4.450	07/01/11	817,791
California Health Facilities Financing Authority RB for Catholic West Series 2004 H (A/A3) (b)
70,000	4.450	07/01/11	72,086
California Infrastructure & Economic Development Bank RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
505,000	5.750	09/01/23	566,600
California Municipal Finance Authority RB for University Students Cooperation Association Series 2007 (BBB-)
790,000	5.000	04/01/22	819,996
California Special Districts Association Finance Corp. COPS for Montecito San District Series 2007 UU (AAA/Aaa)
750,000	5.000	07/01/33	797,895
California State Department of Transportation RANS for Federal Highway Grant Series 2004 A (FGIC) (AAA/Aaa)
1,000,000	5.000	02/01/12	1,060,510
California State Department of Water Resources Power Supply RB Series 2002 A (MBIA) (AAA/Aaa)
200,000	5.250	05/01/10	209,520
California State Economic Recovery GO Bonds Series 2004 B (AA+/Aa3)(a)
2,500,000	5.000	07/01/07	2,505,575
California State Economic Recovery GO Series 2004 A (AA+/Aa3)
425,000	5.000	01/01/09	434,630
California State GO Bonds Refunded Series 1998 (A+/A1)
1,100,000	6.000	02/01/08	1,119,635
California State GO Bonds Refunding Series 2007 (A+/A1)
2,000,000	5.000	08/01/23	2,123,460
California State GO Bonds Series 2003 (A+/A1)
2,000,000	5.250	02/01/15	2,156,280
California State GO Bonds Series 2004 (A+/A1)
500,000	4.000	02/01/09	503,415
California State Public Works Board RB for Department of Mental Health Coalinga Series 2004 A (A/A2)
1,000,000	5.000	06/01/11	1,046,830
California State Public Works Board RB Refunding for Department of Health Services Series 2005 K (A/A2)
200,000	5.000	11/01/22	210,748
California State University Fresno Association, Inc. RB for Auxiliary Organization Event Center Series 2002 (Ba1)(b)
910,000	6.750	07/01/12	1,008,790
California Statewide Communities Development Authority RB for Hollenbeck Palms/Magnolia Assisted Living Series 2007 A (Radian) (AA/Aa3)
1,000,000	4.500	02/01/27	984,500
California Statewide Communities Development Authority RB for Daughters of Charity Health Series 2005 F (BBB+)
750,000	5.000	07/01/07	751,042
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2002 C (A-1)(a)
725,000	3.850	06/01/12	720,360
California Statewide Communities Development Authority TRANS for Tulare County Series 2006 B (SP-1+/MIG1)
1,250,000	4.500	07/31/07	1,251,875
Carson Public Financing Authority RB for Special Assessment Series 2006 A (Radian) (AA)
1,635,000	4.375	09/02/26	1,604,573
Cathedral City Improvement Bond Act of 1915 Special Assessment for Cove Improvement District 04-02 Series 2005
740,000	5.000	09/02/20	751,537
Central Coast Water Authority RB Refunding for State Water Project Regional Facilities Series 2006 A (FSA) (AAA/Aaa)
1,200,000	4.000	10/01/10	1,217,952
Chino Community Facilities District Special Tax No. 2 Series 2006
200,000	5.000	09/01/26	201,866
Coachella Valley Water District Improvement Bond Act of 1913-1915 Special Assessment for Obligation Improvement District 70 Series 2006
300,000	5.000	09/02/20	301,902
Colton Joint Unified School District GO Bonds for Election of 2001 Series 2006 C (FGIC) (AAA/Aaa)
500,000	5.250	02/01/22	544,020
Coronado Community Development Agency Tax Allocation Refunding for Coronado Community Development Project Series 2006 (FGIC) (AAA/Aaa)
1,000,000	5.000	09/01/22	1,067,530
Del Mar Race Track Authority RB Series 2005 (BBB-)
600,000	5.000	08/15/09	613,326
Eastern Municipal Water District Community Facilities Special Tax for Cottonwood District 2004-27 Series 2006
100,000	5.000	09/01/27	101,384

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CALIFORNIA AMT-FREE MUNICIPAL FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

California – (continued)
Eastern Municipal Water District Community Facilities Special Tax for Mahogany District 2005-40 Series 2006
$300,000	5.000%	09/01/26	$301,902
El Camino Hospital District GO Bonds Series 2006 (MBIA) (AAA/Aaa)
1,000,000	4.500	08/01/16	1,049,310
Foothill-De Anza Community College District of California GO Bonds Series 2007 A (AMBAC) (AAA/Aaa)
1,500,000	5.000	08/01/27	1,583,625
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bond Series 2003 B (AAA/Aaa)(b)
2,065,000	5.500	06/01/13	2,260,886
Hollister Joint Powers Financing Authority RB Refunding and Improvement Project Series 2006-1 (FSA) (AAA)
500,000	5.000	06/01/17	541,295
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
1,455,000	5.000	05/01/10	1,498,577
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
275,000	5.000	09/01/25	279,356
Lammersville School District Community Facilities District No. 2002 Special Tax for Mountain House Series 2006
250,000	5.000	09/01/26	253,648
Los Angeles County Public Works Financing Authority Special Assessment RB Refunding for L.A. Regal Park & Open Space Series 2005 (FSA) (AAA/Aaa)
400,000	5.000	10/01/10	418,728
Los Angeles Unified School District GO Bonds Series 2003 A (MBIA) (AAA/Aaa)(b)
1,250,000	5.375	07/01/13	1,368,675
Los Angeles Unified School District GO Bonds Refunding Series 2007 A-2 (FGIC) (AAA/Aaa)
2,000,000	4.500	07/01/22	2,042,800
Manteca Unified School District GO Bonds Refunding Series 2005 (FGIC) (AAA/Aaa)
775,000	5.000	08/01/20	828,924
Mission Springs Water District Improvement Bond Act of 1915 Special Assessment for District No. 13 Series 2005
275,000	5.000	09/02/21	276,598
Moreno Valley Unified School District Community Facilities District No. 2004-5 Series 2006
400,000	5.200	09/01/36	408,292
New Haven Union High School District GO Bonds Refunding Series 2005 (MBIA) (AAA/Aaa)
1,250,000	5.250	08/01/21	1,368,850
Palmdale Improvement Bond Act of 1915 Special Assessment District No. 2006-1 Series 2006
500,000	5.000	09/02/36	501,865
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
355,000	5.250	09/02/16	362,661
1,055,000	5.250	09/02/17	1,077,419
Poway Unified School District Special Tax Community Facilities District No. 6-4 South Ranch Series 2005
200,000	4.850	09/01/20	202,362
Riverside County Public Financing Authority Tax Allocation Revenue Redevelopment Project Area No. 1 for Mid County Series 2006 B (MBIA) (AAA/Aaa)
575,000	5.000	10/01/15	623,829
Sacramento North Natomas Community Facilities 97-01 Special Tax Series 2005
1,210,000	5.000	09/01/23	1,230,679
San Diego County & School District TRANS Series 2006 A (SP-1+/MIG1)
1,250,000	4.500	07/27/07	1,251,712
San Diego Redevelopment Agency Tax Allocation for Centre City Redevelopment Series 2006 A (AMBAC) (AAA/Aaa)
1,000,000	5.000	09/01/13	1,073,860
San Francisco City & County Airports Commission RB Refunding for Second Issue Series 2006-32 F (FGIC) (AAA/Aaa)
500,000	5.000	05/01/15	542,465
San Gabriel Unified School District GO Bonds Prerefunded Series 2002 A (FSA) (AAA/Aaa)(b)
445,000	5.375	08/01/12	482,416
Sierra View Local Health Care District RB Refunding Series 1998 (A-)
500,000	5.400	07/01/22	512,265
South Orange County Public Financing Authority Special Tax for Ladera Ranch Series 2005 A (AMBAC) (AAA/Aaa)
200,000	5.000	08/15/21	211,946
Temecula Valley Unified School District Community Facilities District Special Tax No. 2004-1 Improvement Area A Series 2007
570,000	5.000	09/01/27	579,604
Tobacco Securitization Authority of Southern California Tobacco Settlement RB Senior Series 2006 A1 (BBB/Baa3)
1,500,000	4.750	06/01/25	1,498,965
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (AAA/Aaa)(b)
1,180,000	5.250	06/01/12	1,265,621

			58,671,186

Puerto Rico – 4.3%
Puerto Rico Aqueduct & Sewer Authority RB Refunding Series 1995 (BBB/Baa3)
250,000	6.250	07/01/12	276,103
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
1,500,000	5.000	12/01/09	1,541,535
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
270,000	5.000	03/01/09	274,031
575,000	5.000	03/01/12	595,895

			2,687,564

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CALIFORNIA AMT-FREE MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

U.S. Virgin Islands – 2.6%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
$1,100,000	5.000%	10/01/08	$1,113,244
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
500,000	5.000	10/01/14	528,490

			1,641,734

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $62,673,226)			$63,000,484

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investment – 0.3%

California – 0.3%
California Pollution Control Financing Authority VRDN RB for Pacific Gas & Electric Corp. Series 1996 (AA/A-1+)(c)
$200,000	3.960%	05/04/07	$200,000
(Cost $200,000)

TOTAL INVESTMENTS – 101.3%
(Cost $62,873,226)			$63,200,484

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%			(815,659)

NET ASSETS – 100.0%			$62,384,825

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The Portfolio had the following insurance concentration at 10% or greater of net assets at April 30, 2007: FGIC 11.7%.

Investment Abbreviations:
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
CA MTG INS	—	Insured by California Mortgage Insurance
COPS	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
GTY AGMT	—	Guaranteed Agreement
MBIA	—	Insured by Municipal Bond Investors Assurance
Radian	—	Insured by Radian Asset Assurance
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS NEW YORK AMT-FREE MUNICIPAL FUND
Schedule of Investments
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 97.3%

New York – 80.0%
Albany County GO Bonds Refunding Series 2002 (FGIC) (AAA/Aaa)
$500,000	5.000%	06/01/13	$534,795
Albany Municipal Water Finance Authority Second Resolution RB Refunding Series 2003 A (MBIA) (AAA/Aaa)
425,000	5.000	12/01/11	431,133
Amherst Industrial Development Agency Civic Facility RB for Daeman College Mandatory Tender Refunding Series 2006 A (Radian) (Manufacturers & Traders SPA) (AA)(a)
490,000	4.200	10/01/11	495,096
Buffalo Fiscal Stability Authority Special Tax for Sales Tax & State Aid Series 2006 A (Aa2)
430,000	4.000	09/01/07	430,396
Erie County GO Bonds Refunding Series 2005 D-1 (MBIA) (AAA/Aaa)
300,000	5.000	06/01/21	320,022
Harborfields Central School District GO Bonds Refunding Series 2007 (FGIC) (Aaa)
360,000	4.000	06/01/10	363,733
Haverstraw-Stony Point Central School District GO Bonds Series 2007 (FSA) (Aaa)
1,000,000	4.500	10/15/08	1,012,160
Islip GO for Public Improvement Series 2006 (AA+/Aa2)
515,000	4.000	07/15/10	520,531
Kings Point GO Bonds Refunding Series 2005 (Aaa)
285,000	5.000	06/15/12	302,388
Long Island Power Authority Electric System RB Refunding Series 1998 A (AMBAC) (AAA/Aaa)
325,000	5.500	12/01/11	349,560
Long Island Power Authority Electric System RB Refunding Series 2006 D (A-/A3)
200,000	4.000	09/01/10	201,604
Metropolitan Transportation Authority Dedicated Tax Fund RB Series 2004 A (MBIA) (AAA/Aaa)
600,000	5.000	11/15/10	627,018
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital of Rochester Refunding Series 2005 (BBB+/Baa1)
580,000	5.000	08/01/12	602,707
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital of Rochester Refunding Series 2005 (BBB+/Baa1)
300,000	5.000	08/01/22	310,008
Nassau County Industrial Development Agency Civic Facility RB for North Shore Health System Project Refunding Series 2001 D (A3)
1,000,000	5.625	11/01/09	1,033,650
New York City GO Bonds Series 2003 D (AA-/A1)
520,000	5.250	10/15/18	558,147
New York City Health & Hospital Corp. RB for Health Systems Refunding Series 2003 A (AMBAC) (AAA/Aaa)
500,000	5.000	02/15/11	522,005
New York City Housing Development Corp. RB for Housing Authority Capital Funding Project Series 2005 A (FGIC) (AAA/Aaa)
300,000	5.000	07/01/11	315,609
New York City Transitional Financial Authority RB for Future Tax Secured Refunding Series 2002 A (AAA/Aa1)
350,000	5.500	11/01/26	374,668
New York City Transitional Finance Authority RB for Future Tax Secured Refunding Series 2004 D2 (AAA/Aa2)
275,000	5.000	11/01/11	289,910
New York GO Bonds Refunding Series 2002 C (AA-/A1)
500,000	5.250	08/01/10	522,525
New York GO Bonds Series 2003 A (AA-/A1)
500,000	5.000	08/01/12	527,530
New York State Dormitory Authority Lease RB for Court Facilities Series 2003 A ETM (A+/A2)
200,000	5.000	05/15/07	200,106
New York State Dormitory Authority RB for City University Systems Conservation Fifth Generation Series 2003 A (AA-/A1)
200,000	5.250	01/01/13	214,320
New York State Dormitory Authority RB for Columbia University Series 2001 A Prerefunded (AAA/Aaa)(b)
225,000	5.250	07/01/11	240,975
New York State Dormitory Authority RB for Interfaith Medical Center Refunding Series 2007 (AA-)
850,000	4.750	02/15/12	880,829
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
460,000	5.000	05/01/07	460,011
New York State Dormitory Authority RB for Third General Refunding Series 2002 A (AA-/A1)
350,000	5.250	11/15/13	375,470
New York State Dormitory Authority RB Non State Supported Debt for Kaleida Health Series 2006 (FHA) (AAA)
260,000	4.000	08/15/14	261,131
New York State Dormitory Authority RB Non State Supported Debt for New York University Hospitals Center Series 2006 A (BB/Ba2)
500,000	5.000	07/01/13	518,585
New York State Dormitory Authority RB Non State Supported Debt for Ozanam Hall Queens Nursing Series 2006 (LOC- Allied Irish Bank PLC) (Aa2)
500,000	5.000	11/01/12	527,220
New York State Dormitory Authority RB Non State Supported Debt for Siena College Series 2006 (MBIA) (Aaa)
400,000	5.000	07/01/13	428,624
New York State Dormitory Authority State Personnel Income Tax RB for Education Series 2005 F (AAA)
200,000	5.000	03/15/10	207,332
New York State Environmental Facilities Corp. State Clean Water & Drinking RB for Revolving Funds Pooled Funding Program Refunding Series 2002 F (AAA/Aaa)
325,000	5.250	11/15/20	347,643

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS NEW YORK AMT-FREE MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

New York – (continued)
New York State Thruway Authority Highway & Bridge Second Gen RB Series 2003 B (FSA) (AAA/Aaa)
$250,000	5.000%	04/01/12	$264,925
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Mandatory Tender Refunding Series 2003 A (AA-)(a)
550,000	5.250	01/01/09	562,600
Orange County GO Bonds Refunding Series 2005 A (Aa1)
500,000	5.000	07/15/13	535,405
Rensselaer County Industrial Development Agency Civic Facility RB for Rensselaer Polytechnic Institution Series 2006 (XLCA) (AAA/Aaa)
200,000	4.250	03/01/12	204,724
Rome City School District GO Bonds Refunding Series 2005 (FGIC) (Aaa)
415,000	5.000	06/15/13	444,038
Sales Tax Asset Receivables Corporation RB Series 2004 A (MBIA) (AAA/Aaa)
335,000	5.250	10/15/19	365,120
Saratoga County Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
500,000	5.000	12/01/07	502,500
Saratoga County Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
725,000	5.000	12/01/08	734,845
Saratoga County Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
300,000	5.000	12/01/14	313,251
Suffolk County Industrial Development Agency Civic Facilities RB for Dowling College Series 2006 A (ACA) (A)
300,000	5.000	06/01/18	314,028
Suffolk County Industrial Development Agency Continuing Care Retirement RB for Jeffersons Ferry Project Refunding Series 2006 (BBB-)
250,000	5.000	11/01/12	258,478
Suffolk County Water Authority Waterworks RB Senior Lien Series 1993 ETM (MBIA) (AAA/Aaa)
25,000	5.100	06/01/07	25,032
Suffolk County Water Authority Waterworks RB Unrefunded Balance Senior Lien Series 1993 (MBIA) (AAA/Aaa)
275,000	5.100	06/01/07	275,326
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series A-1 (AA-/A1)
2,750,000	5.500	06/01/18	2,944,287

			23,052,000

Puerto Rico – 12.9%
Puerto Rico Commonwealth GO Bonds for Public Improvement Mandatory Tender Refunding Series 2003 C (MBIA) (AAA/Aaa)(a)
325,000	5.000	07/01/08	329,966
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
775,000	5.000	12/01/09	796,460
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
225,000	5.000	03/01/09	228,359
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Mandatory Tender Series 2004 A (LOC- Government Development Bank of Puerto Rico) (BBB-/Ba1)(a)
1,000,000	5.750	02/01/12	1,069,080
University of Puerto Rico RB Refunding Series 2006 P (BBB/Baa2)
230,000	5.000	06/01/13	242,929
University of Puerto Rico RB Refunding Series 2006 P (BBB/Baa2)
1,000,000	5.000	06/01/19	1,058,280

			3,725,074

U.S. Virgin Islands – 4.4%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
1,225,000	5.000	10/01/10	1,264,837

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $27,957,806)			$28,041,911

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS NEW YORK AMT-FREE MUNICIPAL FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investment – 1.4%

New York – 1.4%
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2003 F-2 (Bayerische Landesbank SPA) (A-1+/VMIG1)(c)
$400,000	4.010%	05/01/07	$400,000
(Cost $400,000)

TOTAL INVESTMENTS – 98.7%
(Cost $28,357,806)			$28,441,911

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%			390,047

NET ASSETS – 100.0%			$28,831,958

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The Portfolio had the following insurance concentration at 10% or greater of net assets at April 30, 2007: MBIA 10.6%.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Insured by Federal Housing Administration
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
SPA	—	Stand-by Purchase Agreement
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 99.2%

Alabama – 1.3%
Alabama Municipal Electric Authority Power Supply RB Series 2003 A (MBIA) (Aaa)
$1,000,000	5.000%	09/01/33	$1,049,310
Alabama Public School & College Authority RB for Capital Improvement Series 1999 D (AA/Aa2)
1,150,000	5.750	08/01/19	1,216,401
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BBB-)
1,780,000	5.750	12/01/36	1,865,031
Birmingham Alabama GO Bonds for Capital Improvement Warrants Series 2000 A (AA/Aa3)
1,000,000	5.550	08/01/21	1,060,160
Daphne Alabama GO Refunding Warrants Series 2003 (AMBAC) (AAA/Aaa)
210,000	4.000	08/01/14	212,247
DCH Health Care Authority Health Care Facilities RB Series 2006 (A+/A1)
1,000,000	5.125	06/01/36	1,039,320
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
575,000	5.000	11/15/17	598,069
100,000	5.000	11/15/21	102,937
Tuscaloosa Alabama GO Bonds Warrants Series 2000 (AA/Aa3)(a)
1,000,000	5.650	01/01/10	1,058,530

			8,202,005

Alaska – 1.6%
Alaska State Housing Finance Corp. RB for General Housing Series 2005 A (FGIC) (AAA/Aaa)
4,000,000	5.250	12/01/34	4,272,720
Alaska State Housing Finance Corp. RB Series 1999 A (MBIA) (AAA/Aaa)
2,490,000	6.000	06/01/49	2,569,879
Anchorage Alaska Water RB Refunding Series 2004 (MBIA) (AAA/Aaa)
1,000,000	5.125	05/01/29	1,059,910
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (AAA/Aaa)(a)
1,500,000	5.500	06/01/11	1,598,940

			9,501,449

Arizona – 1.5%
Arizona Health Facilities Authority Hospital Systems RB PA 1456 (RITES)(b)
800,000	7.308	02/01/42	842,080
Arizona School Facilities Board RB for State School Trust Series 2004 A (AMBAC) (AAA/Aaa)
3,410,000	5.750	07/01/18	3,805,185
Maricopa County Arizona Multi-Family Housing IDA RB for Place Five and Greenery Apartments Series 1996 A (ETM) (AAA)
165,000	5.850	01/01/08	167,384
Maricopa County Arizona Unified School District No. 41 Gilbert GO Bonds Prerefunded Series 1995 (FSA) (AAA/Aaa)(a)
2,304,000	6.250	07/01/08	2,372,429
Maricopa County Arizona Unified School District No. 41 Gilbert GO Bonds Unrefunded Balance Series 1995 (FSA) (AAA/Aaa)
196,000	6.250	07/01/15	201,527
Northern Arizona University RB Series 2003 (FGIC) (AAA/Aaa)(a)
1,235,000	5.500	06/01/14	1,370,653
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB-/Baa2)
500,000	5.000	01/01/26	510,760

			9,270,018

Arkansas – 1.1%
Arkansas Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB/Baa2)(a)
4,000,000	7.250	02/01/10	4,364,840
Paragould Arkansas Sales and Use Tax RB Series 2001 (AMBAC) (AAA/Aaa)
995,000	5.100	06/01/18	1,018,860
Washington County Arkansas Hospital RB for Regional Medical Center Series 2005 A (BBB/Baa2)
150,000	5.000	02/01/35	152,981
Washington County Arkansas Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
160,000	4.250	02/01/15	159,360
675,000	5.000	02/01/25	694,149
150,000	5.000	02/01/30	152,981

			6,543,171

California – 17.7%
Abag Finance Authority RB for Non-Profit Corp. for San Diego Hospital Association Series 2001 A (BBB+/Baa1)
275,000	6.125	08/15/20	295,369
California County Tobacco Securitization Agency RB for Stanislaus Series 2006 A (BBB)(c)
5,175,000	0.000	06/01/46	575,253
California County Tobacco Securitization Agency RB for Stanislaus Series 2006 B (BBB-)(c)
450,000	0.000	06/01/46	47,934
California County Tobacco Securitization Agency Refunding Asset Backed RB for Merced County Series 2005 A (Baa3)
275,000	5.125	06/01/38	275,275
California County Tobacco Securitization Agency Refunding Asset Backed RB for Sonoma County Corp. Series 2005 A (BBB)
125,000	5.125	06/01/38	125,125
75,000	5.250	06/01/45	75,542
California Housing Finance Agency RB for Home Mortgage AMT Series 2006 I (AA-/Aa2)
2,425,000	4.800	08/01/36	2,431,693

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

California – (continued)
California Infrastructure & Economic Development Bank RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
$1,000,000	5.750%	09/01/23	$1,121,980
California State Economic Recovery GO Bonds Series A (AA+/Aa3)(d)
3,750,000	5.250	07/01/14	4,096,221
California State Economic Recovery GO Bonds Series B (AA+/Aa3)(d)
2,500,000	5.000	07/01/08	2,540,750
California State GO Bonds Series 2003 (A+/A1)
1,000,000	5.250	02/01/33	1,054,080
California State GO for Refunded Bonds Series 2000 (FGIC) (AAA/Aaa)(a)
1,205,000	5.250	09/01/10	1,268,708
California State GO Bonds for Various Purposes Series 2005 (AMBAC) (AAA/Aaa)
385,000	4.250	03/01/30	372,938
California State GO Bonds for Various Purposes Series 2005 (A+/A1)
13,000,000	5.000	03/01/32	13,624,780
California State GO for Unrefunded Balance Series 2000 (FGIC) (AAA/Aaa)(a)
75,000	5.250	09/01/10	78,965
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (FSA) (AAA/Aaa)
2,000,000	5.375	10/01/19	2,151,680
California State University Fresno Association, Inc. RB for Senior Auxiliary Organization Event Center Series 2002 (Baa3)(a)
1,000,000	6.000	07/01/12	1,119,380
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2007 A (A+)
1,600,000	4.750	04/01/33	1,583,456
California Statewide Communities Development Authority for Kaiser Permanente RMKT Series 2001 C (A+)
250,000	5.250	08/01/31	264,810
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2007 B (A+/A+)
2,750,000	4.371	04/01/36	2,749,890
Carson California Public Financing Authority Special Assessment Series 2006 A (Radian) (AA)
300,000	4.375	09/02/26	294,417
Cathedral City California Improvement Bond Act of 1915 Special Assessment for Limited Obligation Cove Improvement District 04-02 Series 2005
250,000	5.000	09/02/20	253,898
Chabot-Las Positas Community College District GO Bonds for Capital Appreciation Bonds Series 2006 C (AMBAC) (AAA/Aaa)(c)
6,340,000	0.000	08/01/35	1,602,435
Chino California Community Facilities District Special Tax Assessment No. 2 Series 2006
500,000	5.000	09/01/36	501,455
Chula Vista California Community Facilities District Special Tax No. 7 for Otay Ranch Village Eleven Series 2006 I
250,000	5.100	09/01/26	254,945
1,570,000	5.125	09/01/36	1,596,878
Coachella Valley California Water District 70 Improvement Bond Act 1913 to 1915 for Limited Obligation Improvement Assessment Series 2006
1,000,000	5.100	09/02/26	1,012,270
Del Mar Race Track Authority RB Series 2005 (BBB-)
200,000	5.000	08/15/25	207,742
Eastern Municipal Water District Community Facilities District Special Tax No. 2004-29 Sun Ranch Series 2006
500,000	5.000	09/01/29	504,665
1,000,000	5.000	09/01/36	1,005,590
Eastern Municipal Water District Community Facilities Special Tax District No. 2003-25 Improvement Area D Series 2006
425,000	5.000	09/01/36	425,166
Eastern Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Series 2006
410,000	5.000	09/01/36	409,553
Foothill-De Anza Community College District of California GO Bonds Series 2007 A (AMBAC) (AAA/Aaa)
6,000,000	5.000	08/01/27	6,334,500
925,000	4.500	08/01/31	908,850
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A (FGIC-TCRS) (AAA/Aaa)
1,000,000	5.000	06/01/45	1,043,840
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2007 A-1 (BBB/Baa3)
1,375,000	5.000	06/01/33	1,369,252
2,500,000	5.125	06/01/47	2,501,650
3,000,000	5.750	06/01/47	3,204,420
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Subseries 2007 B (BBB)(c)
60,000,000	0.000	06/01/47	5,980,200
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Subseries 2007 C (BBB-)(c)
19,500,000	0.000	06/01/47	1,869,270
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2003 B (AAA/Aaa)(a)
7,800,000	5.500	06/01/13	8,539,908
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (A/A2)
3,075,000	5.000	06/01/45	3,182,656
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (AMBAC) (AAA/Aaa)
1,065,000	5.000	06/01/30	1,107,355

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

California – (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (Radian-IBC) (AA)
$1,500,000	5.000%	06/01/45	$1,555,410
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Bonds Series 2005 A (AMBAC-TCRS) (AAA/Aaa)
3,000,000	5.000	06/01/45	3,131,520
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (AAA/Aaa)(a)
1,225,000	6.750	06/01/13	1,423,756
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (AAA/Aaa)(a)
350,000	7.875	06/01/13	428,015
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (AAA/Aaa)(a)
650,000	7.875	06/01/13	794,885
Jurupa Community Services District Special Tax Community Facilities District No. 19 Eastvale
1,500,000	5.000	09/01/36	1,505,040
Kaweah Delta California Health Care District RB Series 2004 (A3)(a)
325,000	6.000	08/01/12	367,009
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
300,000	5.000	05/01/11	311,310
300,000	5.000	05/01/12	313,461
285,000	5.000	05/01/15	302,134
La Mirada Redevelopment Agency Tax Allocation for Merged Project Area Series 2004 A (FSA) (AAA/Aaa)
250,000	4.250	08/15/19	253,270
Lafayette Redevelopment Agency Tax Allocation RB for Lafayette Redevelopment Project Series 2005 (Radian) (AA)
120,000	5.000	08/01/35	124,648
Lake Elsinore California Unified School District Community Facilities District Special Tax Series 2005-3
595,000	5.000	09/01/25	604,425
Menlo Park California GO Bonds Series 2002 (Aa1)
1,000,000	5.250	08/01/27	1,068,140
Metropolitan Water District Waterworks of Southern California RB Refunding Series 2001 A (AAA/Aa2)
1,000,000	5.100	07/01/25	1,051,390
Morgan Stanley Co., Inc. Trust RB Residuals Series 2006-1544(b)(c)
1,415,000	0.000	08/01/34	1,389,374
North Natomas California Community Facilities District Special Tax No. 004 Series 2006 D
1,000,000	5.000	09/01/33	1,013,610
Palo Alto California Improvement Bond Act of 1915 for Special Assessment University Avenue Area off Street Parking Series 2002 A (BBB)
955,000	5.250	09/02/15	975,934
Poway California Unified School District Special Tax Community Facilities District 6-4 South Series 2005
250,000	5.125	09/01/35	252,825
Sacramento California North Natomas Community Facilities 97-01 Special Tax Series 2005
565,000	5.000	09/01/25	567,834
1,190,000	5.000	09/01/29	1,204,447
San Diego California Unified School District GO Bonds for Election 1998 Series 2002 D (FGIC) (AAA/Aaa)
1,000,000	5.250	07/01/24	1,079,680
San Gabriel California Unified School District GO Bonds Unrefunded Balance Series 2002 A (FSA) (AAA/Aaa)
55,000	5.375	08/01/21	59,243
Sierra View California Local Health Care District RB Refunding Series 1998 (A-)
500,000	5.400	07/01/22	512,265
Silicon Valley Tobacco Securitization Authority RB for Capital Appreciation Santa Clara Series 2007 A(c)
8,000,000	0.000	06/01/36	1,636,240
Temecula Valley California Unified School District Community Facilities District Special Tax District No. 2004-1 Improvement Area A Series 2007
930,000	5.000	09/01/37	942,871
Tobacco Securitization Authority of Northern California Settlement RB for Asset Backed Bonds Series 2005 A-1 (BBB/Baa3)
350,000	5.500	06/01/45	358,256
Tobacco Securitization Authority of Southern California Settlement RB for Asset Backed Bonds Series 2002 A (AAA/Aaa)(a)
3,000,000	5.625	06/01/12	3,269,370
Torrance California COPS Refunding & Public Improvement Project Series 2005 B (AMBAC) (AAA/Aaa)
310,000	5.250	06/01/34	332,094
University of California RB for Multiple Purpose Projects Series 2001 M (FGIC) (AAA/Aaa) (a)
2,000,000	5.125	09/01/09	2,088,560

			108,881,760

Colorado – 2.9%
Adams Colorado RB VRDN Series 2006-1260 (FHA/MBIA) (AAA)(b)
455,000	8.270	02/01/31	570,911
Aurora Centretech Colorado Metropolitan District GO Refunding Bonds Series 1998 C (LOC-BNP Paribas) (AA)(e)
2,000,000	4.875	12/01/08	2,029,500
Castlewood Ranch Colorado Metropolitan District GO Bonds Refunding Series 2006 (XLCA) (AAA)
1,905,000	4.250	12/01/29	1,853,660
3,520,000	4.250	12/01/34	3,387,050
Colorado Health Facilities Authority RB for Covenant Retirement Communities Inc. Series 2005 (BBB)
1,150,000	5.000	12/01/35	1,168,768
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa2)
1,000,000	5.000	03/01/25	1,022,020
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A2)(a)
500,000	6.500	11/15/11	561,940

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Colorado – (continued)
Denver City & County Colorado GO Bonds for Various Purposes Series 1999 B (AA+/Aa1)
$1,000,000	5.625%	08/01/07	$1,004,340
E-470 Public Highway Authority RB Capital Appreciation Series 2004 B (MBIA) (AAA/Aaa)(c)
5,000,000	0.000	09/01/27	1,847,950
La Plata County Colorado School District No 9-R Durango GO Bonds Series 2002 (MBIA) (Aaa) (a)
1,000,000	5.250	11/01/12	1,076,430
SBC Metropolitan District GO Refunding Series 2005 (ACA) (A)
500,000	5.000	12/01/29	515,455
Tower Colorado Metropolitan District GO Bonds Refunding and Improvement Series 2005 (Radian) (AA/Aa3)
140,000	5.000	12/01/35	145,132
West Metro Fire Protection District GO Series 2006 A (MBIA) (Aaa)
2,200,000	5.250	12/01/26	2,407,790

			17,590,946

Connecticut – 1.1%
Connecticut State Development Authority PCRB Refunding for Connecticut Light & Power Co. RMKT 09/23/98 Series 1993 A (BBB-/Baa1)
2,500,000	5.850	09/01/28	2,609,325
Connecticut State GO Bonds Refunding Series C (AA/Aa3)(d)
4,000,000	5.500	12/15/13	4,436,505

			7,045,830

District of Columbia – 1.0%
District of Columbia RB for Friendship Public Charter School Series 2006 (ACA GO OF INST)(A)
100,000	4.000	06/01/16	97,689
150,000	5.000	06/01/35	154,968
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
720,000	6.250	05/15/24	766,174
1,000,000	6.500	05/15/33	1,194,350
Metropolitan Washington D.C. Airports Authority RB Series 2005 A (AMT) (MBIA) (AAA/Aaa)
2,000,000	5.000	10/01/35	2,089,240
Metropolitan Washington D.C. Airports Authority RB Series 2006 A (AMT) (FSA) (AAA/Aaa)
2,000,000	5.000	10/01/35	2,097,860

			6,400,281

Florida – 6.0%
Arbor Greene Community Development District Special Assessment for Refunding Revenue Series 2006 (BBB+)
1,510,000	5.000	05/01/19	1,579,898
Bobcat Trail Community Development District of Florida Special Assessment for Refunding Capital Improvement Series 2005
1,200,000	5.200	05/01/29	1,198,392
Bridgewater Wesley Chapel Community Development District of Florida Special Assessment for Capital Improvement Series 2005
2,430,000	5.750	05/01/35	2,565,764
Coconut Cay Community Development District of Florida Special Assessment Series 2006
990,000	5.375	05/01/36	1,002,613
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-)
680,000	5.000	05/01/21	688,942
Crossings At Fleming Island Community Development District of Florida Special Assessment Refunding for Series 2000 B (MBIA) (AAA/Aaa)
1,765,000	5.800	05/01/16	1,881,861
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,680,000	6.000	05/01/34	1,776,869
Double Branch Community Development District Special Assessment Series 2005 A
570,000	5.350	05/01/34	573,534
Fleming Island Plantation Community Development District Special Assessment Series 2007 (MBIA) (Aaa)
1,250,000	4.500	05/01/31	1,233,738
Florida State GO Bonds Department of Transportation Right of Way Series 1997 B (AAA/Aaa) (a)
1,000,000	5.500	07/01/07	1,012,880
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (MBIA) (AAA)
2,755,000	5.375	05/01/22	3,014,356
130,000	4.750	05/01/31	133,436
High Ridge Quantum Community Development District of Florida Special Assessment for Boyton Beach Series 2005 A
1,910,000	5.750	05/01/35	1,928,355
Hillsborough County IDA RB Refunding for Tampa General Hospital Project Series 2003 A (A3)
380,000	5.000	10/01/07	381,725
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (Baa2)
300,000	5.625	03/01/24	318,003
Jacksonville Economic Development Community Health Care Facilities RB for Mayo Clinic Series 2006 (AA/Aa2)
825,000	5.000	11/15/36	851,614
Keys Cove Community Development District Special Assessment Series 2004
1,190,000	5.875	05/01/35	1,247,632
Lake County School Board COPS Series 2006 A (AMBAC) (AAA/Aaa)
300,000	3.900	06/01/17	294,594
Longleaf Florida Community Development District Special Assessment Refunding Series 2006
1,350,000	5.375	05/01/30	1,341,880

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Marsh Harbour Community Development District Special Assessment Series 2005 A
$915,000	5.450%	05/01/36	$934,727
Meadow Florida Pointe III Community Development District RB for Capital Improvement Series 2004 A
975,000	6.000	05/01/35	1,047,774
North Springs Improvement District RB Refunding for Water Management Series 2005 A
185,000	5.375	05/01/24	188,330
North Springs Improvement District RB for Water Management Series 2005 B
445,000	5.500	05/01/35	453,989
Oakstead Florida Community Development District Capital Improvement Special Assessment Refunding for Series 2006 A-1 (MBIA) (AAA/Aaa)
145,000	4.500	05/01/32	143,924
Orange County Health Facilities Authority RB for Orlando Regional Healthcare Hospital Series 2006 B (A/A2)
135,000	4.750	11/15/36	135,096
Palm Beach County Florida GO Bonds Series 1999 A (AAA/Aaa)(a)
1,000,000	5.450	08/01/09	1,038,610
Pinellas County Educational Facilities Authority RB for Eckerd College Project Series 2006 (ACA)(A)
250,000	5.250	10/01/29	265,035
175,000	4.750	10/01/31	177,247
Port Everglades Authority RB Series 1986 (ETM) (AAA/Aaa)
2,785,000	7.125	11/01/16	3,212,637
Sail Harbour Community Development District Special Assessment Series 2005 A
985,000	5.500	05/01/36	1,004,887
Sonoma Bay Community Development District Special Assessment Series 2005 A
650,000	5.450	05/01/36	651,270
Sumter Landing Florida Community Development District Recreational RB Series 2005 A (MBIA) (AAA/Aaa)
250,000	4.625	10/01/30	252,858
Tampa Palms Open Space & Transportation Community Development District Revenue Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
250,000	4.000	05/01/13	253,327
1,400,000	4.500	05/01/18	1,468,138
Thousand Oaks Community Development District Special Assessment RB Series 2005 A-1
970,000	5.350	05/01/35	984,540
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvements Series 2005
990,000	5.600	05/01/36	1,011,424
Volusia County Educational Facility Authority RB Refunding for Embry-Riddle Aeronautical Series 2005 (Radian) (AA/Aa3)
650,000	5.000	10/15/35	668,934

			36,918,833

Georgia – 1.5%
Augusta Georgia Water & Sewer RB Series 2004 (FSA) (AAA/Aaa)
7,000,000	5.250	10/01/39	7,560,840
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BBB+/Baa1)
325,000	5.500	01/01/34	339,323
Georgia State GO Bonds Series 1992 B (AAA/Aaa)
1,000,000	6.000	03/01/12	1,102,630

			9,002,793

Guam – 0.1%
Guam Education Financing Foundation COPS for Public School Facilities Project Series 2006 A (A-)
250,000	5.000	10/01/12	262,420
175,000	5.000	10/01/23	183,839

			446,259

Hawaii – 0.6%
Hawaii State Airport Systems RB Refunding Series 2000 B (AMT) (FGIC) (AAA/Aaa)
3,500,000	6.625	07/01/17	3,794,385

Illinois – 4.6%
Cary Illinois Special Tax Refunding for Special Service Area No. 1 Series 2006 (Radian) (AA)
1,945,000	5.000	03/01/30	2,009,360
Chicago Illinois GO Bonds Prerefunded Series 2000 C (FGIC) (AAA/Aaa)(a)
1,365,000	5.500	07/01/10	1,450,585
Chicago Illinois GO Bonds Unrefunded Balance Series 2000 C (FGIC) (AAA/Aaa)
815,000	5.500	01/01/19	861,594
Chicago Illinois O’Hare International Airport RB Refunding for General Airport 3rd Lien Series 2003 A-1 (XLCA) (AAA/Aaa)
490,000	5.250	01/01/34	519,596
Chicago Illinois Tax Increment for Central Loop Redevelopment Project Series 2000 A (ACA) (A)
2,000,000	6.500	12/01/08	2,076,880
Chicago Illinois Tax Increment Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (A)
750,000	5.000	11/15/11	777,968
1,250,000	6.250	11/15/13	1,359,587
Du Page County High School District No. 87 Glenbard Township GO Bonds Unrefunded Balance Series 1998 A (A1)
20,000	5.050	12/01/14	20,160
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (B+/Ba1)(e)
2,300,000	5.500	02/28/14	2,302,737
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Aaa)(a)
2,000,000	6.250	05/01/12	2,244,360

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Illinois – (continued)
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa3)(a)
$1,500,000	6.250%	05/01/07	$1,500,000
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BBB-/Baa3)
400,000	5.125	01/01/25	406,592
Illinois Finance Authority RB Refunding for Waste Management Inc. Project Series 2005 A (AMT) (BBB)
400,000	5.050	08/01/29	407,340
Illinois State GO Bonds First Series 2002 (MBIA) (AAA/Aaa)
3,000,000	5.375	07/01/19	3,204,900
Lake County Illinois Community Consolidated School District No. 041 GO Bonds Series 1999 A (FSA) (AAA/Aaa)
2,725,000	9.000	11/01/16	3,792,573
Lombard Public Facilities Corp. RB for Conference Center and Hotel First Tier Series 2005 A-2 (ACA) (A)
425,000	5.500	01/01/36	453,607
Northlake Illinois RB Refunding for Tax Increment Series 1998 A (AMBAC) (Aaa)
300,000	5.000	06/01/14	305,454
Round Lake IL Lakewood Grove Special Service Area No. 1 Special Tax Series Refunding 2007 (AAA)
2,720,000	5.500	03/01/32	2,981,501
1,285,000	4.700	03/01/33	1,285,925

			27,960,719

Indiana – 2.4%
Anderson Indiana Electric Utilities RB Refunding Series 2007 (A-)
500,000	4.250	01/01/11	505,045
Anderson School Building Corp. RB for First Mortgage Series 2006 (FSA) (AAA/Aaa)
200,000	4.000	07/15/15	202,084
Bloomington Municipal Facilities Corp. RB for Economic Development Lease Rental Series 1998 (AA-/Aa3)
260,000	4.800	08/01/12	264,290
Carmel Redevelopment Authority RB for West Clay Road Projects Series 2004 (MBIA) (Aaa)
200,000	4.250	08/01/11	204,038
Center Grove School Building Corp. RB for First Mortgage Series 2005 (FGIC) (AAA/Aaa)
380,000	3.500	01/15/11	375,668
Clarksville High School Building Corp. RB Refunding for First Mortgage Series 1998 (MBIA) (AAA/Aaa)
150,000	5.000	07/15/14	153,518
Crown Point, Indiana multi-school Building Corp. (MBIA) (AAA/Aaa)
200,000	4.800	01/15/14	206,270
Delaware County Indiana Hospital Authority RB for Cardinal Health Systems Obligation Group Series 2006 (Baa2)
240,000	5.250	08/01/36	249,422
Eagle-Union Middle School Building Corp. RB Refunding for First Mortgage Series 2001 (AMBAC) (AAA/Aaa)
125,000	4.850	07/05/15	129,868
East Washington Multi School Building Corp. RB Refunding for First Mortgage Series 2006 (MBIA) (AAA/Aaa)
300,000	3.900	07/15/14	301,674
Elkhart Community Schools Building Corp. RB for First Mortgage Series 2006 B (XCLA) (Aaa)
295,000	4.300	07/15/18	299,552
Fall Creek Regional Waste District RB Refunding Series 2001 (MBIA) (AAA/Aaa)
100,000	4.700	03/01/13	103,137
Fort Wayne Storm Revenue District RB Series 2006 (MBIA) (AAA/Aaa)
165,000	4.000	08/01/13	166,995
Greencastle Indiana Waterworks RB Refunding Series 2001 (MBIA) (AAA/Aaa)
300,000	4.250	07/01/13	307,251
Greencastle Multi School Building Corp. RB Refunding for First Mortgage Series 2002 (FGIC) (AAA/Aaa)
260,000	4.100	01/10/13	263,996
Indiana Bond Bank RB for Special Program Conservancy District Project Series 2002 A (MBIA) (AAA/Aaa)
275,000	4.000	04/01/09	276,551
Indiana Bond Bank RB for Special Program Series 1998 A (FSA) (AAA/Aaa)
290,000	4.600	02/01/13	297,807
Indiana Bond Bank RB Unrefunded Balance for State Revolving Series 1998 A (AAA)
200,000	4.800	02/01/13	203,522
Indiana Educational Facilities Authority RB for Earlham College Project Series 1998 (Aa3)
325,000	4.950	10/15/12	333,018
Indiana Health & Educational Facilities Financing Authority Hospital RB for Clarian Health Obligations Series 2006 A (A+/A2)
1,000,000	5.000	02/15/39	1,022,040
Indiana Health Facility Financing Authority RB for Kings Daughters Hospital Series 1997 (Radian) (AA)
70,000	5.500	02/15/10	71,718
Indiana State Finance Authority RB for State Revolving Fund Program Series 2006 B (AAA/Aaa)
200,000	4.000	02/01/16	201,608
Indiana State Office Building Commission RB Refunding Series 1998 A (AA/Aa2)
300,000	4.700	07/01/11	305,850
Indianapolis Indiana Airport Authority RB Refunding for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
640,000	5.100	01/15/17	674,503
Johnson County Indiana GO Bonds Series 2001 (FSA) (Aaa)
100,000	4.100	07/15/07	100,048
La Porte Multi School Building Corp. RB for First Mortgage Series 2005 (FSA) (AAA/Aaa)
265,000	4.000	01/15/10	267,623

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Indiana – (continued)
Lafayette City Indiana Sewer Works RB Refunding Series 2006 (FGIC) (AAA/Aaa)
$455,000	4.150%	01/01/19	$457,138
300,000	4.250	07/01/20	300,456
Lafayette Redevelopment Authority RB Refunding Series 2005 (MBIA) (AAA/Aaa)
305,000	3.750	08/01/13	303,978
Mitchell Multi School Building Corp. RB Refunding for First Mortgage Series 2002 (AA)
275,000	4.650	07/05/13	288,821
Mount Vernon of Hancock County Multi-School Building Corp. RB Prerefunded for First Mortgage Series 2001 B (AMBAC) (AAA/Aaa)(a)
150,000	4.700	07/15/11	155,601
Munster School Building Corp. RB Refunding for First Mortgage Series 1998 (FSA) (AAA/Aaa)
200,000	4.600	07/05/10	203,714
North Montgomery High School Building Corp. RB for First Mortgage Series 2000 (FGIC) (AAA/Aaa)
400,000	5.050	07/15/15	417,084
Northwest Allen County Middle School Building Corp. RB Prerefunded for First Mortgage Series 1998 (MBIA) (AAA/Aaa)(a)
100,000	4.750	01/15/09	102,699
Perry Township Multi School Building Corp. RB for First Mortgage Series 2001 (FGIC) (Aaa)
240,000	4.625	01/15/15	248,174
Porter County Jail Building Corp. RB Refunding for First Mortgage Series 2001 (FSA) (AAA/Aaa)
300,000	5.000	07/10/16	312,852
Princeton City Indiana Sewer Works RB Refunding Series 2003
275,000	4.500	05/01/13	275,198
Purdue University COPS Series 1998 (AA/Aa1)
50,000	4.500	07/01/09	50,392
Purdue University RB for Student Fee Series 2006 W (AA/Aa1)
200,000	4.000	07/01/12	202,224
Rochester Community School Building Corp. RB Refunding for First Mortgage Series 1998 (AMBAC) (AAA/Aaa)
250,000	5.000	07/15/13	258,253
South Bend Community School Building Corp. RB for First Mortgage Series 2001 A (FSA) (AAA/Aaa)
225,000	5.100	07/01/17	233,955
South Bend Community School Building Corp. RB for First Mortgage Series 2001 B (FSA) (AAA/Aaa)
200,000	4.600	07/01/13	205,342
Sunman Dearborn School Building Corp. RB for First Mortgage Series 2005 (MBIA) (AAA/Aaa)
400,000	4.000	07/15/12	404,668
Terre Haute Sanitation District RB Series 2005 (AMBAC) (AAA/Aaa)
300,000	4.000	07/01/17	300,774
Vanderburgh County Indiana Redevelopment Commission Tax Allocation for Tax Increment Series 2006 (A-)
1,400,000	5.250	02/01/31	1,468,866
Vinton-Tecumseh School Building Corp. RB Refunding for First Mortgage Series 1998 (A+)
200,000	5.000	07/05/13	203,678
Warren Township School Building Corp. RB Refunding for First Mortgage Series 1998 (FSA) (AAA/Aaa)
300,000	5.000	07/05/14	306,945
Whitley County Middle School Building Corp. RB Refunding for First Mortgage Series 1998 (FSA) (AAA/Aaa)
275,000	4.800	01/10/11	281,033

			14,468,941

Iowa – 0.6%
Coralville Iowa COPS Series 2006 D (A2)
1,325,000	5.250	06/01/22	1,401,373
Tobacco Settlement Authority of Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
1,875,000	5.375	06/01/38	1,933,931

			3,335,304

Kansas – 0.4%
Junction City Kansas GO Bonds Temporary Notes Series 2006 E
1,250,000	5.000	12/01/07	1,255,750
Wichita Kansas Hospital RB for Refunding and Improvement Facilities Series 2001 III (A+)
1,000,000	5.500	11/15/25	1,051,690

			2,307,440

Kentucky – 0.7%
Jessamine County School District Finance Corp. RB Refunding Series 2005 (AMBAC) (Aaa)
250,000	4.000	01/01/14	253,642
Kentucky Economic Development Finance Authority System RB Prerefunded for Norton Healthcare Series 2000 C (MBIA) (AAA/Aaa)(a)
1,085,000	6.000	10/01/13	1,234,806
Kentucky Economic Development Finance Authority System RB Prerefunded for Norton Healthcare Series 2000 C (MBIA) (AAA/Aaa)
2,165,000	6.000	10/01/18	2,442,769
Kentucky Rural Water Financial Corp. RB Refunding for Flexible Term Program Series 2003 C (MBIA) (AAA/Aaa)
185,000	3.875	02/01/14	186,358

			4,117,575

Louisiana – 1.3%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
675,000	5.000	11/01/18	686,387
Louisiana State Gas & Fuels RB Series 2006 A (FSA) (AAA/Aaa)
1,500,000	4.750	05/01/39	1,534,170

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Louisiana – (continued)
Louisiana State Offshore Terminal Authority Deepwater Port RB Refunding for Loop LLC Project Series 2003 C (A/A3)
$1,000,000	5.250%	09/01/15	$1,061,750
500,000	5.250	09/01/16	528,880
New Orleans Louisiana Levee District Public Improvement RB Series 1986 (FSA) (AAA/Aaa)
1,245,000	5.950	11/01/15	1,265,879
Tobacco Settlement Financing Corp. RB Series 2001 B (BBB/Baa3)
1,285,000	5.500	05/15/30	1,353,671
1,220,000	5.875	05/15/39	1,307,620

			7,738,357

Maine – 1.2%
Maine Municipal Bond Bank GO Bonds RB Series 2005 E (AAA/Aa1)
2,165,000	5.000	11/01/34	2,295,614
Maine State Housing Authority RB for Mortgage Purposes Series 2005 D-2 (AMT) (AA+/Aa1)
5,000,000	4.800	11/15/36	5,015,600

			7,311,214

Maryland – 2.2%
Anne Arundel County Maryland Special Obligation RB Refunding for Audel Mills Project Series 2004 (AA+/Aa1)
1,500,000	5.125	07/01/29	1,605,060
Baltimore Maryland RB for Wastewater Projects Series 2005 B (MBIA) (AAA/Aaa)
3,260,000	5.000	07/01/35	3,447,678
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian) (AA)
500,000	5.600	07/01/20	537,130
1,000,000	5.700	07/01/29	1,074,410
Maryland State Department of Transportation RB (AAA/Aa2)(d)
2,300,000	5.000	05/01/14	2,482,781
Maryland State Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2001 (Baa1)
500,000	5.500	06/01/32	520,495
Maryland State Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2006 (Baa1)
1,000,000	5.000	06/01/35	1,031,620
1,000,000	5.000	06/01/40	1,028,630
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (BBB+/A3)
500,000	5.375	08/15/24	530,385
750,000	5.500	08/15/33	791,318
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Mercy Ridge Series 2007 (BBB+)
125,000	4.500	07/01/22	124,857
300,000	4.750	07/01/34	301,182

			13,475,546

Massachusetts – 1.8%
Commonwealth of Massachusetts GO Bonds Consolidated Loan Series 2000 A (AAA/Aa2)(a)
2,000,000	6.000	02/01/10	2,138,580
Massachusetts Bay Transportation Authority RB Assessment Series 2004 A (AAA/Aa1)(a)
1,000,000	5.000	07/01/14	1,079,770
Massachusetts Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (AA)
2,275,000	5.000	08/15/35	2,343,250
Massachusetts Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
3,750,000	5.250	07/01/12	3,849,900
Massachusetts Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BBB-)
575,000	5.500	07/01/40	593,371
Massachusetts Health & Educational Facilities Authority RB for UMass Memorial Issue Series 2005 D (BBB/Baa2)
300,000	5.000	07/01/33	303,792
Massachusetts School Building Authority Sales Tax RB Series 2005 A (FSA) (AAA/Aaa)
500,000	5.000	08/15/30	527,350

			10,836,013

Michigan – 0.7%
Macomb Township Michigan Building Authority GO Prerefunded Series 2002 (AMBAC) (AAA/Aaa) (a)
300,000	4.750	04/01/11	311,364
Michigan Higher Education Facilities Authority RB Refunding for Limited Obligation Kalamazoo College Project Series 2003 (A1)
150,000	5.000	12/01/20	155,229
Michigan State Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (MBIA) (AAA/Aaa)(a)
2,000,000	6.125	11/15/09	2,134,960
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health Systems Series 2006 A (A/A1)
625,000	5.000	11/15/38	641,194
Pontiac Michigan Tax Increment Finance Authority RB for Tax Increment Development Area No. 3 Series 2002 (ACA) (A)
1,000,000	5.375	06/01/17	1,057,530

			4,300,277

Minnesota – 0.5%
Minnesota State Municipal Power Agency RB Series 2005 (A3)
3,000,000	5.000	10/01/35	3,121,020

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Mississippi – 1.9%
Mississippi Business Finance Commission RB for Northrop Grumman Ship Systems Series 2006 (BBB+/Baa2)
$4,600,000	4.550%	12/01/28	$4,571,618
Mississippi Business Finance Corp. PCRB for Systems Energy Resource Inc. Project Series 1998 (BBB-/Ba1)
685,000	5.875	04/01/22	687,404
Mississippi Hospital Equipment & Facilities Authority RB for Mississippi Hospital Delta Regular Medical Center Series 2007 (MBIA/FHA) (AAA/Aaa)
5,835,000	5.000	08/01/22	6,195,195
Mississippi Hospital Equipment & Facilities Authority RB Refunding and Improvement for South Central Hospital Series 2006 (BBB+)
175,000	5.250	12/01/26	183,864

			11,638,081

Missouri – 1.4%
Cameron Missouri IDA Health Facilities RB Insured by Cameron Community Hospital Series 2000 (ACA) (A)
1,800,000	6.250	12/01/21	1,931,256
Creve Coeur Missouri Special Obligation RB Series 2004 (AA)
200,000	3.500	01/01/13	197,866
Jefferson County School District No. R-1 Northwest GO Bonds Refunding and Improvement for Missouri Direct Deposit Program Series 2004 (MBIA) (AAA/Aaa)
300,000	4.350	03/01/16	309,645
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (BBB+/Baa1)
270,000	4.750	06/01/25	272,878
1,325,000	5.000	06/01/35	1,348,731
Missouri State Environmental Improvement & Energy Resources Authority RB for Kansas City Power & Light Series 1993 (BBB/A2)
515,000	4.000	01/02/12	512,379
Missouri State Health & Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/Aaa)
1,000,000	5.500	12/01/15	1,070,640
Truman State University Housing System RB Series 2004 (AMBAC) (Aaa)
3,000,000	5.000	06/01/30	3,137,280

			8,780,675

Montana – 0.7%
Forsyth Montana PCRB Refunding Portland General Series 1998-A RMKT 05/01/03 (BBB+/Baa1)(e)
1,000,000	5.200	05/01/09	1,023,530
Montana Facility Finance Authority RB for Benefis Health Systems Series 2007 Assured GTY (AAA)
2,000,000	4.500	01/01/37	1,977,280
Montana Facility Finance Authority RB Master Lien for Marcus Daly Project Series 2007 A (Aa3)
1,000,000	4.250	08/01/27	973,440
Montana Facility Finance Authority RB for St. Peters Hospital Project Series 2007 (A3)
120,000	5.000	06/01/28	124,716
135,000	5.000	06/01/36	139,863

			4,238,829

Nevada – 1.7%
Clark County Nevada Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB/Baa3)(e)
765,000	5.450	03/01/13	797,933
Las Vegas Nevada New Convention & Visitors Authority RB Series 1999 (AMBAC) (AAA/Aaa)(a)
2,500,000	6.000	07/01/09	2,642,925
Nevada Department of Business & Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/Aaa)
2,500,000	5.625	01/01/32	2,648,400
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Special Improvement District No. 60 Series 2006 B
1,705,000	5.100	12/01/22	1,756,406
North Las Vegas Nevada Local Special Assessment for Local Improvement District No. 60 Subseries 2006 B
745,000	4.850	12/01/15	760,965
University of Nevada RB for Community College Systems Series 2002 A (FGIC) (AAA/Aaa)
250,000	4.450	07/01/12	256,187
Washoe County Nevada GO Bonds for Reno Sparks Convention Series 2000 A (FSA) (AAA/Aaa)(a)
1,585,000	6.375	01/01/10	1,692,241

			10,555,057

New Hampshire – 0.7%
New Hampshire Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB)
1,250,000	5.200	05/01/27	1,295,575
New Hampshire Health & Education Facilities Authority RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
190,000	5.000	07/01/36	192,778
New Hampshire Health & Education Facilities Authority RB for Healthcare Systems Covenant Health Series 2002 (A)
500,000	6.000	07/01/22	538,305
New Hampshire Health & Education Facilities Authority RB for Southern New Hampshire University Series 2006 (ACA) (A)
1,000,000	5.000	01/01/27	1,043,550
New Hampshire Municipal Bond Bank RB Series 2003 (MBIA) (AAA/Aaa)(a)
1,000,000	5.250	08/15/13	1,086,130

			4,156,338

New Jersey – 3.6%
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (Radian-IBC) (AA)
1,085,000	5.500	06/15/16	1,185,710

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (Baa3)
$600,000	5.000%	07/01/24	$611,772
175,000	5.500	07/01/30	183,708
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
500,000	6.500	07/01/21	544,425
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2006 (Baa1)
200,000	5.000	07/01/36	203,964
625,000	5.000	07/01/46	635,062
New Jersey State GO Bonds Refunding Series 1999 F (AA/Aa3)
1,000,000	5.500	08/01/11	1,069,230
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2003 C (AAA/Aaa)(a)
3,000,000	5.500	06/15/13	3,289,620
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-B (BBB) (c)
12,800,000	0.000	06/01/41	1,930,112
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-C (BBB-) (c)
11,250,000	0.000	06/01/41	1,614,150
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (AAA/Aaa)(a)
2,370,000	6.000	06/01/12	2,617,855
Tobacco Settlement Financing Corp. RB for Public Improvement Asset Backed Bonds Series 2002 (AAA/Aaa)
4,605,000	5.750	06/01/12	4,916,344
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)(a)
300,000	6.750	06/01/13	348,675
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
1,280,000	4.500	06/01/23	1,261,056
1,375,000	4.625	06/01/26	1,329,185

			21,740,868

New Mexico – 0.6%
Farmington New Mexico PCRB Public Service Co. Series 1997 D (BBB/Baa2)
3,530,000	6.375	04/01/22	3,608,825

New York – 9.5%
Long Island Power Authority Electric Systems RB General Series 2006 C (A-/A3)
1,240,000	5.000	09/01/35	1,306,043
Metropolitan Transportation Authority RB Refunding for Transportation Series 2002 F (MBIA) (AAA/Aaa)(a)
1,000,000	5.250	11/15/12	1,080,540
Metropolitan Transportation Authority RB Series A (AMBAC) (AAA/Aaa)(d)
2,000,000	5.500	11/15/15	2,178,620
New York City NY GO Bonds Prerefunded Series 1997 C (MBIA-IBC) (AAA/Aaa)(a)
45,000	5.375	11/15/07	45,871
New York City NY GO Bonds Series 2006 A (AA-/A1)
400,000	5.000	08/01/18	429,036
New York City NY GO Bonds Unrefunded Balance Series 1997 C (MBIA-IBC) (AAA/Aaa)
700,000	5.375	11/15/17	712,915
New York City NY IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/B1)
1,250,000	6.000	11/01/20	1,303,000
New York City NY IDA RB for Queens Baseball Stadium-Pilot Series 2006 (AMBAC) (AAA/Aaa)
12,475,000	5.000	01/01/36	13,229,613
15,000,000	5.000	01/01/46	15,822,150
New York City NY Transitional Finance Authority RB for Future Tax Secured Series 2002 C (FGIC) (AAA/Aaa)
1,000,000	5.250	08/01/14	1,074,200
New York City Transitional Finance Authority RB Refunding Future Tax Secured Series A (AAA/Aa1)(d)
2,000,000	5.500	11/01/26	2,140,960
New York State Dormitory Authority Non State Supported Debt RB for NYU Hospital Center Series 2006 A (BB/Ba2)
750,000	5.000	07/01/26	775,920
New York State Dormitory Authority RB for Montefiore Hospital Series 2004 (FGIC/FHA) (AAA/Aaa)
2,500,000	5.000	08/01/29	2,630,900
New York State Dormitory Authority RB for New York University Hospital Series 2007 A (BB/Ba2)
1,000,000	5.000	07/01/22	1,031,670
1,000,000	5.000	07/01/26	1,026,340
1,300,000	5.000	07/01/36	1,323,673
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (MBIA) (AAA/Aaa)
1,500,000	5.500	11/01/14	1,673,235
New York State Environmental Facilities Corp. State Clean Water & Drinking RB for Revolving Funds Pooled Funding Program Series 2002 F (AAA/Aaa)
175,000	5.250	11/15/20	187,192
Suffolk County New York IDA Civic Facilities RB for Dowling College Series 2006 A (ACA) (A)
1,000,000	5.000	06/01/36	1,032,370
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1 (AA-/A1)
2,600,000	5.500	06/01/19	2,817,230
Tobacco Settlement Financing Corp. RB Series 2003 C-1 (AA-/A1)
5,000,000	5.500	06/01/19	5,417,750
Triborough Bridge & Tunnel Authority RB for General Purpose Series 1999 A (AAA/Aa2)(a)
675,000	5.250	07/01/09	701,190

			57,940,418

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

North Carolina – 2.1%
Charlotte North Carolina Water & Sewer System RB Series 2001 (AAA/Aa1)
$1,000,000	5.125%	06/01/26	$1,052,350
Haywood County Industrial Facilities & Pollution Control Financing Authority RB Refunding for International Paper Co. Projects Series 2007 B (BBB/Baa3)
2,400,000	4.450	03/01/24	2,352,504
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2002 A (AAA/Aaa)(a)
2,000,000	5.125	10/01/12	2,140,560
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa2)
500,000	5.375	01/01/16	532,670
850,000	5.375	01/01/17	904,655
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa2)
600,000	5.125	01/01/23	623,076
North Carolina Medical Care Commission Hospital RB for Northeast Medical Center Project Series 2000 (AMBAC) (AAA/Aaa)
3,000,000	5.500	11/01/25	3,169,500
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/A3)
450,000	5.500	01/01/13	481,279
Winston-Salem North Carolina Water & Sewer Systems RB Refunding Series 2001 (AAA/Aa2)(a)
1,500,000	5.250	06/01/11	1,601,895

			12,858,489

North Dakota – 0.1%
North Dakota State Building Authority Lease RB Series 2003 B (MBIA) (AAA/Aaa)
300,000	3.700	12/01/15	296,517
Ward County North Dakota Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+)
150,000	5.125	07/01/25	154,130

			450,647

Ohio – 1.7%
Marysville Ohio RB Wastewater Treatment System Series 2006 (XLCA) (AAA/Aaa)
1,670,000	5.250	12/01/24	1,816,659
1,755,000	5.250	12/01/25	1,907,685
1,350,000	5.250	12/01/26	1,466,330
Ohio Air Quality Development Authority RB Dayton Power & Light Co. Project Series 2006 (FGIC) (AAA/Aaa)
2,175,000	4.800	09/01/36	2,197,685
Ohio Housing Finance Agency Mortgage RB for Residential Mortgage Backed Securities Series 2006 E (AMT) (FNMA/GNMA) (Aaa)
1,500,000	5.000	09/01/36	1,532,655
Pickerington Local School District GO Bonds for School Facilities Construction & Improvement Series 2001 (FGIC) (AAA/Aaa)(a)
500,000	5.250	12/01/11	532,565
Summit County Port Authority Program Development RB for Twinsburg Township Project Series 2005 D (BBB+)
630,000	5.125	05/15/25	648,188
Toledo-Lucas County Ohio Port Authority Development RB for Northwest Ohio Bond FD-Preston Series 2006 B (AMT) (BBB+)
130,000	4.800	11/15/35	127,035
Toledo-Lucas County Ohio Port Authority Development RB for Northwest Ohio Bond FD-Truckloan Series 2005 C (AMT) (BBB+)
435,000	5.125	11/15/25	434,881

			10,663,683

Oklahoma – 0.0%
Norman Oklahoma Regional Hospital Authority RB Series 2005 A (BBB)
250,000	5.375	09/01/36	259,303

Oregon – 0.4%
Klamath Falls Oregon Intercommunity Hospital Authority RB Prerefunded for Merle West Medical Center Series 2002 (BBB)(a)
1,255,000	6.125	09/01/12	1,406,014
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Series 2002 (BBB)
745,000	6.125	09/01/22	806,135

			2,212,149

Pennsylvania – 0.6%
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A1)(a)
150,000	5.375	11/15/14	165,658
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
2,000,000	6.250	11/01/31	2,147,960
Pennsylvania Higher Educational Facilities Authority RB for Moravian College Project Series 2001(Radian) (AA)
150,000	5.375	07/01/23	156,890
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding for Philadelphia Funding Program Series 1999 (FGIC) (AAA/Aaa)
1,000,000	5.250	06/15/15	1,030,000
Pennsylvania State Public School Building Authority RB for Montgomery County Community College Project Series 2005 (AMBAC) (Aaa)
160,000	5.000	05/01/24	169,395
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A/A1)(a)
225,000	5.375	11/15/14	248,488

			3,918,391

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Puerto Rico – 3.7%
Puerto Rico Commonwealth GO Bonds Public Improvement Series 2006 A (BBB/Baa3)
$1,575,000	5.250%	07/01/30	$1,685,990
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2006 B (BBB/Baa3)
2,125,000	5.000	07/01/35	2,216,906
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
6,000,000	5.000	12/01/09	6,166,140
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 1996 Y (XCLA) (AAA/Aaa)(a)
2,500,000	5.000	07/01/16	2,734,200
Puerto Rico Commonwealth Infrastructure Financing Authority RB Capital Appreciation Series 2005 A (AMBAC) (AAA/Aaa)(c)
2,000,000	0.000	07/01/37	522,540
2,300,000	0.000	07/01/44	430,583
Puerto Rico Commonwealth Infrastructure Financing Authority Series 2005 B (BBB/Baa3)
1,525,000	5.000	07/01/41	1,579,671
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2006 B (BBB+/Baa3)
1,250,000	5.000	07/01/25	1,309,813
1,250,000	5.000	07/01/37	1,304,063
1,250,000	5.000	07/01/46	1,298,325
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
425,000	5.000	03/01/36	438,749
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB-/Ba1)(e)
700,000	5.750	02/01/12	748,356
University of Puerto Rico RB Refunding Series 2006 P (BBB/Baa2)
610,000	5.000	06/01/30	637,590
University of Puerto Rico RB Series 2006 Q (BBB/Baa2)
1,075,000	5.000	06/01/30	1,121,988
460,000	5.000	06/01/36	478,014

			22,672,928

South Carolina – 3.1%
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
2,500,000	5.000	08/01/30	2,515,000
Grand Strand Water & Sewer Authority South Carolina Waterworks & Sewer Systems RB Series 2001 (FSA) (AAA/Aaa)
5,000,000	5.000	06/01/31	5,192,600
Greenville County School District Installment Purchase RB Prerefunded for Building Equity Series 2002 (AA-/AA3)(a)
550,000	6.000	12/01/12	617,694
Greenville County School District Installment Purchase RB Unrefunded Balance for Building Equity Series 2002 (AA-/Aaa)(a)
450,000	6.000	12/01/12	505,386
Lancaster County South Carolina School District GO Bonds Series 1999 (FSA) (AAA/Aaa)
1,000,000	5.100	03/01/15	1,046,220
Medical University South Carolina Hospital Authority RB Refunding for Hospital Facilities FHA Insured Mortgage Series 2004 A (FHA/MBIA) (AAA/Aaa)
4,000,000	5.000	08/15/31	4,173,240
South Carolina Housing Finance & Development Authority Mortgage RB Series 2006 C-2 (AMT) (FSA/FHA) (AAA/Aaa)
5,150,000	4.500	07/01/22	5,149,742

			19,199,882

Tennessee – 2.1%
Elizabethton Tennessee Health & Educational Facilities Board RB First Mortgage Series 2000 B (MBIA) (AAA/Aaa)
2,000,000	6.250	07/01/15	2,319,640
Johnson City Health & Educational Facilities Board Hospital First Mortgage RB for Mountain States Health Series 2000 A (MBIA) (AAA/Aaa)
3,000,000	6.250	07/01/16	3,515,820
Johnson City Health & Educational Facilities Board Hospital First Mortgage RB for Mountain States Health Series 2006 A (BBB+/Baa2)
775,000	5.500	07/01/36	827,809
McMinnville Housing Authority RB First Mortgage for Beersheba Heights Tower Series 1997 (HUD) (Baa1)
410,000	6.000	10/01/09	417,708
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments (FNMA) (AAA)
2,120,000	4.850	06/01/37	2,123,265
Shelby County Tennessee Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(b)(e)
810,000	7.545	10/01/08	857,466
Shelby County Tennessee Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(b)
120,000	7.545	09/01/08	126,619
Sullivan County Tennessee Health Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+)
625,000	5.250	09/01/36	649,244
Tennessee Housing Development Agency RB for Homeownership Program 1 Series 2000 (AMT) (AA/Aa2)
2,130,000	5.850	07/01/11	2,225,807

			13,063,378

Texas – 5.5%
Alliance Airport Authority Special Facilities RB Refunding for Fedex Corp. Project Series 2006 (AMT) (BBB/Baa2)
1,000,000	4.850	04/01/21	1,016,610

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Texas – (continued)
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 A (AMT) (BB-/Baa2)
$700,000	7.700%	04/01/33	$797,048
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 C (AMT) (BB-/Baa2)
1,200,000	7.700	03/01/32	1,364,388
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 2001 C (AMT) (BB-/Baa2)(e)
1,045,000	5.750	11/01/11	1,074,009
Brazos River Authority PCRB Refunding for Reliant Energy Inc. Project Series 1999 A (BBB-/Baa1)
1,250,000	5.375	04/01/19	1,281,937
Brownsville City GO Bonds Refunding Series 2006 (AMBAC) (AAA/Aaa)
350,000	4.000	02/15/17	349,142
Fort Bend County Texas Municipal Utility District No. 30 GO Bonds Series 2004 (FSA) (AAA/Aaa)
2,015,000	5.750	09/01/27	2,185,590
Frisco Texas Independent School District GO Bonds Series 2002 (PSF-GTD) (Aaa)
1,000,000	5.125	08/15/30	1,042,880
Grand Prairie Texas Independent School District GO Bonds Series 2003 (FSA) (AAA/Aaa)
1,000,000	5.375	02/15/13	1,079,950
Gregg County Texas Health Facilities Development Corp. RB for Good Shepherd Medical Center Project Series 2000 (Radian) (AA/Aa3)(a)
3,000,000	6.375	10/01/10	3,283,320
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB-/Baa3)
1,000,000	6.650	04/01/32	1,086,170
Harris County Hospital District RB Refunding Series 2000 (MBIA) (AAA/Aaa)
2,050,000	6.000	02/15/16	2,183,270
Hidalgo County Health Services RB for Mission Hospital Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	711,620
Keller Texas GO Bonds Refunding Series 2005 (MBIA) (AAA/Aaa)
225,000	3.750	02/15/11	225,149
Matagorda County Texas Navigation District No. 1 Pollution Control RB Refunding for Texas Airport Project RMKT 12/06/06 Series 2005 A (AMBAC) (AAA/Aaa)
3,575,000	4.400	05/01/30	3,504,000
Matagorda County Texas Navigation District No. 1 Pollution Control RB Refunding for Texas Airport Project RMKT 12/06/06 Series 2005 B (AMBAC) (AAA/Aaa)
1,000,000	4.550	05/01/30	980,430
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-)
150,000	5.500	02/15/25	157,506
250,000	5.625	02/15/35	263,483
Mesquite Texas Independent School District GO Bonds Refunding Series 2002 (PSF-GTD) (AAA)
1,160,000	5.500	08/15/21	1,246,049
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
1,300,000	6.625	01/01/11	1,328,782
Schertz Texas GO Bonds Series 2006 (MBIA) (AAA/Aaa)
1,715,000	5.250	02/01/25	1,859,917
1,900,000	5.250	02/01/27	2,054,736
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligation Group Series 2007 (BBB+)
425,000	5.125	05/15/37	434,520
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
650,000	5.000	07/01/20	653,530
750,000	5.000	07/01/23	751,065
Waxahachie Independent School District GO Bonds Capital Appreciation Prerefunded Series 2000 (PSF-GTD) (Aaa)(a)(c)
1,775,000	0.000	08/15/10	1,302,921
Waxahachie Independent School District GO Bonds Capital Appreciation Unrefunded Balance Series 2000 (PSF-GTD) (Aaa)(c)
80,000	0.000	08/15/13	58,234
Williamson County Texas GO Bonds for Road Series 2002 (FSA) (AAA/Aaa)(a)
1,040,000	5.250	02/15/12	1,109,545

			33,385,801

U.S. Virgin Islands – 0.1%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
500,000	5.250	10/01/16	534,105

Utah – 0.4%
South Davis Recreational District GO Bonds Series 2004 (XLCA) (AAA/Aaa)
200,000	4.375	01/01/20	202,918
Tooele County Utah Hazardous Waste Treatment RB for Union Pacific Project RMKT 04/28/98 Series 1992 A (BBB/Baa2)
2,000,000	5.700	11/01/26	2,072,780
Utah State Building Ownership Authority RB Refunding for State Facilities Master Lease Program Series 2004 A (AA+/Aa1)
300,000	3.250	05/15/09	295,689

			2,571,387

Virginia – 0.7%
Bristol Virginia Utilities System RB Refunding Series 2003 (MBIA) (AAA/Aaa)
1,850,000	5.250	07/15/26	1,973,672
Chesapeake Virginia IDA PCRB for Virginia Electric & Power Project Series 1985 (BBB/Baa1)
750,000	5.250	02/01/08	752,693
Tobacco Settlement Financing Corp. RB Senior Series 2007 B1 (BBB/Baa3)
675,000	5.000	06/01/47	664,875

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Virginia – (continued)
Virginia Commonwealth Transportation Board RB for Northern Virginia Transportation District Program Series 1999 A (AA+/Aa1)(a)
$1,000,000	5.500%	05/15/09	$1,045,010

			4,436,250

Washington – 3.3%
Chelan County Public Utility District No. 1 RB for Chelan Hydro Project Series 1997 D (AMT) (MBIA) (AAA/Aaa)
2,500,000	6.350	07/01/28	2,558,150
King County Washington Sewer RB Second Series 1999 (FGIC) (AAA/Aaa)(a)
3,965,000	6.250	01/01/09	4,165,470
Seattle Washington RB Refunding & Improvement for Seattle Washington Municipal Light & Power Revenue Series 2004 (FSA) (AAA/Aaa)
300,000	3.250	08/01/11	291,993
Skagit County Washington Public Hospital District No. 2 GO Refunding Bonds for Improvement Series 2005 (MBIA) (AAA/Aaa)
3,700,000	5.000	12/01/30	3,886,739
Tacoma Washington GO Bonds Series 2004 (MBIA) (AAA/Aaa)
4,000,000	5.000	12/01/30	4,208,360
Vancouver Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA) (A)
3,025,000	6.000	01/01/34	3,301,636
Washington State GO Bonds Series 2000 B (AAA/Aa1)(a)
1,000,000	6.000	01/01/10	1,057,720
Washington State GO Bonds for Various Purposes Series 2003 A (AA/Aa1)
300,000	5.000	07/01/14	317,001
Washington State Health Care Facilities Authority RB for Group Health Corp. Series 2006 (Radian) (AA/Aa3)
315,000	5.000	12/01/36	327,632
Washington State University RB for Housing & Dining Systems Series 2004 (MBIA) (AAA/Aaa)
300,000	4.250	10/01/15	307,212

			20,421,913

West Virginia – 0.6%
Berkeley County West Virginia RB for Public Service Sewer RB Series 2006 A
120,000	5.000	10/01/22	119,867
Monongalia County Building Commission Hospital RB for Monongalia General Hospital Series 2005 A (A-)
1,380,000	5.250	07/01/25	1,438,471
1,190,000	5.250	07/01/35	1,234,684
West Virginia State GO Bonds for State Road Series 2000 (FGIC) (AAA/Aaa)(a)
1,000,000	5.625	06/01/10	1,065,020

			3,858,042

Wisconsin – 1.9%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
1,000,000	6.375	06/01/32	1,086,760
Chilton School District GO Bonds Refunding Series 2002 B (FGIC) (Aaa)
400,000	4.000	04/01/13	403,544
Elmbrook School District GO Bonds Refunding Series 2002 (Aa1)
50,000	4.125	04/01/15	50,319
Green Bay Area Public School District Refunding Series 2005 B (FGIC) (Aaa)
295,000	3.375	04/01/10	291,631
Milwaukee Wisconsin Redevelopment Authority RB Refunding for Neighborhood Schools Series 2007 A (AMBAC) (AAA/Aaa)
1,500,000	4.000	08/01/23	1,456,245
Wisconsin Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
375,000	5.125	05/15/29	384,116
Wisconsin Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/A3)
1,750,000	5.250	08/15/24	1,836,380
Wisconsin State GO Bonds Series 1999 C (AA-/Aa3)(a)
5,380,000	6.250	05/01/10	5,765,477
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
100,000	5.000	05/15/36	100,431

			11,374,903

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS
(Cost $585,936,390)			$607,110,478

Other Municipals – 1.1%

GMAC Municipal Mortgage Trust Series A (AMT) (A3)(e)(f)
$525,000	4.150%	10/31/09	$522,296
GMAC Municipal Mortgage Trust Series A-1 (AMT) (A3)(e)(f)
375,000	4.900	10/31/14	385,894
GMAC Municipal Mortgage Trust Series A-2 (AMT) (A3)(e)(f)
1,350,000	5.300	10/31/19	1,420,659
GMAC Municipal Mortgage Trust Series B (AMT) (A3)(e)(f)
1,350,000	5.600	10/31/19	1,425,870
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-3 (Baa2)(e)(f)
2,000,000	5.500	09/30/15	2,069,260
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 A Class A (A1)
997,000	4.050	05/04/10	987,309

TOTAL OTHER MUNICIPALS
(Cost $6,598,365)			$6,811,288

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments – 1.0%

New York – 0.5%
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2005 AA-2 (LOC-Dexia Credit Local) (AA/Aa3)
$2,900,000	4.000%	05/01/07	$2,900,000

Oregon – 0.5%
Port Morrow Oregon Environmental Improvement VRDN RB for Portland General Electric Co. Series 1996 (BBB/Baa2)
2,800,000	4.600	05/01/07	2,800,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,700,000)			$5,700,000

TOTAL INVESTMENTS – 101.3%
(Cost $598,234,755)			$619,621,766

LIABILITIES IN EXCESS OF
OTHER ASSETS – (1.3)%			(7,637,591)

NET ASSETS – 100.0%			$611,984,175

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.

(b)	Inverse variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Security represents fixed rate bond exchanged in conjunction with floating rate notes issued (See Note 2G).

(e)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(f)	Securities are exempt from registration under Rule 144 A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,823,979, which represents approximately 1.0% of net assets as of April 30, 2007.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

The Portfolio had the following insurance concentration at 10% or greater of net assets at April 30, 2007: MBIA 12.6%.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—	Insured by American Municipal Bond Assurance Corp.-Transferable Custodial Receipts
AMT	—	Alternative Minimum Tax
COPS	—	Certificate of Participation
CRA	—	Community Reinvestment Act
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	—	Insured by Financial Guaranty Insurance Co.
	—	Transferable Custodial Receipts
FHA	—	Insured by Federal Housing Administration
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
HUD	—	Insured by Housing and Urban Development
GNMA	—	Insured by Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance
Insured Bond Certificates
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
Radian-IBC	—	Insured by Radian Asset Assurance
International Bancshares Corporation
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
RMKT	—	Remarketed
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
INTEREST RATE SWAP CONTRACTS — At April 30, 2007, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged
					Upfront
	Notional		Payments	Payments	payments
Swap	Amount	Termination	received	made by	received by	Unrealized
Counterparty (a)	(000s)	Date	by the Fund	the Fund	the fund	Gain

Citigroup Securities	$7,500	06/15/17	BMA Municipal Swap Index	3.600%	$(6,000)	$42,549
Citigroup Securities	4,000	06/15/22	3 Month LIBOR	5.200%	(10,000)	51,694
Merrill Lynch Pierce Fenner and Smith, Inc.	7,500	06/15/17	BMA Municipal Swap Index	3.600%	(7,200)	44,069
Merrill Lynch Pierce Fenner and Smith, Inc.	4,000	06/15/22	3 Month LIBOR	5.200%	(10,286)	53,016

TOTAL					$(33,486)	$191,328

(a)	Represents forward starting interest rate swaps whose effective date of commencement of accruals and cash flows occur subsequent to April 30, 2007.
 BMA — Bond Market Association
 LIBOR — London Interbank Offered Rate
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 99.5%

Alabama – 2.0%
Alabama Special Care Facilities Financing Authority RB for Ascension Health Senior Credit Series 2006 C-2 (AA/Aa2)
$7,000,000	5.000%	11/15/36	$7,203,140
6,000,000	5.000	11/15/39	6,174,120
Alabama Special Care Facilities Financing Authority RB for Ascension Health Senior Credit Series 2006 D (AA/Aa2)
6,000,000	5.000	11/15/39	6,174,120
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BBB-)
3,405,000	5.375	12/01/16	3,526,729
4,425,000	5.500	12/01/21	4,601,027
5,775,000	5.625	12/01/26	6,050,294
12,100,000	5.750	12/01/36	12,678,017
Butler Industrial Development Board Solid Waste Disposal RB Refunding for Georgia Pacific Corp. Project Series 2004 (AMT)(B)
5,000,000	5.750	09/01/28	5,171,400
Courtland Industrial Development Board Environmental Improvements RB Refunding for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
4,315,000	5.000	08/01/27	4,340,890
Courtland Industrial Development Board PCRB Refunding for International Paper Co. Projects Series 2005 A (BBB/Baa3)
5,000,000	5.000	06/01/25	5,116,550
Courtland Industrial Development Board Solid Waste Disposal RB Refunding for International Paper Co. Projects Series 2005 A (AMT) (BBB/Baa3)
9,400,000	5.200	06/01/25	9,661,602
DCH Health Care Authority Health Care Facilities RB Series 2006 (A+/A1)
17,000,000	5.125	06/01/36	17,668,440
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A
6,900,000	5.375	08/01/15	6,999,291
7,600,000	6.000	08/01/25	7,921,556
5,000,000	6.000	08/01/35	5,177,100
Tuskegee City Alabama GO Bonds Series 2007 (ACA)(A)
300,000	4.400	01/01/22	293,010
500,000	4.625	01/01/27	489,540
500,000	4.625	01/01/32	484,590
1,000,000	4.700	01/01/37	974,940
University of Alabama at Birmingham Hospital RB Series 2006 A (A+/A1)
47,905,000	5.000	09/01/36	48,940,706

			159,647,062

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2000 (AAA/Aaa)(a)
4,270,000	6.200	06/01/10	4,476,455

Arizona – 0.7%
Apache County IDA PCRB for Tuscon Electric Power Co. Project Series 1998 A (B+/Baa3)
5,000,000	5.850	03/01/28	5,024,200
Apache County IDA PCRB for Tucson Electric Power Co. Project Series 1998 B (B+/Baa3)
5,000,000	5.875	03/01/33	5,023,750
Arizona Health Facilities Authority RB PA 1456 (RITES)(b)
12,700,000	7.308	02/01/42	13,368,020
Gila County IDA RB Refunding for Environmental Asarco, Inc. Series 1998(c)
6,750,000	5.550	01/01/27	7,767,630
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB-/Baa2)
600,000	5.000	01/01/20	615,858
1,000,000	5.000	01/01/21	1,025,270
2,000,000	5.000	01/01/26	2,043,040
3,000,000	5.000	01/01/32	3,048,660
University Medical Center Corp. RB Series 2004 (BBB+/Baa1)
2,150,000	5.000	07/01/24	2,211,082
Yavapai County IDA Hospital Facilities RB for Regional Medical Center Series 2003 A (Baa2)
1,250,000	6.000	08/01/33	1,339,050
Yavapai County IDA RB for Waste Management, Inc. Project Series 2002 (BBB)(c)
18,800,000	4.000	06/01/10	18,590,568

			60,057,128

Arkansas – 0.4%
Baxter County Arkansas Hospital RB Refunding Series 2007 (BBB/Baa2)
2,000,000	5.000	09/01/26	2,052,360
Jefferson County PCRB Refunding for Entergy Arkansas, Inc. Project Series 2006 (A-/Baa1)
10,120,000	4.600	10/01/17	10,217,658
Little River Country RB Refunding for Georgia Pacific Corp. Project Series 1998 (AMT) (B2)
3,010,000	5.600	10/01/26	3,041,545
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 A (BBB/Baa2)
1,850,000	5.000	02/01/35	1,886,760
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa2)
8,325,000	5.000	02/01/25	8,561,180
6,850,000	5.000	02/01/30	6,986,109

			32,745,612

California – 17.1%
Abag Finance Authority for Non-Profit Corps. Community Facilities District Special Tax No. 2004-2 Windemere Ranch Series 2004
3,855,000	6.000	09/01/27	4,093,740
4,900,000	6.000	09/01/34	5,197,234
Abag Finance Authority RB for Non-Profit Corps. Sansum-Santa Barbara Series 2002 A (A+)
1,500,000	5.500	04/01/21	1,579,545
2,750,000	5.600	04/01/26	2,886,785
Adelanto Public Financing Authority RB Refunding Series 2006
1,215,000	4.450	09/15/15	1,211,902

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

California – (continued)
Brentwood California Infrastructure Financing Authority Special Assessment Refunding Subseries 2005 B
$535,000	5.150%	09/02/32	$540,468
California County Tobacco Securitization Agency RB for Alameda County Asset Backed Bonds Series 2002 (Baa3)
555,000	5.750	06/01/29	585,980
California County Tobacco Securitization Agency RB for Capital Appreciation Bonds Stanislaus Series 2006 A (BBB)(e)
78,325,000	0.000	06/01/46	8,706,607
California County Tobacco Securitization Agency RB for Capital Appreciation Bonds Stanislaus Series 2006 B (BBB-)(e)
6,550,000	0.000	06/01/46	697,706
California County Tobacco Securitization Agency RB for Capital Appreciation Bonds Stanislaus Series 2006 C (BB)(e)
42,250,000	0.000	06/01/55	2,161,933
California County Tobacco Securitization Agency RB for Kern County Asset Backed Bonds Series 2002 B (BBB)
195,000	6.000	06/01/29	208,077
California County Tobacco Securitization Agency RB for Stanislaus Series 2006 D(e)
98,000,000	0.000	06/01/55	3,327,100
California Educational Facilities Authority RB for Claremont Graduate University Series 2007 A (A3)
3,000,000	5.000	03/01/37	3,098,640
California Educational Facilities Authority RB for Dominican University Series 2001 (Baa3) (a)
1,445,000	5.750	12/01/08	1,506,297
California Educational Facilities Authority RB for Golden Gate University Series 2005 (Baa3)
2,000,000	5.000	10/01/36	2,050,980
California Educational Facilities Authority RB for Pomona College Series 2005 A (AAA/Aaa)
4,150,000	5.000	07/01/45	4,350,860
California Housing Finance Agency RB for Home Mortgage Series 2006 I (AMT) (AA-/Aa2)
35,490,000	4.800	08/01/36	35,587,952
California Municipal Finance Authority RB for University Students Cooperation Association Series 2007 (BBB-)
2,000,000	5.000	04/01/37	2,050,200
California State Department Water Resources Supply RB Series A (FSA) (AAA/Aaa)(f)
36,500,000	5.250	05/01/11	38,708,250
California State Department of Water Resources Supply RB Series A (AMBAC) (AAA/Aaa)(f)
10,000,000	5.500	05/01/14	10,911,600
California State Economic Recovery GO Bonds Series B (AA+/Aa3)(d)(f)
25,000,000	5.000	07/01/08	25,407,500
California State Economic Recovery GO Bonds Series A (AA+/Aa3)(f)
25,000,000	5.250	07/01/14	27,302,000
California State Economic Recovery GO Bonds Series A (AA+/Aa3)(f)
16,250,000	5.250	07/01/14	17,745,379
California State Economic Recovery GO Bonds Series B (AA+/Aa3)(d)(f)
2,500,000	5.000	07/01/08	2,540,750
California State GO Bonds for Various Purposes Series 2006 (AMBAC) (AAA/Aaa)
5,870,000	4.250	03/01/30	5,686,093
7,370,000	4.500	03/01/35	7,357,987
California Statewide Communities Development Authority RB for Golden Gate Park Series 2005 (LOC-First Republic Bank)
26,500,000	6.000	12/01/11	27,774,650
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2007 B (A+)
42,250,000	4.371	04/01/36	42,248,310
California Statewide Communities Development Authority RB for Kaiser RMK Series 2001 C (A+)
3,750,000	5.250	08/01/31	3,972,150
California Statewide Communities Development Authority RB for Notre Dame De Namur University Series 2003
3,000,000	6.625	10/01/33	3,282,750
California Statewide Communities Development Authority RB for United Airlines Series 1997 A (GTY AGMT)(c)
62,000,000	5.700	10/01/33	22,024,880
California Statewide Financing Authority Tobacco Settlement RB Asset Backed Pooled Tobacco Security Series 2002 A (Baa3)
3,000,000	6.000	05/01/37	3,212,160
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation Turbo Pooled Program Series 2006 A (BBB)(e)
160,000,000	0.000	06/01/46	15,294,400
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation Turbo Pooled Program Series 2006 B (BBB)(e)
35,000,000	0.000	06/01/46	3,226,300
Carlsbad Improvement Bond Act of 1915 Special Assessment for District No. 2003-01 Series 2004
3,305,000	6.000	09/02/34	3,436,903
Carson California Public Financing Authority Special Assessment Series 2006 A (Radian) (AA)
4,000,000	4.375	09/02/26	3,925,560
Cathedral City Improvement Bond Act of 1915 Special Assessment for Limited Obligation Cove Improvement District 04-02 Series 2005
1,090,000	5.000	09/02/30	1,096,333
1,340,000	5.050	09/02/35	1,349,501

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

California – (continued)
Chino Community Facilities District Special Tax No. 03-3 Improvement Area 1 Series 2004
$655,000	5.500%	09/01/22	$683,420
565,000	5.550	09/01/23	589,820
365,000	5.600	09/01/24	381,002
1,300,000	5.700	09/01/29	1,356,862
1,420,000	5.750	09/01/34	1,481,898
Chula Vista Community Facilities District Special Tax No. 07-I-Otay Ranch Village Eleven Series 2004
1,700,000	5.700	09/01/24	1,791,358
2,300,000	5.800	09/01/28	2,428,938
3,145,000	5.875	09/01/34	3,313,855
Del Mar Race Track Authority RB Series 2005 (BBB-)
2,300,000	5.000	08/15/25	2,389,033
Foothill-De Anza Community College District of California GO Bonds Series 2007 A (AMBAC) (AAA/Aaa)
13,075,000	4.500	08/01/31	12,846,711
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A (FGIC-TCRS) (AAA/Aaa)
14,500,000	5.000	06/01/45	15,135,680
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (A/A2)
163,070,000	5.000	06/01/45	168,779,081
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (AMBAC-TCRS) (AAA/Aaa)
81,385,000	5.000	06/01/45	84,952,918
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (Radian-IBC) (AA)
32,000,000	5.000	06/01/45	33,182,080
Golden State Tobacco Securitization Corp. Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Series 2007 A-1 (BBB/Baa3)
36,125,000	5.000	06/01/33	35,973,998
54,920,000	5.125	06/01/47	54,956,247
47,000,000	5.750	06/01/47	50,202,580
Golden State Tobacco Securitization Corp. Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Series 2007 A-2 (BBB/Baa3)(i)
110,145,000	0.000	06/01/37	84,736,751
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Subseries 2007 B (BBB)(e)
940,000,000	0.000	06/01/47	93,689,800
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Capital Appreciation Asset Backed Bonds Subseries 2007 C (BBB-)(e)
307,000,000	0.000	06/01/47	29,429,020
Hawthorne Community Redevelopment Agency Tax Allocation for Hawthorne Plaza Project Series 2001
2,375,000	6.875	07/01/20	2,431,264
HI Desert California Memorial Health Care District RB Refunding Series 1998
2,250,000	5.500	10/01/15	2,281,725
2,000,000	5.500	10/01/19	2,027,240
Kaweah Delta Health Care District RB Series 2004 (A3)(a)
3,675,000	6.000	08/01/12	4,150,030
Lafayette Redevelopment Agency Tax Allocation RB for Lafayette Redevelopment Project Series 2005 (Radian) (AA)
1,495,000	5.000	08/01/35	1,552,901
Lake Elsinore Improvement Bond Act 1915 for Special Assessment District No. 93-1 Series 2000
1,865,000	7.000	09/02/30	2,011,999
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
1,435,000	5.050	09/01/30	1,458,663
690,000	5.050	09/01/35	699,481
Lincoln California Community Facilities District Special Tax No. 2003-1 Series 2004
3,445,000	5.950	09/01/28	3,585,280
2,990,000	6.000	09/01/34	3,101,318
Long Beach Special Tax for Community Facilities District No. 6 Pike Series 2002
5,000,000	6.300	10/01/32	5,258,200
Los Angeles Community College District GO Bonds Series A (MBIA) (AAA/Aaa)(f)
5,000,000	5.500	08/01/14	5,376,273
Los Angeles Community College District GO Bonds Series A (MBIA) (AAA/Aaa)(f)
5,000,000	5.500	08/01/15	5,377,403
Los Angeles Community Facilities District Special Tax Escrow 4 Playa Vista Phase 1 Series 2003 (AMBAC) (AAA/Aaa)
12,325,000	4.750	09/01/31	12,591,959
Los Angeles Regional Airports Improvement Corp. RB Refunding for Facilities Sublease Continental Airlines Series 1994 (AMT)(B)
935,000	9.250	08/01/24	944,397
Los Angeles Regional Airports Improvement Corp. RB Refunding for Facilities Sublease LA International Series 2002 A (B/Caa2)
5,000,000	7.125	12/01/24	5,627,000
Los Angeles Regional Airports Improvement Corp. RB Refunding for Facilities Sublease LA International Series 2002 B (AMT) (B/Caa2)
2,000,000	7.500	12/01/24	2,287,100
Los Angeles Regional Airports Improvement Corp. RB Series 2002 C (AMT) (B/Caa2)
810,000	6.125	12/01/07	817,436
11,520,000	7.000	12/01/12	12,431,923
70,425,000	7.500	12/01/24	80,534,509
Moorpark Community Facilities District No 2004-1 Special Tax for Moorpark Highlands Series 2006
4,530,000	5.300	09/01/38	4,656,160
Morgan Stanley Co., Inc. Trust RB Residential Series 2006-1544(b)(e)
21,895,000	0.000	08/01/34	21,498,482

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

California – (continued)
Murrieta Community Facilities District Special Tax for No. 3 Creekside Village Improvement Area 1 Series 2005
$1,660,000	5.200%	09/01/35	$1,681,945
Oakley Public Finance Authority RB Series 2004
1,365,000	5.875	09/02/24	1,395,972
1,910,000	6.000	09/02/28	1,953,491
2,405,000	6.000	09/02/34	2,459,762
Oceanside Community Development Commerce Tax Allocation for Downtown Redevelopment Project Series 2002 (Baa3)
1,500,000	5.750	09/01/25	1,569,750
Oxnard Union High School District GO Bonds Refunding Series 2001 A (MBIA) (AAA/Aaa)
225,000	5.800	02/01/18	255,647
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
650,000	5.250	09/02/16	664,027
Poway California Unified School District Special Tax Community Facilities District 6-4 South Series 2005
3,050,000	5.125	09/01/35	3,084,465
Poway Unified School District Special Tax Community Facilities District No. 14 Area A Series 2006
1,770,000	5.125	09/01/26	1,806,958
5,000,000	5.250	09/01/36	5,139,550
Rancho Santiago Community College District GO Bonds Capital Appreciation for Election 2002 Series 2006 C (FSA) (AAA/Aaa)(e)
2,620,000	0.000	09/01/24	1,222,073
19,150,000	0.000	09/01/27	7,780,836
14,630,000	0.000	09/01/28	5,674,831
Roseville Community Facilities District Special Tax No. 1-Westpark Series 2005
3,500,000	5.200	09/01/36	3,552,500
Sacramento North Natomas Community Facilities 97-01 Special Tax Series 2005
1,155,000	5.000	09/01/24	1,172,591
995,000	5.000	09/01/29	1,007,079
3,025,000	5.100	09/01/35	3,067,138
San Joaquin Hills Transportation Corridor Agency Toll Road RB Capital Appreciation Refunding Series 1997 A MBIA (AAA/Aaa)(e)
80,000,000	0.000	01/15/31	27,735,200
Sierra View Local Health Care District RB Refunding Series 1998 (A-)
7,525,000	5.400	07/01/22	7,709,588
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 A (BBB)(e)
17,000,000	0.000	06/01/36	3,477,010
15,000,000	0.000	06/01/41	2,279,400
30,000,000	0.000	06/01/47	3,254,700
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 B (BBB-)(e)
13,505,000	0.000	06/01/47	1,381,967
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 C(e)
160,600,000	0.000	06/01/56	7,970,578
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 D(e)
82,250,000	0.000	06/01/56	3,142,773
Temecula Valley Unified School District Community Facilities District Special Tax No. 02-2 Series 2005
1,530,000	5.000	09/01/25	1,534,345
3,395,000	5.125	09/01/35	3,403,420
Tobacco Securitization Authority Northern California Tobacco Settlement RB for Asset Backed Bonds Series 2005 A-1 (BBB/Baa)
4,650,000	5.500	06/01/45	4,759,693
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Series 2006 A-1 (BBB/Baa3)
8,500,000	4.750	06/01/25	8,494,135
40,000,000	5.000	06/01/37	39,579,600
Upland Community Facilities District Special Tax for 2003-2 San Antonio Improvement Series 2004 1-A
4,000,000	6.000	09/01/34	4,222,680
Valley Health System Hospital RB for Refunding & Improvement Project Series 1996 A (BB-/B+)
2,040,000	6.500	05/15/15	2,050,200
5,770,000	6.500	05/15/25	5,778,828
Valley Health System COPS Refunding Project Series 1993 (BB-/B+)
19,715,000	6.875	05/15/23	19,872,523

			1,395,482,512

Colorado – 0.9%
Adams County Colorado RB VRDN Series 2006-1260 (FHA/MBIA) (AAA)(b)
6,605,000	8.270	02/01/31	8,287,624
Aspen Valley Hospital District RB Refunding Series 2007 (Baa3)
2,000,000	5.000	10/15/21	2,060,360
1,670,000	5.000	10/15/26	1,710,715
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB)
16,850,000	5.000	12/01/35	17,124,992
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa2)
10,000,000	5.000	03/01/25	10,220,200
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006
4,500,000	6.125	12/01/37	4,604,580
Eagle Bend Metropolitan District No. 2 GO Bonds Refunding Series 2004 (Radian) (AA/Aa3)
1,000,000	5.000	12/01/20	1,042,860
McKay Landing Metropolitan District No. 2 GO Bonds Limited Tax Series 2000(a)
1,500,000	7.500	12/01/10	1,676,085
McKay Landing Metropolitan District No. 2 GO Bonds Refunding Subseries 2004 A(a)
2,000,000	7.500	12/01/10	2,249,560

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Colorado – (continued)
Saddle Rock South Metropolitan GO Bonds Limited Mill Levy Obligation Series 2000(a)
$3,000,000	7.200%	06/01/10	$3,287,790
Tablerock Metropolitan District Colorado GO Bonds Series 2003(a)
2,705,000	7.000	12/01/13	3,114,429
University of Colorado Hospital Authority RB Series 2006 A (Baa1)
4,500,000	5.000	11/15/37	4,565,250
3,000,000	5.250	11/15/39	3,131,490
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B
1,750,000	6.625	12/01/40	1,785,805
Vista Ridge Metropolitan District GO Bonds Series 2001(a)
9,575,000	7.500	06/01/09	10,171,426

			75,033,166

Connecticut – 0.3%
Connecticut State GO Bonds Refunding Series C (AA/Aa3)(f)
10,450,000	5.500	12/15/13	11,589,491
Connecticut State Health and Educational Facility Authority RB for St. Mary’s Hospital Corp. Series 1997 E (Ba3)
695,000	5.875	07/01/22	687,355
University of Connecticut GO Bonds Series A (MBIA) (AAA/Aaa)(f)
10,610,000	5.000	01/15/13	11,308,729

			23,585,575

Delaware – 0.1%
Bridgeville Special Obligation RB for Heritage Shores Special Development District Series 2005 A
6,847,000	5.450	07/01/35	6,983,118
Bridgeville Special Obligation RB for Heritage Shores Special Development District Series 2005 B
500,000	5.125	07/01/35	500,815
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2004 (BBB+/Baa1)
1,250,000	5.500	06/01/24	1,325,000
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2005 A (BBB+/Baa1)
1,000,000	5.000	06/01/24	1,029,420
1,000,000	5.000	06/01/30	1,022,630

			10,860,983

District of Columbia – 0.7%
District of Columbia Housing Finance Agency Mortgage RB for Single Family Series 1997 B (AAA/A3)
15,000	6.350	06/01/28	15,036
District of Columbia RB for Friendship Public Charter School RB Series 2006 (ACA)(A)
900,000	4.000	06/01/16	879,201
1,000,000	5.000	06/01/26	1,036,140
1,280,000	5.000	06/01/35	1,322,394
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (Baa3/BBB)
1,430,000	6.250	05/15/24	1,521,706
6,000,000	6.500	05/15/33	7,166,100
District of Columbia Tobacco Settlement Financing Corp. RB for Capital Appreciation Asset Backed Bonds Series 2006 A (BBB)(e)
388,560,000	0.000	06/15/46	37,130,793
District of Columbia Tobacco Settlement Financing Corp. RB for Capital Appreciation Asset Backed Bonds Series 2006 C (BB)(e)
27,000,000	0.000	06/15/55	1,110,510
Washington D.C. Metropolitan Area Transportation Authority Gross Revenue Refunding (MBIA) (AAA/Aaa)(f)
11,150,000	5.000	01/01/10	11,550,483

			61,732,363

Florida – 30.0%
Aberdeen Community Development District Special Assessment Series 2005
13,000,000	5.500	05/01/36	13,254,800
Aberdeen Community Development District Special Assessment Series 2006-1
2,220,000	5.250	11/01/15	2,225,017
Amelia National Community Development District RB for Capital Improvement Series 2004-A
4,745,000	6.300	05/01/35	5,086,355
Amelia National Community Development District RB for Capital Improvement Series 2006 A
2,000,000	5.375	05/01/37	2,025,480
Anthem Park Community Development District RB for Capital Improvement Series 2004
2,765,000	5.800	05/01/36	2,882,070
Arborwood Community Development District Capital Improvement RB for Centex Homes Project Series 2006 A-1
41,435,000	5.500	05/01/36	41,973,655
Arborwood Community Development District Capital Improvement RB for Centex Homes Project Series 2006 A-2
28,395,000	5.250	05/01/36	28,281,988
Arborwood Community Development District Capital Improvement RB for Centex Homes Project Series 2006 B
30,000,000	5.250	05/01/16	30,224,700
Arborwood Community Development District Capital Improvement RB for Centex Homes Project Series 2006 B-2
5,900,000	5.100	05/01/16	5,881,002
Arborwood Community Development District RB for School Site Acquisition Project Series 2005
6,085,000	5.500	05/01/14	6,218,627
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A
28,965,000	5.350	05/01/36	29,144,583
Arlington Ridge Community Development District Special Assessment Series 2006 A
10,330,000	5.500	05/01/36	10,586,287

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Ave Maria Stewardship Community Development District Special Assessment Series 2006 A
$5,000,000	5.125%	11/01/12	$4,985,950
Bainbridge Community Development District Special Assessment Series 2007
2,240,000	5.500	05/01/38	2,231,734
Ballantrae Community Development District RB for Capital Improvement Series 2004
4,800,000	6.000	05/01/35	5,075,184
Bay Laurel Center Community Development District Special Assessment Indigo Series 2006
1,770,000	5.450	05/01/37	1,797,046
Baywinds Community Development District Special Assessment Series 2006 A
1,000,000	5.250	05/01/37	998,920
Baywinds Community Development District Special Assessment Series 2006 B
7,440,000	4.900	05/01/12	7,384,646
Bellalago Educational Facilities Benefits District RB for Capital Improvement Series 2004 A
7,000,000	6.000	05/01/33	7,257,460
Bellalago Educational Facilities Benefits District RB for Capital Improvement Series 2004 B
6,045,000	5.800	05/01/34	6,222,421
Belmont Community Development District Capital Improvement Revenue Special Assessment Series 2006 B
10,000,000	5.125	11/01/14	10,027,500
Bluewaters Community Development District Special Assessment Series 2004
2,925,000	6.000	05/01/35	3,152,360
Bobcat Trail Community Development District RB Refunding for Capital Improvement Series 2005
2,385,000	5.200	05/01/29	2,381,804
Bonita Springs Vasari Community Development District RB for Capital Improvement Series 2001 A
7,485,000	6.950	05/01/32	8,134,099
Bonnet Creek Resort Community Development District Special Assessment RB Series 2002
860,000	7.125	05/01/12	930,984
10,000,000	7.375	05/01/34	10,874,100
2,000,000	7.500	05/01/34	2,185,620
Brandy Creek Community Development District Special Assessment Series 2003 A
3,425,000	6.350	05/01/34	3,721,502
Brandy Creek Community Development District Special Assessment Series 2003 B
15,000	5.400	05/01/09	15,034
Brandy Creek Community Development District Special Assessment Series 2006 A
2,715,000	5.600	05/01/37	2,776,902
Bridgewater Community Development District Special Assessment Series 2004 A
13,145,000	6.000	05/01/35	13,565,771
Bridgewater Wesley Chapel Community Development District Special Assessment for Capital Improvement Series 2005
3,500,000	5.750	05/01/35	3,695,545
Briger Community Development District Special Assessment Series 2002 A
2,860,000	6.750	05/01/33	3,125,808
Brighton Lakes Community Development District Special Assessment Series 2004 A
1,600,000	6.125	05/01/35	1,697,168
Brooks of Bonita Springs II Community Development District RB for Capital Improvement Series 2000 A (AAA)(a)
5,700,000	7.000	05/01/08	5,987,280
Brooks of Bonita Springs II Community Development District RB for Capital Improvement Series 2003 A
1,565,000	6.125	05/01/34	1,684,018
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-1
1,050,000	6.700	05/01/31	1,133,202
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-2
2,790,000	6.850	05/01/31	3,027,206
Capital Region Community Development District Special Assessment for Capital Improvement Series 2002 A
11,630,000	6.700	05/01/32	12,777,881
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A (AAA)(a)(g)
3,000,000	8.950	10/01/12	3,698,850
Catalina at Winkler Preserve Community Development District Special Assessment Series 2005
3,515,000	5.600	05/01/36	3,585,687
Cedar Pointe Community Development District Special Assessment for Florida Capital Improvements Series 2005 A
5,915,000	5.375	05/01/35	5,946,468
Celebration Community Development District Special Assessment Series 2003 A
2,890,000	6.400	05/01/34	3,119,408
Century Gardens Community Development District Special Assessment Series 2004
2,315,000	5.900	05/01/34	2,435,774
CFM Community Development District RB for Capital Improvement Series 2004 A
21,325,000	6.250	05/01/35	22,745,458
CFM Community Development District RB for Capital Improvement Series 2004 B
1,725,000	5.875	05/01/14	1,759,034
Channing Park Community Development District Special Assessment Series 2007
5,240,000	5.300	05/01/38	5,151,549
City Center Community Development District Special Assessment Series 2005 A
7,235,000	6.125	05/01/36	7,507,832
Clearwater Cay Community Development District Special Assessment Series 2006 A
5,000,000	5.500	05/01/37	5,070,800

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Coconut Cay Community Development District of Special Assessment Series 2006
$2,955,000	5.375%	05/01/36	$2,992,647
Colonial Country Club Community Development District Florida RB for Capital Improvement Series 2003
10,930,000	6.400	05/01/33	11,856,864
Concord Station Community Development District RB for Capital Improvement Series 2005
1,725,000	5.000	05/01/15	1,715,064
16,110,000	5.300	05/01/35	16,163,163
Concorde Estates Community Development District RB for Capital Improvement Series 2004 A
2,325,000	5.850	05/01/35	2,430,950
Concorde Estates Community Development District RB for Capital Improvement Series 2004 B
765,000	5.000	05/01/11	764,449
Connerton West Community Development District Special Assessment for Capital Improvement Series 2004 A-1
2,935,000	5.950	05/01/35	3,039,780
Connerton West Community Development District Special Assessment for Capital Improvement Series 2004 A-2
2,215,000	5.850	05/01/24	2,293,167
1,590,000	5.950	05/01/36	1,645,936
Connerton West Community Development District Special Assessment for Capital Improvement Series 2007 B
7,000,000	5.125	05/01/16	7,024,080
Copper Oaks Community Development District Special Assessment Series 2005 A
3,565,000	5.450	05/01/35	3,623,110
Copper Oaks Community Development District Special Assessment Series 2005 B
340,000	4.875	05/01/10	337,807
Cory Lakes Community Development District for Special Assessment Series 2001 A
535,000	8.375	05/01/17	552,227
Cory Lakes Community Development District for Special Assessment Series 2001 B
485,000	8.375	05/01/17	525,415
Country Greens Community Development District Special Assessment Series 2003
5,885,000	6.625	05/01/34	6,465,084
Covington Park Community Development District RB for Capital Improvement Series 2004 A
1,095,000	6.250	05/01/34	1,196,244
Covington Park Community Development District RB for Capital Improvement Series 2004 B
105,000	5.300	11/01/09	105,182
Covington Park Community Development District Refunding Special Assessment for Capital Improvement Series 2005 (A-)
1,000,000	5.000	05/01/31	1,014,470
Crossings at Fleming Island Community Development District Refunding Special Assessment Series 2000 C
4,295,000	7.050	05/01/15	4,554,203
Cutler Cay Community Development District Special Assessment Series 2004
4,485,000	6.125	05/01/24	4,866,674
2,480,000	6.300	05/01/34	2,716,592
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,710,000	6.000	05/01/34	1,808,599
Double Branch Community Development District Special Assessment Series 2002 A
10,715,000	6.700	05/01/34	11,901,258
Double Branch Community Development District Special Assessment Series 2003 B
155,000	5.375	05/01/08	155,000
Double Branch Community Development District Special Assessment Series 2003 C
5,000	5.125	05/01/08	4,998
Double Branch Community Development District Special Assessment Series 2005 A
965,000	5.350	05/01/34	970,983
Dupree Lakes Community Development District Capital Improvement Revenue Special Assessment Series 2006 A
1,905,000	5.375	05/01/37	1,929,270
Dupree Lakes Community Development District Capital Improvement Revenue Special Assessment Series 2006 B
1,920,000	5.000	05/01/12	1,916,026
Durbin Crossing Community Development District Special Assessment Series 2005 A
48,995,000	5.500	05/01/37	49,438,895
Durbin Crossing Community Development District Special Assessment Series 2005 B-1
3,000,000	4.875	11/01/10	2,966,370
Durbin Crossing Community Development District Special Assessment Series 2005 B-2
8,750,000	4.875	11/01/10	8,651,913
East Homestead Community Development District Special Assessment Series 2005
3,800,000	5.450	05/01/36	3,841,686
East Homestead Community Development District Special Assessment Revenue Series 2006 B
775,000	5.000	05/01/11	774,527
East Park Development District Special Assessment Series 2002
5,105,000	6.850	05/01/33	5,670,226
Easton Park Community Development District Special Assessment Series 2007
4,000,000	5.200	05/01/37	3,962,320
Enclave at Black Point Marina Community Development Special Assessment Series 2007 A
1,000,000	5.400	05/01/37	999,790
Enclave at Black Point Marina Community Development Special Assessment Series 2007 B
1,790,000	5.200	05/01/14	1,799,075

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Escambia County Environmental Improvement RB Refunding for International Paper Co. Project Series 2006 A (BBB/Baa3)
$12,250,000	5.000%	08/01/26	$12,318,845
Escambia County PCRB International Paper Co. Series 2006 A (BBB/Baa3)
2,850,000	4.700	04/01/15	2,902,697
Fishhawk Community Development District II Special Assessment RB Series 2003 A
5,735,000	6.250	05/01/34	6,060,633
Fishhawk Community Development District II Tax Allocation Series 2004 11-A
2,395,000	6.125	05/01/34	2,533,359
Fleming Island Plantation Community Development District Special Assessment Series 2000 B (a)
4,210,000	7.300	05/01/10	4,543,053
Flora Ridge Educational Facilities Benefit District Special Assessment Series 2007
3,460,000	5.300	05/01/37	3,457,717
Forest Creek Community Development District Special Assessment for Capital Improvement Series 2005 B
1,955,000	4.850	05/01/11	1,937,522
Gateway Services Community Development District Special Assessment for Stoneybrook Project Series 2003
705,000	5.550	07/01/08	707,453
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 A
2,555,000	6.500	05/01/33	2,798,773
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 B
785,000	5.500	05/01/10	790,173
Gateway Services District Water & Sewer RB Refunding Series 2003
2,110,000	6.000	10/01/19	2,143,275
Glen St. Johns Community Development District Special Assessment BANS Series 2006
6,400,000	5.250	05/01/38	6,278,144
Grand Hampton Community Development District RB for Capital Improvement Series 2003
5,200,000	6.150	05/01/34	5,588,076
Grand Hampton Community Development District RB for Capital Improvement Series 2005
3,990,000	5.500	05/01/36	4,061,182
Grand Haven Community Development District Special Assessment Series 2002
200,000	6.125	11/01/07	199,976
Grand Haven Community Development District Special Assessment Series 2003
30,000	5.200	11/01/07	29,972
Grand Haven Community Development District Special Assessment Series 2004 B
20,000	5.000	05/01/09	19,944
Greater Lakes/Sawgrass Bay Community Development District Special Assessment Series 2006 A
4,500,000	5.500	05/01/38	4,540,905
Greyhawk Landing Community Development District Special Assessment Series 2002 A
2,920,000	7.000	05/01/33	3,211,182
Greyhawk Landing Community Development District Special Assessment Series 2002 B
265,000	6.250	05/01/09	267,263
Griffin Lakes Community Development District Special Assessment Series 2002 A
4,375,000	6.700	05/01/33	4,815,956
Habitat Community Development RB Series 2004
4,745,000	5.850	05/01/35	4,958,051
Halifax Hospital Medical Center RB Series 1999 A (AAA)(a)
955,000	7.250	10/01/10	1,078,864
Hamal Community Development District Special Assessment Series 2001 (AAA)(a)
3,725,000	6.750	05/01/11	4,169,579
Hamal Community Development District Special Assessment for Refunding and Improvement Series 2006 A (MBIA) (AAA)
1,870,000	4.750	05/01/31	1,919,424
Hammocks Community Development District Special Assessment Series 2005 A
6,020,000	5.500	05/01/37	6,106,146
Hammocks Community Development District Special Assessment Series 2005 B
1,000,000	4.875	11/01/10	993,190
Harbor Bay Community Development District Special Assessment for Capital Improvement Series 2001 A
2,230,000	7.000	05/01/33	2,418,101
Harbour Isles Community Development District Special Assessment Series 2004
4,255,000	6.125	05/01/35	4,507,704
Harbourage at Braden River Community Development District Special Assessment for Capital Improvement Series 2003 A
2,890,000	6.125	05/01/34	3,101,953
Heritage Bay Community Development District Special Assessment for Capital Improvement Series 2005
15,905,000	5.500	05/01/36	16,188,745
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005
8,885,000	5.600	05/01/36	9,086,956
Heritage Harbor South Community Development District RB for Capital Improvement Series 2002 A
3,825,000	6.500	05/01/34	4,189,943
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 A
1,205,000	6.200	05/01/35	1,298,026
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 B
800,000	5.250	11/01/08	801,472

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Heritage Isle at Viera Community Development District Special Assessment Series 2004 A
$3,140,000	6.000%	05/01/35	$3,322,497
Heritage Isle at Viera Community Development District Special Assessment Series 2004 B
725,000	5.000	11/01/09	722,818
Heritage Isle at Viera Community Development District Special Assessment Series 2005
7,195,000	5.550	05/01/37	7,310,408
Heritage Isle at Viera Community Development District Special Assessment Series 2006
5,285,000	5.000	11/01/13	5,246,050
Heritage Lake Park Community Development District Special Assessment Series 2004 B
2,715,000	5.100	11/01/09	2,714,186
Heritage Lake Park Community Development District Special Assessment Series 2005
1,700,000	5.700	05/01/36	1,744,047
Heritage Landing Community Development District Special Assessment Series 2005
16,775,000	5.600	05/01/36	17,063,194
Heritage Park Community Development District Special Assessment Series 2004 A
5,755,000	6.300	05/01/35	6,151,520
Highlands Community Development District Special Assessment Series 2005
3,745,000	5.550	05/01/36	3,833,757
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (Baa2)
2,700,000	5.625	03/01/24	2,862,027
Hypoluxo/Haverhill Community Development District Special Assessment Series 2002 A
1,330,000	6.750	05/01/33	1,474,066
Indian Trace Development District Special Assessment for Isles at Weston Project Series 2003
1,910,000	5.500	05/01/33	1,932,022
Indigo Community Development District Special Assessment for Capital Improvement Series 2005
8,885,000	5.750	05/01/36	9,111,656
Islands at Doral Florida Special Assessment Series 2003
1,685,000	6.375	05/01/35	1,838,571
Islands at Doral III Community Development District Special Assessment Series 2004 A
10,715,000	5.900	05/01/35	11,103,740
Islands at Doral Ne Community Development District Special Assessment Series 2004
1,835,000	6.250	05/01/34	2,010,408
Jacksonville Community Development District Special Assessment Series 2007 A
7,000,000	5.300	05/01/38	6,902,630
Jacksonville Economic Development Community Health Care Facilities RB for Mayo Clinic Series 2006 (AA/Aa2)
11,675,000	5.000	11/15/36	12,051,635
Jacksonville Health Facilities Authority RB for Baptist Medical Center Projects Series 2007 A (A+)
15,000,000	5.000	08/15/37	15,424,200
K-Bar Ranch Community Development District Special Assessment Series 2006
1,000,000	5.450	05/01/36	1,023,440
Keys Cove Community Development District II Series 2005
2,855,000	5.500	05/01/36	2,918,295
Keys Cove Community Development District Special Assessment Series 2004
1,190,000	5.875	05/01/35	1,247,632
Killarney Community Development District Special Assessment Series 2004 A
2,470,000	6.000	05/01/35	2,590,091
Killarney Community Development District Special Assessment Series 2004 B
2,320,000	5.125	05/01/09	2,318,724
Laguna Lakes Community Development District Florida RB Series 2003 A
2,355,000	6.400	05/01/33	2,561,110
Laguna Lakes Community Development District Florida RB Series 2003 B
5,000	5.250	11/01/07	4,995
Lake Ashton II Community Development District Special Assessment for Capital Improvement Series 2005 B
1,680,000	4.875	11/01/10	1,668,559
Lake Ashton II Community Development District Special Assessment for Capital Improvement Series 2006 A
4,000,000	5.300	05/01/38	3,983,320
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
2,275,000	7.450	05/01/22	2,458,388
3,625,000	7.500	05/01/32	3,911,701
Lakes by the Bay South Community Development District RB Series 2004 A
7,225,000	6.100	05/01/23	7,691,085
4,955,000	6.250	05/01/34	5,288,026
Lakes by the Bay South Community Development District RB Series 2004 B
3,910,000	5.300	05/01/09	3,910,704
Lakewood Ranch Community Development District No. 4 RB Series 2004
2,080,000	5.950	05/01/34	2,170,251
Lakewood Ranch Community Development District No. 5 Special Assessment Series 2001 A
4,070,000	6.700	05/01/31	4,394,053
Lakewood Ranch Community Development District No. 6 RB Series 2004 A
5,705,000	6.125	05/01/34	6,036,175
Lakewood Ranch Community Development District No. 6 Special Assessment Series 2005 A
8,385,000	5.700	05/01/36	8,613,324
Lakewood Ranch Stewardship District RANS for Centre and New Projects Series 2006
28,645,000	6.000	06/01/07	28,641,842

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment for Country Club East Project Series 2006
$23,000,000	5.400%	05/01/37	$23,321,310
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005
4,530,000	4.875	08/01/10	4,500,872
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B
8,730,000	5.000	05/01/13	8,712,627
Lakewood Ranch Stewardship District Special Assessment Series 2006 A
14,795,000	5.500	05/01/36	15,030,980
Landmark at Doral Community Development District Special Assessment Series 2006 A
4,000,000	5.500	05/01/38	4,071,000
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance (BBB-) Community Project Series 2007
4,000,000	5.000	11/15/22	4,094,720
10,000,000	5.000	11/15/29	10,148,500
Lee County IDA Health Care Facilities RB for Shell Point Alliance Obligation Group Series 2006 (BBB-)
3,750,000	5.000	11/15/32	3,791,663
3,750,000	5.125	11/15/36	3,821,400
Lee County IDA Health Care Facilities RB for Shell Point Village Project Series 1999 A (AAA)(a)
7,000,000	5.500	11/15/09	7,346,640
Lexington Oaks Community Development District Special Assessment Series 2002 A
2,500,000	6.700	05/01/33	2,733,850
Live Oak Community Development District No. 1 Special Assessment Series 2003 A
4,290,000	6.300	05/01/34	4,643,324
Live Oak Community Development District No. 1 Special Assessment Series 2003 B
160,000	5.300	05/01/08	160,182
Live Oak Community Development District No. 2 Special Assessment Series 2004 A
8,990,000	5.850	05/01/35	9,038,366
Live Oak Community Development District No. 2 Special Assessment Series 2004 B
7,845,000	5.000	11/01/09	7,768,354
Longleaf Community Development District Special Assessment Series 2001
625,000	7.250	05/01/09	631,444
Longleaf Community Development District Special Assessment Refunding Series 2005
6,020,000	5.400	05/01/30	6,106,507
Longleaf Community Development District Special Assessment Refunding Series 2006
2,935,000	5.375	05/01/30	2,972,392
Maple Ridge Community Development District Special Assessment Series 2000 A
1,485,000	7.150	05/01/31	1,597,147
Marshall Creek Community Development District Special Assessment Series 2002
2,815,000	6.625	05/01/32	3,077,077
Meadow Pines Community Development District Tax Allocation Series 2004 A
6,895,000	6.250	05/01/34	7,350,070
Meadow Pointe III Community Development District RB for Capital Improvement Series 2001 A
2,780,000	6.850	05/01/33	3,016,356
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 A
3,805,000	6.400	05/01/34	4,138,014
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
970,000	6.000	05/01/35	1,042,401
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2003 A
2,665,000	6.300	05/01/34	2,825,833
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005
4,455,000	5.250	05/01/15	4,499,238
Meadow Pointe IV Community Development District Tax Allocation for Capital Improvement Series 2004 A
2,965,000	6.000	05/01/36	3,119,061
Mediterra North Community Development District RB for Capital Improvement Series 2001 A
4,445,000	6.800	05/01/31	4,798,066
Mediterra South Community Development District RB for Capital Improvement Series 1999 A
455,000	6.950	05/01/31	473,296
Mediterra South Community Development District RB for Capital Improvement Series 2001
1,420,000	6.850	05/01/31	1,540,728
Mediterra South Community Development District RB for Capital Improvement Series 2003 A
4,840,000	6.375	05/01/34	5,254,691
Mediterra South Community Development District RB for Capital Improvement Series 2003 B
1,715,000	5.500	05/01/10	1,721,791
Mediterranea Community Development District Special Assessment Series 2006 A
1,550,000	5.600	05/01/37	1,590,440
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 A (BB+/Ba1)
4,265,000	6.125	11/15/11	4,579,032
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 1998 (BB+)
7,720,000	5.375	11/15/28	7,887,524
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Florida Series 2004 (BB+/Ba1)
13,600,000	6.750	11/15/29	15,418,864

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Middle Village Community Development District Special Assessment Series 2004 A
$5,555,000	5.800%	05/01/22	$5,754,258
15,620,000	6.000	05/01/35	16,472,383
Middle Village Community Development District Special Assessment Series 2004 B
720,000	5.000	05/01/09	718,646
Middle Village Community Development District Special Assessment Series 2004 C
305,000	5.125	05/01/09	305,210
Mira Lago West Community Development District Special Assessment for Capital Improvement Series 2005
960,000	5.375	05/01/36	970,925
Montecito Community Development District Special Assessment Series 2006 A
1,900,000	5.500	05/01/37	1,925,935
Monterey/Congress Community Development District Special Assessment Series 2005 A
3,990,000	5.375	05/01/36	4,040,833
Monterra Community Development District Special Assessment Series 2005 A
25,610,000	5.500	05/01/36	25,679,147
Monterra Community Development District Special Assessment Series 2005 B
30,000,000	5.000	11/01/10	29,892,600
Monterra Community Development District Special Assessment Series 2006 B
33,500,000	5.125	11/01/14	33,130,830
Moody River Estates Community Development District Capital Improvement RB Series 2005
8,875,000	5.350	05/01/36	8,899,051
Myrtle Creek Improvement District Special Assessment for Series 2006 A
23,000,000	5.200	05/01/37	22,958,830
Narcoossee Community Development District Special Assessment Series 2002 A
4,670,000	6.850	05/01/33	5,189,631
Narcoossee Community Development District Special Assessment Series 2002 B
70,000	5.750	05/01/08	70,000
Naturewalk Community Development District Florida Special Assessment Series 2007 A
4,000,000	5.500	05/01/38	3,960,560
Naturewalk Community Development District Florida Special Assessment Series 2007 B
2,000,000	5.300	05/01/16	1,985,100
New Port Tampa Bay Community Development District Special Assessment Series 2006 A
1,000,000	5.875	05/01/38	1,030,990
New River Community Development District Special Assessment Series 2006 A
2,000,000	5.350	05/01/38	1,988,980
New River Community Development District Special Assessment Series 2006 B
5,500,000	5.000	05/01/13	5,463,755
North Springs Improvement District RB Refunding for Water Management Series 2005 A
2,555,000	5.375	05/01/24	2,600,990
North Springs Improvement District RB Refunding for Water Management Series 2005 B
5,880,000	5.500	05/01/35	5,998,776
North Springs Improvement District Special Assessment for Heron Bay North Assessment Area Series 2006 A
2,550,000	5.200	05/01/27	2,549,057
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 A-1
7,755,000	5.450	05/01/26	7,871,247
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 A-2
3,945,000	5.500	05/01/26	4,006,581
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 B-1
2,750,000	5.125	05/01/15	2,756,545
Oak Creek Community Development District Special Assessment Series 2004
1,725,000	5.800	05/01/35	1,801,607
Oakmont Grove Community Development District Special Assessment Series 2007 A
3,000,000	5.400	05/01/38	2,993,400
Oakstead Community Development District RB for Capital Improvement Series 2002 A (AAA)(a)
4,565,000	6.875	05/01/12	5,102,940
Oakstead Community Development District Special Assessment Series 2006 A-1 (MBIA) (AAA/Aaa)
2,000,000	4.500	05/01/32	1,985,160
Old Palm Community Development District Special Assessment for Palm Beach Gardens Series 2004 A
6,640,000	5.900	05/01/35	6,934,484
Old Palm Community Development District Special Assessment for Palm Beach Gardens Series 2004 B
2,485,000	5.375	05/01/14	2,513,006
Orange County Florida Health Facilities Authority RB for Orlando Regional Healthcare Hospital Series 2006 B (A/A2)
1,865,000	4.750	11/15/36	1,866,324
Orange County Health Facilities Authority RB for Orlando Lutheran Healthcare Series 2005
1,100,000	5.375	07/01/20	1,112,760
1,000,000	5.700	07/01/26	1,025,640
Orlando Urban Community Development District Special Assessment Series 2001 A
7,615,000	6.950	05/01/33	8,275,373
Orlando Urban Community Development District Special Assessment for Capital Improvement Series 2004
930,000	6.000	05/01/20	992,561
4,500,000	6.250	05/01/34	4,799,745
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A
2,245,000	6.125	05/01/35	2,402,801

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 B
$5,950,000	5.125%	05/01/09	$5,948,334
Palm Beach County Plantation Community Development District Special Assessment Series 2004 A
6,980,000	6.250	05/01/34	7,603,593
Palm Coast Park Community Development District Special Assessment Series 2006
10,000,000	5.700	05/01/37	10,199,600
Palm Glades Community Development District Special Assessment Series 2006 A
1,300,000	5.300	05/01/36	1,316,250
Palma Sola Trace Community Development District RB for Capital Improvement Series 2005
3,880,000	5.750	05/01/35	3,984,915
Panther Trace Community Development District Special Assessment Series 2002 A
1,625,000	7.250	05/01/33	1,808,706
Panther Trace II Community Development District Special Assessment Series 2005 A
6,760,000	5.600	05/01/35	6,860,318
Panther Trace II Community Development District Special Assessment Series 2006
11,265,000	5.125	11/01/13	11,320,311
Panther Trails Community Development District Special Assessment Series 2005
3,760,000	5.600	05/01/36	3,860,317
Park Place Community Development District Special Assessment Series 2003
4,420,000	6.375	05/01/34	4,713,046
Parklands Lee Community Development District Special Assessment Series 2004 A
3,895,000	5.800	05/01/35	4,004,294
Parklands Lee Community Development District Special Assessment Series 2004 B
260,000	5.125	05/01/11	260,510
Parklands West Community Development District Special Assessment Series 2001 A
3,260,000	6.900	05/01/32	3,536,839
Parkway Center Community Development District Special Assessment Series 2000 A
472,611	8.250	05/01/31	512,603
Paseo Community Development District Capital Improvement RB Series 2005 A
10,470,000	5.400	05/01/36	10,600,247
Pier Park Community Development District RB for Capital Improvement Series 2002 1
10,125,000	7.150	05/01/34	10,994,839
Pine Island Community Development District Special Assessment Series 2004
4,350,000	5.300	11/01/10	4,337,646
11,520,000	5.750	05/01/35	12,031,027
Pinellas County Educational Facilities Authority RB for Eckerd College Project Series 2006 ACA(A)
3,750,000	5.250	10/01/29	3,975,525
2,325,000	4.750	10/01/31	2,354,853
Poinciana Community Development District Special Assessment Series 2000 A
5,580,000	7.125	05/01/31	5,927,243
Portico Community Development District Special Assessment for Capital Improvement Series 2006
4,720,000	5.450	05/01/37	4,802,270
Principal One Community Development District Jacksonville Special Assessment Series 2005
1,000,000	5.650	05/01/35	1,053,760
Renaissance Community Development District RB for Capital Improvement Series 2002 A
7,005,000	7.000	05/01/33	7,752,854
Renaissance Community Development District RB for Capital Improvement Series 2002 B
225,000	6.250	05/01/08	226,235
Reunion East Community Development District Special Assessment Series 2002 A
18,355,000	7.200	05/01/22	20,615,785
2,450,000	7.375	05/01/33	2,759,019
Reunion East Community Development District Special Assessment Series 2002 B
165,000	5.900	11/01/07	165,102
Reunion East Community Development District Special Assessment Series 2005
12,740,000	5.800	05/01/36	13,174,179
Reunion West Community Development District Special Assessment Series 2004
25,205,000	6.250	05/01/36	26,521,961
River Bend Community Development District RB for Capital Improvement Series 2005
8,755,000	5.450	05/01/35	8,834,495
River Hall Community Development District RB for Capital Improvement Series 2005
6,895,000	5.450	05/01/36	6,989,875
Rivercrest Community Development District Special Assessment Series 2001(a)
5,290,000	7.000	05/01/11	5,969,977
Riverside Park Community Development District Special Assessment Series 2004
1,915,000	6.125	05/01/34	2,083,922
Riverwood Estates Community Development District Special Assessment Series 2006 A
9,500,000	5.350	05/01/37	9,324,250
Saddlebrook Community Development District Special Assessment Series 2001 A
4,905,000	6.900	05/01/33	5,330,852
Saddlebrook Community Development District Special Assessment Series 2001 B
10,000	6.250	05/01/09	10,053

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Sail Harbour Community Development District Special Assessment Series 2005 A
$6,870,000	5.500%	05/01/36	$7,008,705
Sampson Creek Community Development District Special Assessment Series 2000 A (AA)(a)
2,150,000	6.950	05/01/10	2,326,558
Sandy Creek Community Development District Special Assessment Series 2005 A
10,550,000	5.700	05/01/37	10,823,350
Sandy Creek Community Development District Special Assessment Series 2005 B
15,000,000	5.000	11/01/10	14,868,450
Sarasota National Community Development District Special Assessment Series 2007
15,700,000	5.300	05/01/39	15,600,776
Seven Oaks Community Development District I RB Series 2002
205,000	5.600	11/01/07	204,604
Seven Oaks Community Development District II Series 2003 A
4,530,000	6.400	05/01/34	4,889,591
Seven Oaks Community Development District II Special Assessment Series 2004 A
4,725,000	5.875	05/01/35	4,868,262
Seven Oaks Community Development District II Special Assessment Series 2004 B
1,950,000	5.000	05/01/09	1,947,075
Shingle Creek Community Development District RB for Capital Improvement Series 2006
2,000,000	5.750	05/01/15	2,068,840
4,000,000	6.100	05/01/25	4,231,280
35,000,000	6.125	05/01/37	36,890,350
South Bay Community Development District RB for Capital Improvement Series 2005 A
22,475,000	5.950	05/01/36	23,360,740
South Bay Community Development District RB for Capital Improvement Series 2005 B-1
10,870,000	5.125	11/01/09	10,887,066
South Bay Community Development District RB for Capital Improvement Series 2005 B-2
4,000,000	5.375	05/01/13	4,026,480
South Fork Community Development District RB Series 2003
2,420,000	6.150	05/01/33	2,607,163
South Fork Community Development District RB Series 2004 A-1
505,000	5.900	05/01/34	516,519
South Fork Community Development District RB Series 2004 A-2
1,775,000	5.900	05/01/35	1,825,552
South Fork East Community Development District RB for Capital Improvement Series 2005
8,875,000	5.350	05/01/36	8,930,025
South Village Community Development District RB for Capital Improvement Series 2005 A
13,135,000	5.700	05/01/35	13,402,691
South-Dade Venture Community Development District Special Assessment Series 2004
2,575,000	6.000	05/01/24	2,719,149
Southern Hills Plantation I Community Development District RB for Capital Improvement Series 2004
8,180,000	5.800	05/01/35	8,413,784
Southern Hills Plantation II Community Development District Capital Improvement Special Assessment Series 2004
3,470,000	5.850	05/01/34	3,578,021
Spicewood Community Development District Special Assessment Series 2003 A
2,890,000	6.100	05/01/34	3,106,028
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 A
4,840,000	6.125	05/01/34	5,153,293
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 B
375,000	5.300	05/01/10	376,800
St. Lucie County School Board COPS Series 2007 (MBIA) (Aaa)
1,835,000	4.500	08/15/32	1,810,319
Sterling Hill Community Development District Special Assessment Series 2003 A
4,000,000	6.200	05/01/35	4,298,000
Sterling Hill Community Development District Special Assessment Series 2003 B
930,000	5.500	11/01/10	936,594
Stonegate Community Development District Special Assessment Series 2004
2,245,000	6.125	05/01/34	2,443,031
Stonelake Ranch Community Development District Special Assessment Series 2004 A
3,445,000	5.900	05/01/34	3,671,302
Summerville Community Development District Special Assessment Series 2006
1,000,000	5.500	05/01/36	1,013,260
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2002 (AMT)
6,690,000	6.800	10/01/32	6,932,780
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2003 (AMT)
4,525,000	6.900	10/01/34	4,699,303
Sumter Landing Community Development District Recreational RB Series 2005 B
6,475,000	5.700	10/01/38	6,597,183
Suncoast Community Development District RB for Capital Improvement Series 2004-A
5,225,000	5.875	05/01/34	5,487,609
Sweetwater Creek Community Development District Special Assessment Series 2007 A
5,205,000	5.500	05/01/38	5,205,000
Sweetwater Creek Community Development District Special Assessment Series 2007 B-1
1,485,000	5.300	05/01/17	1,482,416

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Sweetwater Creek Community Development District Special Assessment Series 2007 B-2
$680,000	5.125%	05/01/12	$678,123
Tern Bay Community Development District Special Assessment for Capital Improvement Series 2005 B
7,250,000	5.000	05/01/15	7,204,035
The Quarry Community Development District Special Assessment Series 2005 A-1
54,575,000	5.500	05/01/36	55,516,419
The Quarry Community Development District Special Assessment Series 2005-A2
5,635,000	5.250	05/01/36	5,650,327
The Quarry Community Development District Special Assessment Series 2006
64,000,000	5.250	05/01/16	64,663,680
Thousand Oaks Community Development District Special Assessment Series 2005 A-1
4,715,000	5.350	05/01/35	4,785,678
Thousand Oaks Community Development District Special Assessment Series 2005 A-2
985,000	5.350	05/01/36	994,555
Tisons Landing Community Development District RB Special Assessment Series 2005 A
2,600,000	5.625	05/01/37	2,646,124
Tisons Landing Community Development District RB Special Assessment Series 2005 B
4,000,000	5.000	11/01/11	3,991,560
Tolomato Community Development District Special Assessment Series 2006
65,500,000	5.400	05/01/37	65,843,220
Tomoka Community Development District Series 2004 A
8,045,000	6.100	05/01/35	8,455,939
Town Center at Palm Coast Community Development District Special Assessment for Capital Improvement Series 2005
9,760,000	6.000	05/01/36	10,182,706
Trails Community Development District Special Assessment Series 2007
8,000,000	5.375	05/01/38	8,016,800
Turnbull Creek Community Development District Special Assessment Series 2005
6,820,000	5.800	05/01/35	7,040,286
University Place Community Development District Special Assessment Series 2001 A
1,625,000	7.000	05/01/32	1,787,045
Venetian Community Development District RB for Capital Improvement Series 2002 A
3,735,000	6.750	05/01/34	4,087,173
Verandah East Community Development District Special Assessment Capital Improvement Series 2006 A
2,000,000	5.400	05/01/37	2,036,400
Verandahs Community Development District Special Assessment Series 2006 A
2,960,000	5.250	05/01/36	2,930,785
Verano Center Community Development District Special Assessment for Community Infrastructure Project Series 2006 A
8,000,000	5.375	05/01/37	8,045,600
Verano Center Community Development District Special Assessment for Community Infrastructure Project Series 2006 B
8,700,000	5.000	11/01/12	8,682,339
7,000,000	5.000	11/01/13	6,986,350
Verona Walk Community Development District RB for Capital Improvement Series 2004
6,800,000	5.850	05/01/35	7,004,612
Verona Walk Community Development District Special Assessment for Capital Improvement Series 2006
9,520,000	5.375	05/01/37	9,641,285
Village Center Community Development District Recreational RB Subseries 1998 B
1,820,000	8.250	01/01/17	1,865,518
Village Center Community Development District Recreational RB Subseries 1998 C
2,020,000	7.375	01/01/19	2,094,296
Village Center Community Development District Recreational RB Subseries 2003 B
4,005,000	6.350	01/01/18	4,335,533
Village Center Community Development District Recreational RB Subseries 2004 B
5,570,000	5.875	01/01/15	5,831,957
Village Community Development District No. 3 Special Assessment Series 2002
6,400,000	6.500	05/01/32	7,024,640
Village Community Development District No. 4 Special Assessment Series 2000
2,290,000	7.150	05/01/18	2,488,222
Village Community Development District No. 4 Special Assessment Series 2002
3,510,000	6.875	05/01/22	3,881,920
5,285,000	6.950	05/01/32	5,837,600
Village Community Development District No. 4 Special Assessment Series 2003
500,000	6.500	05/01/33	549,075
Village Community Development District No. 5 Special Assessment Series 2002 A
15,010,000	6.500	05/01/33	16,319,172
Village Community Development District No. 5 Special Assessment Series 2003 A
3,515,000	6.000	05/01/22	3,767,201
19,955,000	6.100	05/01/34	21,435,861
Village Community Development District No. 6 Special Assessment RB Series 2004
5,000,000	5.625	05/01/22	5,210,750
41,955,000	5.800	05/01/35	44,124,913
Village Community Development District No. 7 Special Assessment Series 2006
88,195,000	5.375	05/01/36	89,898,927

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Villages of Westport Community Development District RB for Capital Improvement Series 2005 A
$3,130,000	5.400%	05/01/20	$3,150,846
12,700,000	5.700	05/01/35	12,893,548
Villagewalk of Bonita Springs Community Development District Special Assessment Series 2005
5,430,000	5.600	05/01/36	5,547,505
Villagewalk of Bonita Springs Community Development Special Assessment Series 2007
6,000,000	5.150	05/01/38	5,920,800
Villasol Community Development District RB Series 2003 A
4,015,000	6.600	05/01/34	4,385,825
Villasol Community Development District RB Series 2003 B
190,000	5.375	05/01/08	190,357
Vista Community Development District Special Assessment Series 2006 A
3,170,000	5.375	05/01/37	3,144,767
Vista Lakes Community Development District RB Series 2002 A
3,570,000	6.750	05/01/34	3,886,838
Walnut Creek Community Development District Special Assessment Series 2000 A
3,610,000	7.300	05/01/21	3,890,244
Waterchase Community Development District RB for Capital Improvement Series 2001 A
2,770,000	6.700	05/01/32	2,990,547
Watergrass Community Development District Special Assessment Series 2005 A
6,145,000	5.500	05/01/36	6,222,611
Watergrass Community Development District Special Assessment Series 2005 B
1,300,000	4.875	11/01/10	1,290,744
Waterlefe Community Development District RB for Capital Improvement Series 2001 A
915,000	6.950	05/01/31	996,087
Waters Edge Community Development District RB for Capital Improvement Series 2005
2,000,000	5.300	05/01/36	2,017,800
Waters Edge Community Development District RB for Capital Improvement Series 2006 B
1,000,000	5.000	11/01/12	997,970
Wentworth Estates Community Development District Special Assessment Series 2006 A
15,000,000	5.625	05/01/37	15,385,050
Wentworth Estates Community Development District Special Assessment Series 2006 B
8,940,000	5.125	11/01/12	8,932,490
West Villages Improvement District Revenue Special Assessment Unit of Development No. 3 Series 2006
12,500,000	5.500	05/01/37	12,510,375
Westchester Community Development District No. 1 Special Assessment for Community Infrastructure Series 2003
4,200,000	6.000	05/01/23	4,419,618
24,245,000	6.125	05/01/35	25,587,203
Westside Community Development District Special Assessment Series 2005
5,000,000	5.650	05/01/37	5,153,250
Winter Garden Village at Fowler Groves Community Development District Special Assessment Series 2006
2,000,000	5.650	05/01/37	2,095,640
World Commerce Community Development District Special Assessment Series 2004 A-1
965,000	6.250	05/01/22	1,024,927
500,000	6.500	05/01/36	534,180
World Commerce Community Development District Special Assessment Series 2004 A-2
2,930,000	6.125	05/01/35	3,092,205
World Commerce Community Development District Special Assessment Series 2007
3,500,000	5.500	05/01/38	3,507,280
Wyndam Park Community Development District Special Assessment Series 2003
2,500,000	6.375	05/01/34	2,708,775
Wyld Palms Community Development District Special Assessment Series 2007 A
2,500,000	5.500	05/01/38	2,468,050
Wyld Palms Community Development District Special Assessment Series 2007 B
1,670,000	5.400	05/01/15	1,665,491
Wynnfield Lakes Community Development District Special Assessment Series 2005 A
11,550,000	5.600	05/01/36	11,767,140
Zephyr Ridge Community Development District Special Assessment for Capital Improvement Series 2006 B
2,000,000	5.250	05/01/13	2,020,920

			2,446,361,698

Georgia – 0.4%
Atlanta Tax Allocation for Eastside Project Series 2005 A (AMT)
1,230,000	5.625	01/01/16	1,269,077
Atlanta Tax Allocation for Eastside Project Series 2005 B
1,085,000	5.400	01/01/20	1,119,818
2,250,000	5.600	01/01/30	2,347,267
Atlanta Tax Allocation RB for Atlantic Station Project Series 2001
9,210,000	7.750	12/01/14	10,161,485
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BBB+/A3)
3,675,000	5.500	01/01/34	3,836,957
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
5,845,000	4.850	06/01/09	5,836,759
Fulton County Georgia Development Authority RB for Delta Airlines, Inc. Project Series 1998 (c)
3,900,000	5.450	05/01/23	2,352,753

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Georgia – (continued)
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A
$1,750,000	6.125%	02/15/34	$1,843,415

			28,767,531

Guam – 0.1%
Guam Education Financing Foundation COPS for Public School Facilities Project Series 2006 A (A-)
780,000	5.000	10/01/12	818,750
1,000,000	5.000	10/01/15	1,062,720
1,000,000	5.000	10/01/17	1,062,430
2,825,000	5.000	10/01/23	2,967,691
Guam Government GO Bonds Series 1993 A(B)
5,000,000	5.375	11/15/13	5,053,450

			10,965,041

Hawaii – 0.3%
Hawaii Department of Transport Special Facilities RB for Continental Airlines, Inc. Series 1997 (AMT) (B/Caa1)
10,045,000	5.625	11/15/27	10,171,065
Hawaii Department of Transport Special Facilities RB Refunding for Continental Airlines, Inc. Series 2000 (AMT) (B/Caa1)
2,000,000	7.000	06/01/20	2,130,220
Hawaii Improvement District RB No. 17 Special Assessment Kaloko Subdivision Series 2001
2,540,000	7.375	08/01/11	2,584,602
Hawaii Airport System RB (AMT) (FGIC) (AAA/Aaa)(f)
10,000,000	5.750	07/01/15	10,672,000

			25,557,887

Idaho – 0.1%
Madison County Hospital Revenue COPS Series 2006 (BBB-)
1,300,000	5.250	09/01/20	1,355,146
1,000,000	5.250	09/01/26	1,032,470
3,335,000	5.250	09/01/37	3,418,008

			5,805,624

Illinois – 1.5%
Chicago Illinois Special Assessment for Lake Shore East Series 2003
4,000,000	6.750	12/01/32	4,330,520
Chicago Illinois Tax Increment for Central Loop Redevelopment Series 2000 A
6,550,000	6.500	12/01/07	6,633,709
Chicago Illinois Tax Increment for Central Loop Redevelopment Series 2000 A (ACA)(A)
2,000,000	6.500	12/01/08	2,076,880
Chicago Single Family Mortgage RB for Collateral Series 2001 A (FHLMC/FNMA/GNMA) (AMT) (AAA/Aaa)
1,850,000	6.250	10/01/32	1,919,893
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006
250,000	5.400	03/01/16	258,870
1,450,000	5.625	03/01/36	1,519,818
Illinois Development Finance Authority PCRB Refunding for Amerencips RMK Series 2000 A (B+/Ba1)(d)
6,050,000	5.500	02/28/14	6,057,199
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Aaa)(a)
8,000,000	6.250	05/01/12	8,977,440
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa3)(a)
7,840,000	6.250	05/01/07	7,840,000
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A (BB+)
2,500,000	5.000	02/15/15	2,527,525
6,000,000	5.375	02/15/25	6,116,460
4,000,000	5.625	02/15/37	4,089,600
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A
22,740,000	6.750	10/01/46	22,777,066
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BBB-/Baa3)
5,600,000	5.125	01/01/25	5,692,288
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Series 2005 A (AMT) (BBB)
4,600,000	5.050	08/01/29	4,684,410
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV-SR Series 2004 A (Baa2)
6,905,000	5.000	06/01/24	7,082,113
5,760,000	5.125	06/01/35	5,919,264
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV-Subseries Series 2004 B (Baa3)
2,075,000	5.000	06/01/24	2,115,629
4,000,000	5.375	06/01/35	4,121,640
Illinois Health Facilities Authority RB for Loyola University Health Systems Series 2001 A (Baa2)(a)
2,000,000	6.000	07/01/11	2,170,160
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A
1,805,000	6.250	03/01/34	1,914,311
Ottawa Illinois Health Care Facilities RB for Ottawa Community Hospital Series 2004 (Radian) (AA)
1,900,000	5.125	08/15/19	1,993,366
1,100,000	5.000	08/15/21	1,136,520
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006
4,750,000	6.000	03/01/36	4,870,982
Volo Village Special Service Area No. 4 Special Tax for Symphony Meadows Project Series 2006-2
4,420,000	5.000	03/01/16	4,465,924
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006
4,200,000	5.750	03/01/36	4,246,578

			125,538,165

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Indiana – 2.1%
Anderson Indiana Economic Development Revenue Refunding & Improvement RB for Anderson University Project Series 2007 (BBB-)
$1,355,000	5.000%	10/01/24	$1,384,553
2,060,000	5.000	10/01/28	2,093,475
1,500,000	5.000	10/01/32	1,518,450
Delaware County Hospital Authority RB for Cardinal Health Systems Obligation Group Series 2006 (Baa2)
5,000,000	5.125	08/01/29	5,127,300
8,760,000	5.250	08/01/36	9,103,918
Indiana Health & Educational Facilities Finance Authority Hospital RB for Clarian Health Obligations Series 2006 A (A+/A2)
10,000,000	5.000	02/15/36	10,242,100
42,120,000	5.000	02/15/39	43,048,325
Indiana Health & Educational Facilities Finance Authority Hospital RB for Schneck Memorial Hospital Project Series 2006 (A-)
1,000,000	5.250	02/15/30	1,054,590
2,550,000	5.250	02/15/36	2,677,882
Indiana Health & Educational Facilities Financing Authority RB for Ascension Health Senior Credit Series 2006 B-4 (AA/Aa2)
47,000,000	5.000	11/15/39	48,327,280
Indiana Health Facility Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
1,500,000	6.375	08/01/31	1,596,345
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
10,560,000	5.100	01/15/17	11,129,289
Indianapolis Airport Authority RB for Special Facilities United Air Lines Project Series 1995 A (AMT)(c)
10,000,000	6.500	11/15/31	1,550,000
Jasper County Industrial Economic Development RB for Georgia Pacific Corp. Project Series 2000 (AMT) (B2)
2,500,000	6.700	04/01/29	2,622,850
Lake County Indiana GO Bonds Series 2007
18,500,000	5.000	01/15/17	18,811,725
Vizcaya Community Development District BANS Series 2007
15,000,000	6.500	12/20/07	14,993,850

			175,281,932

Iowa – 0.3%
Coralville COPS Series 2006 D (A2)
2,250,000	5.250	06/01/26	2,369,408
Coralville Iowa Urban Renewal Tax Increment Tax Allocation Series 2007 C (Baa1)
850,000	5.000	06/01/47	851,301
500,000	5.130	06/01/39	507,255
Carroll County Iowa Hospital Revenue RB for St. Anthony Regional Hospital Project Series 2006 A (Baa3)
1,200,000	5.000	11/01/31	1,214,208
Iowa Finance Authority Health Facilities RB Refunding for Development of Care Initiatives Project Series 2006 (BBB-)
4,250,000	5.500	07/01/25	4,467,175
Tobacco Settlement Authority of Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
6,750,000	5.500	06/01/42	6,995,092
9,845,000	5.625	06/01/46	10,250,319

			26,654,758

Kansas – 0.6%
Lawrence Hospital RB for Lawrence Memorial Hospital Series 2006 (A3)
1,500,000	5.125	07/01/36	1,561,650
Olathe Senior Living Facilities RB Refunding for Aberdeen Village, Inc. Series 2005 A
4,250,000	5.600	05/15/28	4,331,643
Overland Park Transportation Development District Special Assessment for Grass Creek Project Series 2006
735,000	4.850	09/01/16	741,365
1,565,000	5.125	09/01/28	1,585,736
Salina Hospital RB Refunding & Improvement for Salina Regional Health Series 2006 (A1)
1,000,000	4.500	10/01/26	997,440
1,000,000	4.625	10/01/31	1,004,680
825,000	5.000	10/01/36	847,655
University of Kansas Hospital Authority RB Refunding & Improvement for University of Kansas Health System Series 2006 (A)
10,000,000	5.000	09/01/36	10,254,200
Wyandotte County/Kansas City University Government Special Obligation RB Refunding for Sales Tax 2nd Lien Area B Series 2005 (BBB-)
8,060,000	4.750	12/01/16	8,329,768
20,600,000	5.000	12/01/20	21,383,212

			51,037,349

Kentucky – 0.5%
Kentucky Economic Development Finance Authority RB for Appalachian Regional Health Care Series 1997 (BB-)
500,000	5.700	10/01/10	508,265
Kentucky Economic Development Finance Authority RB for Norton Healthcare, Inc. Series 2000 B (MBIA) (AAA/Aaa)(e)
1,720,000	0.000	10/01/22	839,360
Kentucky Economic Development Finance Authority System RB Prerefunded for Norton Healthcare Series 2000 C (MBIA) (AAA/Aaa)(a)
2,250,000	6.000	10/01/13	2,560,658
Kentucky Economic Development Finance Authority System RB Unrefunded Balance for Norton Healthcare Series 2000 C (MBIA) (AAA/Aaa)
4,500,000	6.000	10/01/18	5,077,350
Louisville & Jefferson County Metropolitan Government Health Systems RB for Norton Healthcare, Inc. Series 2006 (A-)
28,510,000	5.000	10/01/30	29,175,138

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Kentucky – (continued)
Warren County Kentucky RB Refunding for Community Hospital Corp. Project Series 2007 A (BBB+)
$1,750,000	5.000%	08/01/26	$1,790,740
1,000,000	5.000	08/01/29	1,020,020
1,000,000	4.500	08/01/31	958,610

			41,930,141

Louisiana – 0.9%
De Soto Parish Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
6,260,000	5.000	11/01/18	6,365,606
Hodge Utility RB Series 2003 (AMT) (CCC+)
6,750,000	7.450	03/01/24	8,430,683
Rapides Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Projects Series 2007 A (BBB/Baa3)
7,000,000	4.625	03/01/27	6,852,790
Tobacco Settlement Financing Corp. RB Series 2001 B (BBB/Baa3)
17,225,000	5.500	05/15/30	18,145,504
28,575,000	5.875	05/15/39	30,627,256

			70,421,839

Maine – 0.1%
Jay Maine Solid Waste Disposal RB for International Paper Co. Project Series 1999 B (BBB/Baa3)
6,000,000	6.200	09/01/19	6,374,760

Maryland – 2.2%
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB/Ba1)
600,000	5.000	09/01/16	614,664
15,155,000	5.875	09/01/39	16,153,108
Baltimore Maryland Special Obligation RB for Clipper Mill Project Series 2004
4,627,000	6.250	09/01/33	4,915,170
Baltimore Maryland Special Obligation RB for Harborview Lot No. 2 Series 2003
3,000,000	6.500	07/01/31	3,220,740
Baltimore Maryland Special Obligation RB for Strathdale Manor Project Series 2003
3,750,000	7.000	07/01/33	4,142,513
Frederick County Maryland Educational Facilities Revenue RB for Mount St. Mary’s University Series 2007 (BBB-/Baa3)
1,500,000	4.500	09/01/25	1,472,250
2,590,000	5.000	09/01/30	2,665,628
Maryland State Department of Transportation RB (AAA/Aa2)(f)
23,300,000	5.000	05/01/14	25,151,651
Maryland State Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project Series 2006 (AMT) (BBB)(d)
2,000,000	4.600	04/01/16	2,007,180
Maryland State Health & Higher Educational Facilities Authority RB for Carroll Hospital Center Series 2006 (BBB+/Baa1)
1,000,000	4.500	07/01/26	986,050
1,500,000	5.000	07/01/36	1,525,275
4,000,000	5.000	07/01/40	4,070,360
Maryland State Health & Higher Educational Facilities Authority RB for Edenwald Series 2006 A
1,000,000	5.400	01/01/31	1,041,480
1,100,000	5.400	01/01/37	1,143,395
Maryland State Health & Higher Educational Facilities Authority RB for King Farm Presbyterian Community Series 2007 A
1,000,000	5.300	01/01/37	1,022,510
Maryland State Health & Higher Educational Facilities Authority RB for Medstar Health Series 2007 (BBB+/A3)
72,795,000	5.250	05/15/46	76,040,201
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (BBB+/A3)
1,000,000	5.750	08/15/16	1,087,820
4,500,000	5.375	08/15/24	4,773,465
10,750,000	5.500	08/15/33	11,342,217
Maryland State Health & Higher Educational Facilities RB Refunding for Mercy Ridge Series 2007 (BBB+)
965,000	4.500	07/01/22	963,900
4,700,000	4.750	07/01/34	4,718,518
1,000,000	4.500	07/01/35	962,850
Prince Georges County Special Obligation for National Harbor Project Series 2004 RMKT 09/21/05
1,890,000	4.700	07/01/15	1,939,367
4,750,000	5.200	07/01/34	4,874,545
Prince Georges County Special Tax District for Victoria Falls Project Series 2005
1,500,000	5.250	07/01/35	1,523,385
Westminster Maryland Economic Development RB for Carroll Lutheran Village Series 2004 A
4,000,000	6.250	05/01/34	4,225,480

			182,583,722

Massachusetts – 0.7%
Massachusetts GO Bonds Series C (AAA/Aaa)(f)
10,000,000	5.375	12/01/14	10,615,575
Massachusetts Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+)
2,235,000	5.625	04/01/19	2,296,731
2,000,000	5.625	04/01/29	2,049,520
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 A
2,800,000	9.000	12/15/15	3,415,244
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 B
2,000,000	9.200	12/15/31	2,567,980

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Massachusetts – (continued)
Massachusetts Health and Educational Facilities Authority RB for Clifford Regional Medical Center Series 2007 E (BBB-/Baa3)
$1,750,000	5.000%	07/15/22	$1,789,077
2,750,000	5.000	07/15/27	2,802,470
3,250,000	5.000	07/15/32	3,290,950
2,750,000	5.000	07/15/37	2,773,595
Massachusetts Health and Educational Facilities Authority RB for Saint Memorial Medical Center Series 1993 A (Ba1)
5,400,000	6.000	10/01/23	5,432,346
Massachusetts State Development Finance Agency RB for Hampshire College Series 2004 (BBB/Baa2)
1,000,000	5.625	10/01/24	1,063,060
1,000,000	5.700	10/01/34	1,062,570
Massachusetts State Health and Educational Facilities Authority RB for Milton Hospital Series 2005 D (BBB-)
7,530,000	5.500	07/01/40	7,770,583
Massachusetts State Health and Educational Facilities Authority RB for UMass Memorial Issue Series 2005 D (BBB/Baa2)
13,700,000	5.000	07/01/33	13,873,168

			60,802,869

Michigan – 1.0%
Flint Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 (Ba1)
1,460,000	5.375	07/01/20	1,465,563
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Series 1998 B (Ba1)
2,250,000	5.375	07/01/28	2,239,965
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 2003 (Ba1)
3,205,000	5.500	07/01/08	3,209,711
Michigan State Hospital Finance Authority RB for Chelsea Community Hospital Obligation Series 2005 (BBB)
415,000	5.000	05/15/25	423,242
400,000	5.000	05/15/30	406,608
1,000,000	5.000	05/15/37	1,015,180
Michigan State Hospital Finance Authority RB for Marquette General Hospital Obligation Group Series 2005 A (Baa1)
1,530,000	5.000	05/15/26	1,560,386
2,000,000	5.000	05/15/34	2,033,040
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health Systems Series 2006 (A/A1)
9,375,000	5.000	11/15/38	9,617,906
Michigan State Strategic Fund Solidwaste Disposal RB Refunding for Waste Management, Inc. Project Series 2002 (AMT) (BBB)
10,000,000	4.625	12/01/12	10,075,400
Midland County Economic Development RB for Obligation-Midland Series 2000 B (B3)
5,000,000	6.750	07/23/09	5,086,600
Midland County Economic Development RB for Sub-Ltd. Obligation Series 2000 A (AMT) (B/B3)
26,150,000	6.875	07/23/09	26,602,918
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BBB-/Baa3)
1,750,000	5.375	06/01/26	1,832,023
3,500,000	5.500	06/01/35	3,667,055
Wayne Charter County Special Airport Facilities RB for Northwest Airlines, Inc. Series 1995 (c)
3,250,000	6.750	12/01/15	2,537,762
Wayne Charter County Special Airport Facilities RB for Northwest Airlines, Inc. Series 1999 (AMT)(e)
8,235,000	6.000	12/01/29	8,220,424

			79,993,783

Minnesota – 0.9%
Aitkin Health Care Facilities RB Refunding for Riverwood Health Care Center Series 2006
700,000	5.500	02/01/24	720,237
1,380,000	5.600	02/01/32	1,424,229
Becker PCRB for Northern States Power Series 2000 A (A-/A2)
10,000,000	8.500	04/01/30	12,061,300
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB)
7,500,000	7.250	06/15/32	8,188,800
Inver Grove Heights Nursing Home RB Refunding for Presbyterian Homes Care Series 2006
525,000	5.500	10/01/33	533,894
1,000,000	5.500	10/01/41	1,013,860
Minneapolis Tax Increment RB for Grant Park Project Series 2006
795,000	5.000	02/01/16	805,637
420,000	5.200	02/01/22	424,204
St. Paul Housing and Redevelopment Authority Hospital RB for Healtheast Project Series 2005 (BB+/Baa3/)
11,500,000	6.000	11/15/30	12,699,335
10,000,000	6.000	11/15/35	11,005,700
St. Paul Port Authority Lease RB for Healtheast Midway Campus Series 2003 A (BB)
2,700,000	5.750	05/01/25	2,818,476
1,400,000	5.875	05/01/30	1,462,510
St. Paul Port Authority Lease RB for Healtheast Midway Campus Series 2003 B
2,700,000	6.000	05/01/30	2,842,452
St. Paul Port Authority Lease RB for Regions Hospital Package Ramp Project Series 2007-1
475,000	5.000	08/01/21	484,400
1,375,000	5.000	08/01/36	1,386,674
Washington County Housing & Redevelopment Authority RB for Birchwood & Woodbury Projects Series 2007 A
4,260,000	5.550	12/01/27	4,265,453
8,500,000	5.625	06/01/37	8,507,480

			70,644,641

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Mississippi – 1.3%
Adams County Environmental Improvement RB for International Paper Co. Project Series 1999 A (AMT) (BBB+/Baa3)
$1,000,000	6.250%	09/01/23	$1,057,130
Mississippi Business Finance Corp. PCRB for Systems Energy Resources, Inc. Project Series 1998 (BBB-/Ba1)
7,400,000	5.875	04/01/22	7,425,974
Mississippi Business Finance Corp. RB for Northrop Grumman Ship Systems Series 2006 (BBB+/Baa2)
83,100,000	4.550	12/01/28	82,587,273
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB+)
3,000,000	5.250	12/01/21	3,168,630
1,825,000	5.250	12/01/26	1,917,436
Warren County RB Gulf Opportunity Zone for International Paper Co. Series 2006 A (BBB/Baa3)
11,250,000	4.800	08/01/30	11,249,213

			107,405,656

Missouri – 0.4%
Grindstone Plaza Transportation Development District Sales Tax RB Series 2006 A
260,000	5.250	10/01/21	260,871
385,000	5.400	10/01/26	388,550
355,000	5.500	10/01/31	359,828
500,000	5.550	10/01/36	506,780
Jennings Missouri Tax Increment RB Refunding for Northland Redevelopment Area Project Series 2006
1,500,000	5.000	11/01/23	1,499,220
Kansas City IDA Health Facilities RB for First Mortgage Bishop Spencer Series 2004 A
2,150,000	5.500	01/01/09	2,158,557
1,000,000	6.250	01/01/24	1,061,120
2,500,000	6.500	01/01/35	2,673,350
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (Baa3)
1,285,000	6.250	01/01/30	1,366,212
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (BBB+/Baa1)
3,230,000	4.750	06/01/25	3,264,432
15,960,000	5.000	06/01/35	16,245,843
Osage Beach Tax Increment for Prewitts PT Project Series 2006
1,500,000	5.000	05/01/23	1,497,120
St. Louis County Missouri IDA RB Refunding for Ranker Jordan Project Series 2007
770,000	5.000	11/15/22	781,265
675,000	5.000	11/15/27	681,264
1,300,000	5.000	11/15/35	1,306,136
Strother Interchange Transportation Development District Lees Summit RB Series 2006
675,000	5.000	05/01/24	688,520
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007
1,250,000	5.750	04/01/27	1,245,325

			35,984,393

Montana – 0.3%
Flathead Municipal Airport Authority RB Refunding for Glacier Park International Airport Series 2007 A
1,000,000	5.000	06/01/20	1,007,720
Forsyth City Montana PCRB Refunding Portland General Series 1998-A RMKT 05/01/03 (BBB+/Baa1)(d)
10,500,000	5.200	05/01/09	10,747,065
Montana Facility Finance Authority Hospital Facilities RB for St. Peters Hospital Project Series 2007 (A3)
1,880,000	5.000	06/01/28	1,953,884
500,000	4.375	06/01/36	473,605
1,615,000	5.000	06/01/36	1,673,172
Montana State Board of Housing GO for Single Family Mortgage Series 2007 A-1 (AA+/Aa1)
5,000,000	4.625	12/01/32	5,013,450

			20,868,896

Nevada – 1.5%
Clark County Improvement District No. 142-Local Improvement Special Assessment Series 2003
1,460,000	5.800	08/01/15	1,506,720
4,985,000	6.100	08/01/18	5,146,813
3,975,000	6.375	08/01/23	4,105,141
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 A (AMT)(B)
10,380,000	5.600	10/01/30	10,389,342
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 B (AMT)(B)
13,665,000	5.900	10/01/30	13,716,380
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 C (B)
710,000	5.500	10/01/30	710,703
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa3)(d)
4,835,000	5.450	03/01/13	5,043,147
Clark County School District GO Bonds Series D (MBIA) (AAA/Aaa)(f)
17,900,000	5.500	06/15/12	19,345,246
Director of the State of Nevada Department of Business & Industry RB for Las Vegas Monorail Project Series 2000 2nd Tier
3,000,000	7.250	01/01/23	3,160,080
1,000,000	7.375	01/01/30	1,055,130
15,000,000	7.375	01/01/40	15,789,000
Henderson Local Improvement Districts No. T-14 Special Assessment Series 2003
1,705,000	5.550	03/01/17	1,759,918

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Nevada – (continued)
Henderson Local Improvement Districts No. T-16 Special Assessment Series 2005
$620,000	4.500%	03/01/08	$622,114
1,060,000	4.900	03/01/17	1,072,148
1,555,000	5.000	03/01/20	1,572,307
820,000	5.100	03/01/22	830,398
3,600,000	5.125	03/01/25	3,635,388
Henderson Local Improvement Districts No. T-17 Special Assessment Series 2005
1,395,000	5.000	09/01/25	1,421,631
Las Vegas Local Improvement Bonds Special Assessment District No. 808 Summerlin Area Series 2001
1,120,000	5.700	06/01/08	1,140,205
1,955,000	6.750	06/01/21	2,016,485
Las Vegas Local Improvement Bonds Special Assessment for Special Improvement District No. 607 Series 2004
1,315,000	5.900	06/01/17	1,354,871
1,350,000	5.900	06/01/18	1,390,905
495,000	6.000	06/01/19	510,013
4,915,000	6.250	06/01/24	5,063,875
Washoe County Water Facilities RB Refunding for Sierra Pacific Power Co. Series 2001 (AMT) (BB+/Ba1)
15,500,000	5.000	03/01/36	15,621,210

			117,979,170

New Hampshire – 0.1%
New Hampshire Health and Education Facilities Authority RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
1,400,000	5.000	07/01/32	1,423,590
1,610,000	5.000	07/01/36	1,633,538
New Hampshire Health & Educational Facilities Authority RB for Speare Memorial Hospital Series 2004 C (BBB-)
1,000,000	5.500	07/01/25	1,037,390
1,400,000	5.875	07/01/34	1,477,182
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB-/Baa3)
1,050,000	5.250	06/01/26	1,096,725
1,100,000	5.250	06/01/36	1,139,853
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB)
3,750,000	5.200	05/01/27	3,886,725

			11,695,003

New Jersey – 3.7%
New Jersey Economic Development Authority RB for First Mortgage Lions Gate Project Series 2005
825,000	5.000	01/01/15	833,885
710,000	5.750	01/01/25	738,507
1,230,000	5.875	01/01/37	1,277,712
New Jersey Economic Development Authority RB for First Mortgage of The Presbyterian Home Series 2001 A
1,500,000	6.250	11/01/20	1,580,205
New Jersey Economic Development Authority Retirement RB for Seabrook Village, Inc. Series 2000 A(a)
2,500,000	8.000	11/15/10	2,862,375
New Jersey Economic Development Authority Retirement RB Refunding for Seabrook Village, Inc. Series 2006
1,000,000	5.250	11/15/26	1,023,960
1,750,000	5.250	11/15/36	1,779,908
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (CCC+/Caa1)
7,480,000	5.500	04/01/28	7,485,535
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/Caa1)
17,405,000	6.625	09/15/12	18,787,479
24,520,000	6.250	09/15/19	25,417,922
4,060,000	6.400	09/15/23	4,222,116
35,135,000	6.250	09/15/29	36,421,644
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (Baa3)
1,825,000	5.500	07/01/30	1,915,812
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
820,000	6.500	07/01/21	892,857
500,000	6.625	07/01/31	542,230
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (Baa1)(a)
2,000,000	6.000	07/01/12	2,207,280
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2006 (Baa1)
2,800,000	5.000	07/01/36	2,855,496
9,375,000	5.000	07/01/46	9,525,937
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB/Baa1)
1,500,000	6.875	07/01/30	1,614,285
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson Series 2004 C (BBB-)
1,000,000	5.500	07/01/23	1,072,640
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
18,720,000	4.500	06/01/23	18,442,944
40,125,000	4.625	06/01/26	38,788,035
9,990,000	5.000	06/01/29	9,911,079
65,080,000	5.000	06/01/41	63,949,560
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-B (BBB) (e)
187,200,000	0.000	06/01/41	28,227,888
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-C (BBB-) (e)
164,600,000	0.000	06/01/41	23,616,808

			305,994,099

New Mexico – 0.7%
Farmington New Mexico Pollution Control Revenue PCRB Refunding for San Juan Project - RMKT Series 2003 A (BBB/Baa2)
31,000,000	4.875	04/01/33	31,375,720

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

New Mexico – (continued)
Farmington New Mexico Pollution Control Revenue PCRB Refunding for San Juan Project RMKT Series 2003 B (BBB/Baa2)
$9,930,000	4.875%	04/01/33	$10,050,351
Farmington New Mexico Pollution Control Revenue for Public Service Co. San Juan Series 1996 B (BBB/Baa2)
2,500,000	6.300	12/01/16	2,545,550
Farmington New Mexico Pollution Control Revenue for Tucson Electric Power Co. San Juan Series 1997 A (B+/Baa3)
3,000,000	6.950	10/01/20	3,094,890
Mariposa East Public Improvement District GO Bonds Series 2006
500,000	5.500	09/01/16	516,200
1,000,000	6.000	09/01/32	1,044,660
New Mexico Mortgage Financial Authority RB for Sunset View Senior Apartments Series 2006 A (AAA)(d)
8,310,000	4.700	08/01/28	8,336,260

			56,963,631

New York – 3.0%
Essex County IDA RB Refunding for International Paper Co. Projects Series 2007 A (BBB/Baa3)
2,600,000	4.600	03/01/27	2,543,580
Long Island Power Authority Electric Systems RB General Series 2006 C (A-/A3)
18,760,000	5.000	09/01/35	19,759,158
Metropolitan Transportation Authority RB Series A (AMBAC) (AAA/Aaa)(f)
10,000,000	5.500	11/15/15	10,893,100
Monroe County IDA Civic Facilities RB for Highland Hospital of Rochester Series 2005 (BBB+/Baa1)
1,000,000	5.000	08/01/22	1,033,360
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 A (A3)
400,000	6.250	11/01/21	427,192
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 B (A3)
855,000	5.875	11/01/11	885,814
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 C (A3)
505,000	5.625	11/01/10	514,353
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba3)
150,000	5.200	11/01/07	150,617
2,000,000	6.000	11/01/20	2,084,800
New York City IDA Civic Facility RB for Staten Island University Hospital Project Series 2001 B (B/B2)
1,005,000	6.375	07/01/31	1,046,024
New York City IDA Civic Facility RB for Staten Island University Hospital Series 2000 C (B2)
1,480,000	6.450	07/01/32	1,555,154
New York City IDA Special Facilities RB for American Airlines, Inc. Project Series 1990 (AMT) (CCC+/Caa2)
14,010,000	5.400	07/01/20	13,969,791
New York City IDA RB for American Airlines, Inc. Project Series 1994 (AMT) (CCC+/Caa2)
4,000,000	6.900	08/01/24	4,039,000
New York City IDA RB for Continental Airlines, Inc. Series 2003 (CCC+)
1,220,000	7.250	11/01/08	1,247,267
4,055,000	8.000	11/01/12	4,398,905
New York City Industrial RB for Liberty 7 World Trade Center Project Series 2005 A
5,000,000	6.250	03/01/15	5,307,150
New York City Industrial RB for Liberty 7 World Trade Center Project Series 2005 B
2,000,000	6.750	03/01/15	2,142,080
New York City Transitional Finance Authority RB Refunding Future Tax Secured Series A (AAA/Aa1)(f)
16,000,000	5.500	11/15/11	17,127,680
New York Convention Center Operating Corp. COPS for Yale Building Acquisition Project Series 2003(a)
4,000,000	5.250	06/01/07	4,044,680
New York State Dormitory Authority Non State Supported Debt RB for NYU Hospital Center Series 2006 A (BB/Ba2)
5,000,000	5.000	07/01/20	5,203,750
11,100,000	5.000	07/01/26	11,483,616
New York State Dormitory Authority RB for New York Methodist Hospital Series 2004 (A3)
1,000,000	5.250	07/01/24	1,060,490
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
6,620,000	5.000	05/01/18	6,862,557
New York State Dormitory Authority RB for NYU Hospital Series 2007 A (BB/Ba2)
14,935,000	5.000	07/01/22	15,407,991
20,580,000	5.000	07/01/26	21,122,077
18,700,000	5.000	07/01/36	19,040,527
New York State Environmental Facilities Corp. PCRB for Water Finance Authority Project Series E (MBIA) (AAAAaa)(f)
21,850,000	6.000	06/15/11	23,804,721
New York State Urban Development Corp. RB for Correctional & Youth Facilities Service Series A (AA-/A+)(d)(f)
14,500,000	5.250	01/01/09	14,832,195
Niagara County Industrial Development Agency RB Refunding Series 2001 A (AMT) (BB+/Baa2) (d)
5,000,000	5.450	11/15/12	5,258,950
Saratoga County Industrial Development Agency Civic Facility RB for Saratoga Hospital Project Series 2004 A (BBB+)
250,000	5.000	12/01/08	253,395
1,205,000	5.000	12/01/12	1,250,031
Seneca Nation Indians Capital Improvements Authority RB Series 2007 A (BB)
3,000,000	5.250	12/01/16	3,137,640
4,500,000	5.000	12/01/23	4,553,010

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

New York – (continued)
Suffolk County Industrial Development Agency Continuing Care Retirement RB Refunding for Jeffersons Ferry Project Series 2006 (BBB-)
$2,000,000	5.000%	11/01/28	$2,045,140
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series A-1 (AA-/A1)
15,410,000	5.500	06/01/18	16,498,716
Westchester County Healthcare Corp. RB for Senior Lien Series 2000 A (BB/Ba2)
4,000,000	5.875	11/01/25	4,173,400

			249,157,911

North Carolina – 1.3%
Charlotte Special Facilities RB for Charlotte/Douglas International US Airways Airport Series 1998 (AMT)
6,760,000	5.600	07/01/27	6,892,564
Charlotte Special Facilities RB for Douglas International Airport US Airways Series 2000 (AMT)
3,000,000	7.750	02/01/28	3,245,400
Columbus County North Carolina Industrial Facilities & Pollution Control Financing Authority RB Refunding for International Paper Co. Projects Series 2007 A (AMT) (BBB/Baa3)
13,500,000	4.625	03/01/27	13,216,095
Gaston County North Carolina Industrial Facilities & Pollution Control Financing Authority RB for National Gypsum Co. Project Series 2005 (AMT)
20,500,000	5.750	08/01/35	21,574,610
Haywood County Industrial Facilities & Pollution Control Financing Authority RB Refunding for International Paper Co. Projects Series 2007 B (BBB/Baa3)
5,200,000	4.450	03/01/24	5,097,092
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa2)
3,400,000	5.125	01/01/23	3,530,764
North Carolina Eastern Municipal Power Agency RB Refunding Series 2003 C (BBB/Baa2)
6,495,000	5.375	01/01/16	6,919,383
4,850,000	5.375	01/01/17	5,161,855
North Carolina Medical Care Community Health Care Facilities RB 1st Mortgage for Presbyterian Homes Series 2006
1,650,000	5.600	10/01/36	1,723,178
North Carolina Medical Care Commission Health Care Facilities RB Refunding for First Mortgage Salemtowne Series 2006
1,850,000	5.000	10/01/23	1,871,645
1,100,000	5.100	10/01/30	1,112,804
North Carolina Medical Care Commission RB Refunding for 1st Mortgage Givens Estates Series 2007 (BBB-)
5,500,000	5.000	07/01/27	5,678,695
4,300,000	5.000	07/01/33	4,418,293
North Carolina Medical Care Commission RB Refunding 1st Mortgage for United Methodist Church Series 2005 C
5,000,000	5.250	10/01/24	5,106,700
1,600,000	5.500	10/01/32	1,648,096
North Carolina Medical Care Community Hospital RB for Maria Parham Medical Center Series 2003 (Radian) (AA)
2,505,000	5.500	10/01/13	2,681,903
North Carolina Medical Care Community Retirement Facilities RB 1st Mortgage for Givens Estates Project Series 2003 A(a)
3,000,000	6.500	07/01/13	3,470,190
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Church Project Series 2005 A
2,750,000	5.250	09/01/21	2,879,030
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Church Project Series 2005 B(d)
1,500,000	4.300	09/01/08	1,498,770
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (MBIA) (AAA/Aaa)
1,000,000	5.500	01/01/14	1,099,780
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1999 B (BBB+/A3)
1,750,000	6.375	01/01/13	1,875,983
5,000,000	6.500	01/01/10	5,375,650
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/A3)
2,550,000	5.500	01/01/13	2,727,250

			108,805,730

North Dakota – 0.0%
Ward County Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+)
2,100,000	5.125	07/01/25	2,157,813
1,500,000	5.125	07/01/29	1,535,700

			3,693,513

Ohio – 1.0%
Cleveland Airport Special RB for Continental Airlines, Inc. Series 1998 (B-/B3)
28,025,000	5.375	09/15/27	28,327,950
Cleveland Airport Special RB Refunding for Continental Airlines, Inc. Series 1999 (B-/B3)
2,725,000	5.500	12/01/08	2,744,865
20,550,000	5.700	12/01/19	21,114,097
Cleveland-Cuyahoga County Port Authority RB for Columbia National Series 2005 D (AMT) (BBB+)
780,000	5.000	05/15/20	791,895
Cleveland-Cuyahoga County Port Authority Special Assessment for Perrysburg Project Series 2006
1,020,000	4.800	11/15/35	996,734
Coshocton County Environmental RB Refunding for Smurfit Stone Container Series 2005 (CCC+)
3,000,000	5.125	08/01/13	3,012,180
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB)
15,540,000	5.000	01/01/27	15,825,159
5,000,000	5.000	01/01/37	5,057,000

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Ohio – (continued)
Jeffrey Place New Community Authority RB for Jeffrey Place Redevelopment Series 2007 A
$1,000,000	5.000%	12/01/22	$1,008,080
1,000,000	5.000	12/01/32	997,910
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A
2,500,000	6.250	12/01/36	2,676,500
Toledo-Lucas County Port Authority RB for Northwest Ohio Preston Series 2006 B
1,040,000	4.800	11/15/35	1,016,278

			83,568,648

Oklahoma – 1.2%
Norman Oklahoma Regional Hospital Authority RB Series 2005 (BBB-)
3,250,000	5.375	09/01/36	3,370,932
Tulsa Municipal Airport Trust RB for American Airlines Series 2000 B (B/Caa2)(d)
26,100,000	6.000	12/01/08	26,624,871
Tulsa Municipal Airport Trust RB for American Airlines Series 2001 B (B/Caa2)(d)
27,675,000	5.650	12/01/08	28,144,645
Tulsa Municipal Airport Trust RB VRDN Refunding Series 2000 A RMKT 12/01/04 (AMT) (B/Caa2)(d)
28,805,000	7.750	12/01/14	34,278,238
Weatherford Hospital Authority RB Series 2006
2,200,000	6.000	05/01/25	2,341,394
1,365,000	6.000	05/01/31	1,442,737

			96,202,817

Oregon – 0.3%
Gilliam County Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB)
18,000,000	5.250	07/01/29	19,045,800
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 CLVII (AMT) (B/B2)
195,000	6.350	08/01/25	195,852
Portland Oregon Multi-Family Housing RB for Pacific Tower Series 2001 C (AMT)
2,575,000	7.000	12/01/34	2,611,102

			21,852,754

Pennsylvania – 3.6%
Allegheny County Airport RB for Pittsburgh International Airport Series 1997 A-1 (AAA/Aaa)
2,000,000	5.750	01/01/09	2,062,100
Allegheny County Hospital Development Authority RB for Health Systems Series 2000 B (B+/Ba3)
200,000	9.250	11/15/15	235,606
16,460,000	9.250	11/15/22	19,378,358
14,540,000	9.250	11/15/30	17,117,942
Allegheny County Hospital Development Authority RB for Ohio Valley General Hospital Project Series 2005 A (Baa2)
2,300,000	5.000	04/01/25	2,334,431
4,130,000	5.125	04/01/35	4,225,486
Allegheny County IDA RB Refunding for Environmental Improvement Series 2005 (BB/Ba1)
12,570,000	5.500	11/01/16	13,400,877
Allegheny County Redevelopment Authority for Pittsburgh Mills Project Series 2004
3,190,000	5.100	07/01/14	3,254,342
2,000,000	5.600	07/01/23	2,123,780
Allentown Area Hospital Authority RB for Sacred Heart Hospital Series 2005 (BB+/Ba3)
7,265,000	6.000	11/15/16	7,305,466
Bucks County IDA Retirement Community RB for Ann’s Choice, Inc. Facilities Series 2005 A
3,000,000	6.250	01/01/35	3,176,520
Chester County Health & Education RB for Jenners Pond, Inc. Project Series 2002(a)
3,000,000	7.625	07/01/12	3,585,510
Chester Economic Development Authority RB GTD Series 2004
8,640,000	7.000	03/01/19	9,543,658
Cumberland County Municipal Authority Retirement Community RB Unrefunded Balance Wesley Series 2002 A(a)
1,390,000	7.250	01/01/13	1,635,571
Delaware County IDA RB Refunding for Residential Recovery Facilities Series 1997 A (BB+/Ba1)
32,100,000	6.100	07/01/13	33,120,138
Fulton County IDA RB for Medical Center Project Series 2006
1,500,000	5.875	07/01/31	1,547,085
2,000,000	5.900	07/01/40	2,059,060
Harrisburg Pennsylvania Authority RB for Harrisburg University of Science Series 2007 A
2,000,000	5.400	09/01/16	2,058,420
Harrisburg Pennsylvania Authority RB for Harrisburg University of Science Series 2007 B
3,000,000	6.000	09/01/36	3,111,390
Lehigh County General Purpose Authority RB for Saint Lukes Bethlehem Hospital Series 2003 (BBB/Baa1)(a)
11,500,000	5.375	08/15/13	12,503,260
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A1)(a)
1,550,000	5.375	11/15/14	1,711,805
Montgomery County IDA RB for Whitemarsh Continuing Care Series 2005
1,720,000	5.125	02/01/12	1,732,504
1,775,000	5.300	02/01/13	1,804,713
2,000,000	6.125	02/01/28	2,123,300
5,805,000	6.250	02/01/35	6,155,448
New Morgan IDA Solid Waste Disposal RB for New Morgan Landfill Co., Inc. Project Series 1994 (AMT) (BB-/B3)
8,115,000	6.500	04/01/19	8,175,538
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
11,500,000	6.375	11/01/41	12,398,380

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2002 A (AMT) (B2)
$26,550,000	6.750%	12/01/36	$29,212,965
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2002 B Converted 12/22/04 (AMT) (B2)
36,500,000	6.750	12/01/36	40,160,950
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2003 A (AMT) (B2)
2,000,000	6.750	12/01/36	2,200,600
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Seward Series 2001 A (AMT) (B2)
18,500,000	6.750	12/01/36	20,355,550
Pennsylvania State Public School Building Authority RB for Montgomery County Community College Project Series 2005 (AMBAC) (Aaa)
1,410,000	5.000	05/01/24	1,492,795
675,000	5.000	05/01/25	715,109
Philadelphia Authority for Industrial Development RB for Please Touch Museum Project Series 2006 (BBB-)
3,000,000	5.250	09/01/26	3,178,620
3,000,000	5.250	09/01/31	3,164,520
2,000,000	5.250	09/01/36	2,100,320
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B-)
500,000	6.150	07/01/14	510,765
4,825,000	6.200	07/01/17	4,928,448
6,840,000	6.250	07/01/20	6,983,024
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A/A1)(a)
2,275,000	5.375	11/15/14	2,512,487
Washington County Redevelopment Authority Tax Allocation for Victory Center Project Tanger Series 2006 A
1,500,000	5.450	07/01/35	1,533,180

			296,930,021

Puerto Rico – 2.0%
Children’s Trust Fund RB for Tobacco Settlement Series 2000 (AAA)(a)
4,000,000	5.750	07/01/10	4,133,000
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2004 A (BBB/Baa3)
4,000,000	5.250	07/01/20	4,282,720
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2006 A (BBB/aa3)
1,755,000	5.250	07/01/26	1,884,168
23,260,000	5.250	07/01/30	24,899,132
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2005 (BBB+/Aaa)(a)
5,840,000	5.000	07/01/15	6,361,746
7,250,000	5.000	07/01/15	7,897,715
Puerto Rico Commonwealth Infrastructure Financing Authority RB for Capital Appreciation Series 2005 (Aaa/AAA)(e)
8,860,000	0.000	07/01/37	2,314,852
50,700,000	0.000	07/01/44	9,491,547
Puerto Rico Commonwealth Infrastructure Financing Authority RB for Capital Appreciation Series 2005 A (FGIC) (AAA/Aaa)(e)
7,000,000	0.000	07/01/42	1,434,160
Puerto Rico Commonwealth Infrastructure Financing Authority RB Series 2005 B (BBB/Baa3)
9,820,000	5.000	07/01/41	10,172,047
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2006 B (BBB/Baa3)
18,750,000	5.000	07/01/37	19,560,937
22,250,000	5.000	07/01/46	23,110,185
Puerto Rico Industrial Medical & Environmental PCRB Financing Authority Special Facilities for American Airlines Series 1985 (CCC+/Caa2)
5,400,000	6.450	12/01/25	5,492,826
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities RB for Ana G Mendez University System Project Series 2006 (BBB-)
1,490,000	5.000	03/01/21	1,555,828
6,285,000	5.000	03/01/36	6,488,320
Puerto Rico Public Buildings Authority RB Guaranteed Government Facilities Series 2004 I (BBB/Baa3)
20,000,000	5.250	07/01/33	21,171,800
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriation Series A (MBIA) (AAA/Aaa)(f)
9,675,000	5.500	08/01/16	10,376,244

			160,627,227

Rhode Island – 0.5%
Rhode Island Industrial Facilities Corp. Solid Waste Disposal RB for Waste Management, Inc. Series 2004 A (AMT) (BBB)(d)
3,000,000	4.625	04/01/16	3,016,230
Tobacco Settlement Financing Corp. RB for Rhode Island Asset Backed Bonds Series 2002 A (BBB/Baa3)
6,195,000	6.000	06/01/23	6,595,940
7,500,000	6.125	06/01/32	8,010,000
20,340,000	6.250	06/01/42	21,837,024

			39,459,194

South Carolina – 1.3%
Connector 2000 Association, Inc. Toll Road RB for Capital Appreciation Series 1998 B (B-) (e)
15,000,000	0.000	01/01/33	1,919,550
Greenville County Airport RB for Donaldson Industrial Air Park Project Series 2001 (AMT) (Baa3)
4,040,000	6.125	10/01/17	4,306,398
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 A
4,481,000	6.875	11/01/35	4,561,568

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

South Carolina – (continued)
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 B
$2,935,000	6.125%	11/01/14	$2,968,958
Lancaster County Special Assessment Revenue for Edenmoor Improvement District Series 2006 A
5,000,000	5.750	12/01/37	5,139,400
South Carolina Jobs Economic Development Authority RB for Palmetto Health Alliance Series 2000 A (BBB+/Baa1)
10,000,000	6.250	08/01/31	10,869,000
South Carolina Jobs Economic Development Authority RB Refunding for Episcopal Church Series 2007 (BBB)
4,000,000	5.000	04/01/24	4,106,800
South Carolina Jobs Economic Development Authority RB Senior Lien for Burroughs & Chapin Series 2007 A (Radian) (AA)
4,000,000	4.700	04/01/35	4,018,720
Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)
19,510,000	6.000	05/15/22	20,620,509
35,695,000	6.375	05/15/28	38,214,353
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B/B3)
11,430,000	5.700	01/01/24	11,459,718

			108,184,974

Tennessee – 2.0%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A
1,675,000	5.125	04/01/23	1,669,824
Chattanooga Health Educational & Housing Facilities Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB-)
5,000,000	5.000	10/01/25	5,073,150
13,500,000	5.125	10/01/35	13,770,135
Elizabethton Health and Educational Facilities Board Hospital RB for First Mortgage Series B (BBB/Baa2)(f)
12,000,000	8.000	07/01/33	13,992,600
Johnson City Health & Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A
1,000,000	6.250	02/15/32	1,050,940
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage RB for Mountain States Health Alliance Series 2006 A (BBB+/Baa2)
9,225,000	5.500	07/01/36	9,853,591
Knox County Health Educational & Housing Facilities Board RB for University Health Systems, Inc. Series 2007 (A-/BBB+)
71,500,000	5.250	04/01/36	74,124,765
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A
9,080,000	5.750	04/01/42	9,111,054
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 B(e)
1,840,000	0.000	04/01/42	1,845,943
Shelby County Health Educational & Housing Facilities Board Hospital RB for Methodist Healthcare Prerefunded Series 2002 (AAA)(a)
1,565,000	6.000	09/01/12	1,737,510
935,000	6.000	09/01/12	1,038,065
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA) (b)(d)
9,190,000	7.545	10/01/08	9,728,534
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(b)
1,310,000	7.545	09/01/08	1,382,260
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A
2,000,000	5.625	09/01/26	2,049,600
Sullivan County Health Educational & Housing Facilities Board RB for Wellmont Health System Project Series 2006 C (BBB+)
15,870,000	5.250	09/01/36	16,485,597

			162,913,568

Texas – 8.1%
Alliance Airport Authority, Inc. Special Facilities RB for American Airlines, Inc. Project Series 1991 (AMT) (CCC+/Caa2)
15,845,000	7.000	12/01/11	16,761,316
Alliance Airport Authority Special Facilities RB for American Airlines, Inc. Project Series 2007 (CCC+)
33,000,000	5.250	12/01/29	31,981,290
Alliance Airport Authority Special Facilities RB for Fedex Corp. Project Series 2006 (AMT) (BBB/Baa2)
73,245,000	4.850	04/01/21	74,461,599
Austin Texas Convention Enterprises, Inc. RB for Third Tier Series 2001 C-2
10,195,000	9.750	01/01/26	10,532,455
Austin Texas Convention Enterprises, Inc. RB Refunding for Second Tier Series 2006 B (BB/Ba2)
17,500,000	5.750	01/01/34	18,547,375
Bexar County Health Facilities Development Corp. RB for Army Retirement Residence Project Series 2002 (BBB)(a)
1,200,000	6.125	07/01/12	1,337,652
1,000,000	6.300	07/01/12	1,122,840
Bexar County Health Facilities Development Corp. RB Refunding for Army Retirement Residence Project Series 2007 (BBB)
1,000,000	5.000	07/01/27	1,019,090
760,000	5.000	07/01/33	768,406
580,000	5.000	07/01/37	585,487
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB-/Baa2)
6,800,000	7.700	03/01/32	7,731,532
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 A (AMT) (BBB-/Baa2)
14,375,000	7.700	04/01/33	16,367,950
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT) (BBB-/Baa2) (d)
25,635,000	5.750	11/01/11	26,346,628

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Texas – (continued)
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 C (AMT) (BBB-)
$9,275,000	6.750%	10/01/38	$10,143,233
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 D (BBB-)(d)
3,025,000	5.400	10/01/14	3,095,241
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 B (BBB-)
10,000,000	7.750	12/01/18	10,588,500
Brazos River Authority RB Refunding for Reliant Energy, Inc. Project Series 1999 A (FGIC) (BBB-/Ba1/)
6,250,000	5.375	04/01/19	6,409,687
Cass County Industrial Development Corp. RB Refunding for International Paper Co. Projects Series 2007 A (Baa3/BBB)
5,900,000	4.625	03/01/27	5,775,923
Dallas County Flood Control District GO Bonds Series 2002(g)
6,000,000	7.250	04/01/32	6,402,360
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1995 (AMT) (CCC+/Caa2)
43,395,000	6.375	05/01/35	44,975,880
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1995 (CCC+/Caa2)
42,000,000	6.000	11/01/14	42,263,340
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for Delta Airlines, Inc. Series 1991(c)
3,250,000	7.625	11/01/21	1,960,270
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Series 2003 A (AMBAC) (AMT) (AAA/Aaa)
1,725,000	5.000	11/01/32	1,754,636
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT Refunding Series 2000 Subseries A-1 (AMT) (CCC+/Caa2)(d)
5,620,000	8.500	05/01/08	5,832,886
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding for American Airlines, Inc. Series 2000 Subseries A-2 (AMT) (CCC+/Caa2)(d)
5,020,000	9.000	05/01/15	6,182,983
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding for American Airlines, Inc. Series 2000 C (AMT) (CCC+/Caa2)(d)
51,885,000	6.150	11/01/07	52,301,118
Dallas-Fort Worth International Airport Facilities Improvement Corp. Refunding RMKT Series 2000 Subseries A-3 (AMT) (CCC+/Caa2)
25,545,000	9.125	05/01/29	31,741,195
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa3)
1,500,000	6.650	04/01/32	1,629,255
Gulf Coast Waste Disposal Authority Texas Series 2006 (BBB)
10,000,000	4.550	04/01/12	10,008,300
Harris County Health Facilities Development Corp. Hospital RB for Memorial Hermann Healthcare System Series 2004 A (A+/A2)
2,595,000	5.000	12/01/20	2,714,733
435,000	5.000	12/01/21	454,501
1,000,000	5.125	12/01/22	1,050,860
1,000,000	5.125	12/01/23	1,048,220
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 B (AMT) (B-/Caa1)
1,000,000	5.700	07/15/29	1,023,510
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 C (AMT) (B-/Caa1)
4,730,000	5.700	07/15/29	4,841,202
Houston Airport System Special Facilities RB for Continental Airlines Series 2001 E (AMT) (B-/Caa1)
3,400,000	6.750	07/01/21	3,666,526
33,060,000	6.750	07/01/29	35,651,573
Houston Health Facilities Development Corp. Retirement Facility RB for Buckingham Senior Living Community Series 2004 A
1,500,000	7.125	02/15/34	1,662,690
Houston Texas GO Bonds for Public Improvements (MBIA) (AAA)(f)
25,835,000	5.000	03/01/10	26,720,110
Los Fresnos Consolidated Independent School District GO Bonds Series 2006 (PSF-GTD) (AAA/Aaa)
5,760,000	5.000	08/15/43	6,007,277
Matagorda County Navigation District No. 1 RB for Reliant Energy Project Series 1999 B (AMT) (BBB-/Ba1)
11,000,000	5.950	05/01/30	11,348,480
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities (BBB-)
1,500,000	5.000	02/15/15	1,551,915
2,025,000	5.500	02/15/25	2,126,331
3,250,000	5.625	02/15/35	3,425,272
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
4,200,000	7.200	01/01/21	4,365,774
5,000,000	7.250	01/01/31	5,193,850
Port Corpus Christi Authority RB for Celanese Project Series 2002 B (AMT) (B/B3)
8,500,000	6.700	11/01/30	9,255,480
Port Corpus Christi Industrial Development Corp. RB Refunding for Valero Convertible 03/17/98 Series 1997 B (BBB/Baa3)
2,500,000	5.400	04/01/18	2,576,850
Port Corpus Christi Industrial Development Corp. RB Refunding for Valero Convertible 03/17/98 Series 1997 C (BBB/Baa3)
1,000,000	5.400	04/01/18	1,030,740
Red River Authority PCRB for Celanese Project Series 2002 B (AMT) (B/B3)
4,500,000	6.700	11/01/30	4,899,960

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Texas – (continued)
Red River Authority PCRB for Hoechst Celanese Corp. Project Series 1994 (B/B3)
$3,000,000	5.200%	05/01/07	$3,000,052
Sabine River Authority Texas Pollution Control PCRB Refunding for TXU Electric Co. Project Series 2000 A
2,110,000	6.450	06/01/21	2,207,545
Sabine River Authority Texas Pollution Control PCRB Refunding for TXU Electric Co. Project Series 2001 B (BB/Baa2)(d)
15,725,000	5.750	11/01/11	16,161,526
Sabine River Authority Texas Pollution Control PCRB Refunding for TXU Energy Co. LLC Project Series 2003 B (BBB-/Baa2)
8,815,000	6.150	08/01/22	9,424,293
Sabine River Authority Texas Pollution Control PCRB VRDN for TXU Electric Co. Project Series 2001 A (BBB-/Baa2)(d)
19,040,000	5.500	11/01/11	19,463,640
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligation Group Series 2007 (BBB+)
6,075,000	5.125	05/15/37	6,211,080
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health Systems Project Series 2001 (Baa3)
2,000,000	6.750	05/15/21	2,165,180
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
8,650,000	5.000	07/01/20	8,696,969
9,250,000	5.000	07/01/23	9,263,135
Travis County Health Facilities Development Corp. Retirement Facilities RB for Querencia Barton Creek Project Series 2005
1,600,000	5.650	11/15/35	1,668,624
Weslaco Health Facilities RB for Knapp Medical Center Project Series 2002 (BBB+)
4,395,000	6.000	06/01/17	4,693,157

			662,199,482

U.S. Virgin Islands – 0.1%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
1,000,000	5.000	10/01/10	1,032,520
1,045,000	5.000	10/01/12	1,093,289
1,000,000	5.000	10/01/14	1,056,980
1,250,000	5.250	10/01/16	1,335,263
1,000,000	5.250	10/01/18	1,062,310
1,000,000	5.250	10/01/19	1,060,360
1,720,000	5.250	10/01/20	1,820,448
1,000,000	5.250	10/01/21	1,057,110
500,000	5.250	10/01/22	527,905
500,000	5.250	10/01/23	527,255

			10,573,440

Utah – 0.2%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A
3,000,000	7.100	08/15/23	3,279,780
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
9,850,000	5.700	11/01/26	10,208,442

			13,488,222

Vermont – 0.2%
Vermont Economic Development Authority Mortgage RB for Wake Robin Corp. Project Series 2006 A
1,500,000	5.250	05/01/26	1,535,160
2,390,000	5.375	05/01/36	2,448,125
Vermont Educational & Health Buildings Financing Agency RB for Hospital-Fletcher Allen Health Series 2007 A (BBB/Baa1)
8,390,000	4.750	12/01/36	8,376,408

			12,359,693

Virginia – 0.5%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007
1,750,000	5.000	01/01/24	1,770,282
2,250,000	5.000	01/01/31	2,262,420
Bedford County IDA RB for Nekoosa Packaging Corp. Project Series 1998 (AMT) (B2)
320,000	5.600	12/01/25	323,939
Celebrate North Community Development Authority Special Assessment Project Series 2003 B
5,000,000	6.750	03/01/34	5,390,000
Chesapeake IDA PCRB for Virginia Electric & Power Project Series 1985 (BBB/Baa1)
3,250,000	5.250	02/01/08	3,261,667
Goochland County IDA RB for Nekoosa Packaging Corp. Series 1998 (AMT) (B2)
560,000	5.650	12/01/25	569,671
Henrico County Economic Development Authority RB refunding for Westminster Canterbury Series 2006 (BBB-)
1,450,000	5.000	10/01/27	1,495,820
1,750,000	5.000	10/01/35	1,798,545
Henrico County IDA RB for Solid Waste Browning Series 1997 A (AMT) (BB-/B3)
3,750,000	5.875	03/01/17	3,796,575
James City County Economic Development Authority Residential Care Facilities RB for Williamsburg Landing Series 2005 A
750,000	5.350	09/01/26	777,683
750,000	5.500	09/01/34	779,063
Loudoun County IDA Hospital RB for Loudoun Hospital Center Series 2002 A (BBB+)(a)
1,000,000	6.100	06/01/12	1,115,980
Loudoun County IDA Residential Care Facility RB for Falcons Landing Series 2004 A
2,750,000	6.000	08/01/24	2,885,932

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Virginia – (continued)
Norfolk Redevelopment & Housing Authority RB for First Mortgage Retirement Community Series 2004 A
$500,000	6.000%	01/01/25	$523,855
1,100,000	6.125	01/01/35	1,152,558
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006
725,000	5.150	09/01/24	740,392
1,000,000	5.300	09/01/31	1,020,850
Tobacco Settlement Financing Corp. RB Senior Series 2007 B1 (Baa3/BBB)
9,325,000	5.000	06/01/47	9,185,125
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005
2,000,000	5.000	11/01/22	2,025,420
1,000,000	5.250	11/01/26	1,030,000
1,000,000	5.375	11/01/32	1,031,510
Winchester IDA Residential Care Facilities RB for Westminster-Canterbury Series 2005 A
1,000,000	5.200	01/01/27	1,020,890
1,000,000	5.300	01/01/35	1,021,440

			44,979,617

Washington – 0.6%
Energy Northwest Washington RB Series 2006 A (AMBAC) (AAA/Aaa)
2,500,000	5.000	07/01/21	2,662,400
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2005 (Baa2)
600,000	5.500	12/01/15	643,878
1,175,000	5.375	12/01/22	1,229,168
1,500,000	5.500	12/01/30	1,572,540
Terrace Heights Sewer District RB for Refunding and Improvement Series 2006
680,000	4.750	01/01/29	661,130
1,075,000	5.000	01/01/33	1,083,202
Tobacco Settlement Authority RB for Asset Backed Bonds Series 2002 (BBB/Baa3)
13,375,000	6.500	06/01/26	14,654,720
Washington State Health Care Facilities Authority RB for Group Health Corp. Series 2006 (Radian) (AA)
12,485,000	5.000	12/01/36	12,985,648
Washington State Housing Finance Commission RB for Single Family Program Series 2006 A (AMT) (GNMA/FNMA/FHLMC) (Aaa)
10,405,000	4.700	12/01/27	10,422,897

			45,915,583

West Virginia – 0.4%
Berkeley County Public Service Sewer District RB Series 2006 A
1,880,000	5.000	10/01/22	1,877,913
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (BBB+/A-)
10,000,000	5.250	07/01/20	10,486,000
10,000,000	5.250	07/01/25	10,423,700
10,000,000	5.250	07/01/35	10,375,500

			33,163,113

Wisconsin – 1.0%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
5,045,000	6.125	06/01/27	5,392,752
16,250,000	6.375	06/01/32	17,659,850
Wisconsin Health & Educational Facilities Authority RB for Aurora Health Care Series 1999 B (BBB+)
1,500,000	5.625	02/15/20	1,548,615
Wisconsin Health & Educational Facilities Authority RB for Beaver Dam Community Hospitals, Inc. Series 2004 A
2,500,000	6.750	08/15/34	2,741,825
Wisconsin Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+)
3,000,000	5.750	05/01/29	3,193,290
2,750,000	6.100	05/01/34	2,984,053
Wisconsin Health & Educational Facilities Authority RB Refunding for Illinois Senior Housing, Inc. Series 2006
1,275,000	5.650	08/01/21	1,307,589
2,385,000	5.800	08/01/29	2,452,233
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
5,825,000	5.125	05/15/29	5,966,606
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
1,400,000	5.000	05/15/36	1,406,034
Wisconsin Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB-)
3,000,000	5.100	03/01/25	3,050,130
2,800,000	5.250	03/01/35	2,862,888
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/A3)
9,700,000	5.250	08/15/23	10,193,827
7,565,000	5.250	08/15/24	7,938,408
9,715,000	5.250	08/15/25	10,187,052

			78,885,152

Wyoming – 0.2%
Sweetwater County Solid Waste Disposal RB Refunding for FMC Corp. Project Series 2005 (AMT) (BBB-/Baa3)
11,750,000	5.600	12/01/35	12,442,545

TOTAL STATE SPECIFIC MUNICIPAL DEBT OBLIGATIONS
(Cost $7,818,649,543)			$8,134,636,648

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals – 1.7%

Charter Mac Equity Issuer Trust Series 2004 A-4-1 (AMT) (A3)(d)(g)
$9,000,000	5.750%	04/30/15	$9,685,620
GMAC Municipal Mortgage Trust Series A-1 (A3)(d)(g)
6,475,000	4.150	10/31/09	6,441,654
GMAC Municipal Mortgage Trust Series A-2 (AMT) (A3)(d)(g)
7,500,000	4.800	04/30/15	7,649,625
GMAC Municipal Mortgage Trust Series A1-2 (A3e)(d)(g)
9,625,000	4.900	10/31/14	9,904,606
GMAC Municipal Mortgage Trust Series A1-3 (A3e)(d)(g)
16,650,000	5.300	10/31/19	17,521,461
GMAC Municipal Mortgage Trust Series B-1 (Baa1)(d)(g)
17,150,000	5.600	10/31/19	18,113,830
GMAC Municipal Mortgage Trust Series B-2 (AMT) (Baa1)(d)(g)
5,000,000	5.500	04/30/25	5,074,200
GMAC Municipal Mortgage Trust Series C-1 (AMT) (Baa2)(d)(g)
9,500,000	5.700	04/30/25	9,670,620
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-2 (A3)(d)(g)
6,000,000	4.900	09/30/14	6,085,320
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (A3)(d)(g)
4,000,000	4.950	09/30/12	4,037,600
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (A3e)(d)(g)
8,000,000	5.125	09/30/15	8,200,080
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa1)(d)
4,000,000	7.750	11/01/10	4,324,760
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa1)(d)(g)
4,000,000	5.200	09/30/14	4,131,320
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa1e)(d)(g)
6,000,000	5.300	09/30/15	6,196,920
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C (Baa2)(d)(g)
5,000,000	4.700	09/30/09	4,984,050
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa2)(d)(g)
3,000,000	5.400	09/30/14	3,058,500
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa2)(d)(g)
3,000,000	5.800	09/30/19	3,052,980
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa2e)(d)(g)
3,000,000	5.500	09/30/15	3,103,890
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa3e)(d)(g)
6,000,000	5.900	09/30/20	6,309,240
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005, Class A, 144A (A1)
8,729,000	4.050	05/04/10	8,644,154

TOTAL OTHER MUNICIPALS
(Cost $142,390,530)			$146,190,430

Shares	Description	Value
Common Stock – 0.0%

Airlines – 0.0%
38,106	UAL Corp. (h)	$1,272,740
(Cost $1,471,389)

		Expiration
Units	Description	Date	Value
Rights – 0.0%

28,071	Wayne Charter County (h)	05/07/07	$757,917
(Cost $757,917)

TOTAL INVESTMENTS – 101.2%
(Cost $7,963,269,379)			$8,282,857,735

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%			(102,661,380)

NET ASSETS – 100.0%			$8,180,196,355

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.

(b)	Inverse variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(c)	Security is currently in default.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Security represents fixed rate bond exchanged in conjunction with floating rate notes issued. (See Note 2G)

(g)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $143,322,726, which represents approximately 1.8% of net assets as of April 30, 2007.

(h)	Non-income producing security.

(i)	Security is issued with zero coupon until 12/01/12 when the interest rate becomes fixed at 5.300%.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—	Insured by American Municipal Bond Assurance Corp. – Transferable Custodial Receipts
AMT	—	Alternative Minimum Tax
BANS	—	Bond Anticipation Notes
COPS	—	Certificates of Participation
CRA	—	Community Reinvestment Act
FGIC	—	Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	—	Insured by Financial Guaranty Insurance Co. – Transferable Custodial Receipts
FHA	—	Insured by Federal Housing Administration
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GNMA	—	Insured by Government National Mortgage Association
GO	—	General Obligation
GTY AGMT	—	Guarantee Agreement
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance – Insured Bond Certificates
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
Radian-IBC	—	Insured by Radian Asset Assurance – International Bancshares Corporation
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RITES	—	Residual Interest Tax-Exempt Securities
RMKT	—	Remarketed
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
INTEREST RATE SWAP CONTRACTS — At April 30, 2007, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged
					Upfront
	Notional		Payments	Payments	payments
Swap	Amount	Termination	received by	made by	received by	Unrealized
Counterparty(a)	(000s)	Date	the Fund	the Fund	the fund	Gain

Citigroup Securities	$242,500	06/15/17	BMA Municipal Swap Index	3.600%	$(194,000)	$1,375,751
Citigroup Securities	136,000	06/15/22	3 Month LIBOR	5.200%	(340,000)	1,757,596
Merrill Lynch Pierce Fenner and Smith, Inc.	242,500	06/15/17	BMA Municipal Swap Index	3.600%	(232,800)	1,424,906
Merrill Lynch Pierce Fenner and Smith, Inc.	136,000	06/15/22	3 Month LIBOR	5.200%	(349,714)	1,802,534

Total					$(1,116,514)	$6,360,787

(a)	Represents forward starting interest rate swaps whose effective date of commencement of accruals and cash flows occur subsequent to April 30, 2007.
 BMA — Bond Market Association
 LIBOR — London Interbank Offered Rate
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TENNESSEE MUNICIPAL FUND
Schedule of Investments
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 99.2%

Puerto Rico – 7.8%
Puerto Rico Commonwealth GO Bonds Public Improvement Refunding Series 2006 B (BBB/Baa3)
$450,000	5.000%	07/01/35	$469,462
Puerto Rico Commonwealth GO Bonds Public Improvement Series 2006 A (BBB/Baa3)
325,000	5.250	07/01/30	347,903
Puerto Rico Commonwealth Highway & Transportation Authority RB Pre-Refunded Series G (BBB+/Aaa)
655,000	5.000	07/01/42	700,752
Puerto Rico Commonwealth Highway & Transportation Authority RB Unrefunded Balance Series G (BBB+/Baa3)
345,000	5.000	07/01/42	356,420
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2006 B (BBB+/Baa3)
1,000,000	5.000	07/01/46	1,038,660
Puerto Rico Electric Power Authority RB Series 2005 RR (FGIC) (AAA/Aaa)
3,000,000	5.000	07/01/35	3,179,100
University of Puerto Rico RB Refunding Series 2006 P (BBB/Baa2)
110,000	5.000	06/01/30	114,975
University of Puerto Rico RB Refunding Series 2006 Q (BBB/Baa2)
200,000	5.000	06/01/30	208,742
85,000	5.000	06/01/36	88,329

			6,504,343

Tennessee – 91.4%
Blount County Hospital RB Improvement Series 1998 B (Baa1)
2,125,000	5.250	07/01/09	2,152,561
Blount County Public Building Authority GO Bonds for Local Public Government Improvement Series 2004 B-5-A (FGIC) (Aaa)
1,125,000	5.000	06/01/20	1,193,715
Chattanooga Health Educational & Housing Facilities Board RB for CDFI Phase 1 LLC Project Refunding Series 2005 A (BBB-)
915,000	5.000	10/01/15	941,828
Chattanooga Health Educational & Housing Facilities Board RB for CDFI Phase I LLC Project Refunding Series 2005 A (BBB-)
1,000,000	5.125	10/01/35	1,020,010
Clarksville Natural Gas Acquisition Corp. RB Series 2006 (AA-/Aa3)
1,000,000	5.000	12/15/21	1,076,460
Dickson County GO Bonds Refunding Series 2003 (FGIC) (Aaa)
1,535,000	5.000	06/01/16	1,629,802
Franklin Special School District GO Bonds Refunding Series 1997 B (Aa2)
2,500,000	5.100	06/01/12	2,657,025
Franklin Water & Sewer Revenue & Tax GO Bonds Refunding Series 2005 (Aaa)
2,115,000	5.000	04/01/17	2,313,768
Greene County GO Bonds Refunding Series 2005 A (MBIA) (Aaa)
1,100,000	5.000	06/01/18	1,190,849
Greene County GO Bonds Refunding Series 2005 B (MBIA) (Aaa)
1,435,000	5.000	06/01/23	1,530,901
Hallsdale Powell Utility District RB for Knox County Water & Sewer Improvement Series 2004 B (FGIC) (AAA/Aaa)
1,260,000	5.000	04/01/34	1,314,243
Hallsdale Powell Utility District RB for Knox County Water & Sewer Improvement Series 2006 (FGIC) (AAA/Aaa)
1,000,000	5.000	04/01/26	1,070,140
Hamilton County GO Bonds Series 2000 (Aa1)
3,000,000	5.300	11/01/15	3,095,790
Johnson City Electric Power RB Refunded System Series 2007 A (MBIA) (AAA/Aaa)
1,515,000	5.000	05/01/20	1,632,321
Johnson City Electric RB Series 1997 (MBIA) (AAA/Aaa)
1,500,000	5.100	05/01/12	1,515,000
Johnson City GO Bonds RB for School Sales Tax Refunding Series 1997 (FGIC) (AAA/Aaa)
2,250,000	5.550	05/01/14	2,250,000
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa2)
1,000,000	5.500	07/01/36	1,068,140
Johnson City Health & Educational Facilities Board Hospital RB Refunding & Improvement for Johnson City Medical Center Series 1998 ETM-Calls Defeased (MBIA) (AAA/Aaa)
2,000,000	5.125	07/01/09	2,058,160
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB for Covenant Health Unrefunded Series 2002 A (FSA) (AAA/Aaa)
905,000	5.500	01/01/18	977,391
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Improvement for Covenant Health Series 2002 B ETM
1,860,000	4.200	01/01/12	1,871,495
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Pre-Refunded Series 2002 A (FSA) (AAA/Aaa)(a)
1,095,000	5.500	01/01/13	1,194,776
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Refunding & Improvement for Baptist Health Systems Series 1996 (CONNIE LEE) (AAA/Ba2)
1,000,000	5.500	04/15/11	1,018,210
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Refunding & Improvement for East Tennessee Hospital Series 2003 B (BBB+/Baa1)
3,810,000	5.000	07/01/16	3,938,206
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Refunding for Fort Sanders Alliance Series 1993 (MBIA) (AAA/Aaa)
1,000,000	5.750	01/01/14	1,111,260

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TENNESSEE MUNICIPAL FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Tennessee – (continued)
Knox County Health Educational & Housing Facilities Board Hospital Facilities RB Unrefunded Balance Improvement for Covenant Health Series 2002 B (A)
$1,540,000	4.200%	01/01/12	$1,539,030
Knox County Health Educational & Housing Facilities Board RB University Health System, Inc. (BBB+)
2,000,000	5.250	04/01/36	2,073,420
Lawrenceburg Public Building Authority GO Bonds Water & Sewer for Public Works Series 2001 B (FSA) (AAA/Aaa)
1,330,000	5.500	07/01/15	1,419,363
Lincoln County GO Bonds Refunding Series 2001 (FGIC) (Aaa)
1,315,000	5.250	04/01/14	1,434,902
Madison Suburban Utility District Waterworks RB Refunding Series 1995 (MBIA) (AAA/Aaa)
500,000	5.600	02/01/10	507,030
Memphis Sanitation Sewer Systems RB Refunding Series 2006 (FSA) (AAA/Aaa)
1,000,000	5.000	05/01/18	1,096,650
1,295,000	5.000	05/01/20	1,425,238
Metropolitan Government Nashville & Davidson County Electric RB Series 2004 A (AMBAC) (AAA/Aaa)
1,000,000	5.000	05/15/18	1,065,810
Metropolitan Government Nashville & Davidson County GO Bonds Series 2005 C (AA/Aa2)
1,500,000	5.000	02/01/17	1,609,290
Metropolitan Government Nashville & Davidson County RB Health & Housing Charter Village Apartments (FNMA) (AAA)
1,000,000	4.850	06/01/37	1,001,540
Metropolitan Government Nashville & Davidson County Water & Sewer RB Refunding Series 1993 (FGIC) (AAA/Aaa)
1,500,000	5.200	01/01/13	1,613,100
Rutherford County Construction Utility District Waterworks RB Refunding & Improvement Series 1997 A (FGIC) (Aaa)
500,000	5.100	02/01/11	505,140
Rutherford County GO Bonds for Public Improvement Refunding Series 2001 (AA/Aa2)
3,000,000	5.000	04/01/14	3,142,920
Rutherford County GO Bonds School & Public Improvement Series 2006 (AA/Aa2)
2,000,000	5.000	06/01/26	2,125,880
Sullivan County Health Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+)
1,000,000	5.250	09/01/36	1,038,790
Tennessee Housing Development Agency Mortgage Finance RB Series 2003 A (AA/Aa2)
2,000,000	4.900	07/01/16	2,092,880
Tennessee Housing Development Agency RB for Homeownership Program AMT Series 2006-2 (Government of Agency) (AA/Aa2)
2,000,000	5.150	01/01/37	2,056,140
Tennessee Housing Development Agency RB Homeownership Program Series 1996 Issue 2B (Government of Agency) (AA/Aa2)
400,000	5.800	01/01/11	404,656
Tennessee State School Board Authority RB Higher Educational Facilities Pre-Refunded Series 2002 A (FSA) (AAA/Aaa)(a)
1,000,000	5.000	05/01/12	1,059,720
Tennessee State School Board Authority RB Refunding for Higher Educational Facilities ETM Calls Apply Series 1996 D (GO of Authority) (AA-/Aa3)
500,000	5.500	05/01/11	509,675
Tennessee State School Bond Authority RB Refunded Second PG Series C (FSA) (AAA/Aaa)
665,000	5.000	05/01/28	711,417
Warren County GO Bonds Refunding Series 2001 (MBIA) (Aaa)
1,845,000	5.000	06/01/12	1,955,054
Williamson County GO Bonds Public Improvement Series 2001 (Aa1)
1,250,000	5.000	04/01/12	1,322,900
Williamson County GO Bonds Refunding Series 2001 (Aa1)
2,500,000	5.000	03/01/13	2,617,600
2,000,000	5.000	03/01/14	2,097,720

			76,247,916

TOTAL MUNICIPAL DEBT OBLIGATIONS – 99.2%
(Cost $80,893,019)			$82,752,259

Short Term Investment – 0.1%

Tennessee – 0.1%
Sever County Public Building Authority RB Local Government Improvements IV-B-3 (FSA)
$100,000	4.120%	05/01/07	$100,000
(Cost $100,000)

TOTAL INVESTMENTS – 99.3%
(Cost $80,993,019)			$82,852,259

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			621,265

NET ASSETS – 100.0%			$83,473,524

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TENNESSEE MUNICIPAL FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

The Portfolio had the following insurance concentrations of 10% or greater of net assets at April 30, 2007: FGIC 17.0% MBIA 13.8%

Investment Abbreviations:
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CDFI	—	Campus Development Foundation, Inc.
CONNIE LEE	—	College Construction Loan Insurance Association
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
MBIA	—	Insured by Municipal Bond Investors Assurance
RB	—	Revenue Bond

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Statements of Assets and Liabilities
April 30, 2007 (Unaudited)

Short Duration
Tax-Free Fund

Assets:

Investment in securities, at value (identified cost $337,642,196, $62,873,226, $28,357,806, $598,234,755, $7,963,269,379, and $80,993,019, respectively)	$337,524,644
Cash(a)	1,321,727
Receivables:
Interest, net of allowances	5,189,340
Investment securities sold	2,425,000
Fund shares sold	1,801,316
Reimbursement from adviser	15,963
Swap contracts, at value (net of upfront payments received of $25,000, $0, $0, $33,486, $1,116,514 and $0, respectively)	38,300
Other assets	2,380

Total assets	348,318,670

Liabilities:

Payables:
Payable for floating rate notes issued	—
Investment securities purchased	8,616,971
Fund shares repurchased	16,620,039
Income distribution	216,280
Interest expense and fees	—
Amounts owed to affiliates	148,112
Accrued expenses & other liabilities	82,558

Total liabilities	25,683,960

Net Assets:

Paid-in capital	$335,925,093
Accumulated undistributed (distributions in excess of) net investment income	149,021
Accumulated net realized gain (loss) on investments and swaps transactions	(13,385,152)
Net unrealized gain (loss) on investments and swaps	(54,252)

NET ASSETS	$322,634,710

Net Assets:
Class A	$109,672,794
Class B	1,447,130
Class C	5,498,752
Institutional	205,967,038
Service	48,996

Shares outstanding:
Class A	10,796,992
Class B	142,593
Class C	541,393
Institutional	20,289,175
Service	4,828

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	31,774,981

Net asset value, offering and redemption price per share:(b)
Class A	$10.16
Class B	10.15
Class C	10.16
Institutional	10.15
Service	10.15

(a)	Includes restricted cash of $52,004, $8,535 and $11,428,752 on deposit with the swap counterparty as collateral for the Short Duration Tax-Free, Municipal Income and High Yield Municipal Funds, respectively.
(b)	Maximum public offering price per share for Class A Shares of Short Duration Tax-Free (NAV per share multiplied by 1.0204) and for Class A Shares of California Intermediate AMT-Free, New York Intermediate AMT-Free, Municipal Income, High Yield Municipal and Tennessee Municipal Funds (NAV per share multiplied by 1.0471) is $10.51, $10.47, $16.46, $12.09 and $10.55 respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

California	New York
AMT-Free	AMT-Free	Municipal	High Yield	Tennessee
Municipal Fund	Municipal Fund	Income Fund	Municipal Fund	Municipal Fund

$63,200,484	$28,441,911	$619,621,766	$8,282,857,735	$82,852,259
92,756	69,184	964,343	14,459,433	2,472
818,132	429,319	9,537,858	153,535,910	1,199,330
1,740,045	—	6,488,589	118,150,493	100,532
198	20,091	2,361,537	12,139,838	80,320
23,014	24,829	4,849	68,267	61,725
—	—	157,842	5,244,273	—
852	455	4,751	77,863	292

65,875,481	28,985,789	639,141,535	8,586,533,812	84,296,930

—	—	11,075,000	222,750,000	—
3,300,733	—	14,360,893	148,299,373	—
1,782	1,421	505,139	20,188,409	408,802
31,187	14,461	606,357	6,655,852	236,079
—	—	149,018	2,980,455	—
39,331	18,532	385,906	5,195,991	36,727
117,623	119,417	75,047	267,377	141,798

3,490,656	153,831	27,157,360	406,337,457	823,406

$62,097,124	$28,771,306	$595,241,751	$7,794,735,816	$81,773,301
8,575	(10,844)	(190,297)	9,431,827	(187,521)
(48,132)	(12,609)	(4,645,618)	50,079,569	28,504
327,258	84,105	21,578,339	325,949,143	1,859,240

$62,384,825	$28,831,958	$611,984,175	$8,180,196,355	$83,473,524

$47,127,572	$21,875,152	$353,293,048	$4,008,532,212	$9,725,746
—	—	10,530,018	59,068,133	—
364,416	50,032	12,031,500	200,591,095	10,389
14,892,837	6,906,774	235,461,485	3,912,004,915	73,737,389
—	—	668,124	—	—

4,693,235	2,187,546	22,468,323	347,155,062	965,019
—	—	669,530	5,115,585	—
36,275	5,003	764,846	17,373,421	1,031
1,482,049	690,515	14,975,328	338,750,293	7,316,273
—	—	42,241	—	—

6,211,559	2,883,064	38,920,268	708,394,361	8,282,323

$10.04	$10.00	$15.72	$11.55	$10.08
—	—	15.73	11.55	—
10.05	10.00	15.73	11.55	10.08
10.05	10.00	15.72	11.55	10.08
—	—	15.82	—	—

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Statements of Operations
For the Six-months Ended April 30, 2007 (Unaudited)

Short Duration
Tax-Free Fund

Investment Income:

Interest, net of allowances	$6,750,090

Expenses:

Management fees	663,099
Distribution and Service fees(a)	189,552
Transfer Agent fees(a)	144,127
Interest expense and fees	—
Custody and accounting fees	26,219
Registration fees	24,249
Professional fees	24,780
Printing fees	16,173
Trustee fees	9,217
Service Share fees	125
Other	12,276

Total expenses	1,109,817

Less — expense reductions	(206,915)

Net expenses	902,902

NET INVESTMENT INCOME	5,847,188

Realized and unrealized gain (loss) on investment and swap transactions:

Net realized gain (loss) from:
Investment transactions	(410,351)
Swap contracts	(528,912)
Net change in unrealized gain (loss) on:
Investments	(986,928)
Swap contracts	470,250

Net realized and unrealized gain (loss) on investments and swap transactions	(1,455,941)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,391,247

(a)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Short Duration Tax-Free	$153,000	$7,982	$28,570	$97,920	$1,281	$4,571	$40,345	$10
California AMT-Free Municipal	57,756	—	1,794	36,964	—	284	1,467	—
New York AMT-Free Municipal	17,893	—	105	11,452	—	17	1,757	—
Municipal Income	403,590	55,369	52,531	258,300	8,859	8,405	35,871	133
High Yield Municipal	4,747,753	290,380	890,535	3,038,587	46,461	142,486	752,641	—
Tennessee Municipal	13,372	—	51	8,558	—	9	14,904	—
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

California	New York
AMT-Free	AMT-Free	Municipal	High Yield	Tennessee
Municipal Fund	Municipal Fund	Income Fund	Municipal Fund	Municipal Fund

$1,119,149	$446,514	$13,017,743	$210,447,012	$1,916,479

121,272	52,023	1,444,508	19,989,791	191,766
59,550	17,998	511,490	5,928,668	13,423
38,715	13,226	311,568	3,980,175	23,471
—	—	215,710	4,526,077	—
15,761	14,738	37,941	235,407	25,681
19,045	19,066	35,568	51,304	5,083
41,853	41,653	24,736	40,611	42,591
13,063	12,617	18,498	112,653	71,844
9,217	9,217	9,217	9,217	9,217
—	—	1,661	—	—
5,320	6,895	13,132	75,917	1,585

323,796	187,433	2,624,029	34,949,820	384,661

(97,137)	(103,218)	(286,586)	(599,157)	(138,066)

226,659	84,215	2,337,443	34,350,663	246,595

892,490	362,299	10,680,300	176,096,349	1,669,884

(33,375)	(12,400)	521,193	65,616,806	157,476
—	—	(489,177)	(15,045,987)	—
(261,280)	(109,227)	(3,484,854)	(64,871,844)	(646,191)
—	—	632,191	19,505,195	—

(294,655)	(121,627)	(2,820,647)	5,204,170	(488,715)

$597,835	$240,672	$7,859,653	$181,300,519	$1,181,169

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Statements of Changes in Net Assets

	Short Duration		California
	Tax Free Fund		AMT-Free Municipal Fund

	For the		For the
	Six months		Six months
	Ended	For the	Ended		For the
	April 30, 2007	Year Ended	April 30, 2007		Year Ended
	(Unaudited)	October 31, 2006	(Unaudited)		October 31, 2006

From operations:

Net investment income	$5,847,188	$11,855,502	$892,490		$1,083,007
Net realized gain (loss) from investment and swap transactions	(939,263)	(4,727,996)	(33,375)		(14,432)
Net change in unrealized gain (loss) on investments and swaps	(516,678)	4,795,343	(261,280)		588,538

Net increase in net assets resulting from operations	4,391,247	11,922,849	597,835		1,657,113

Distributions to shareholders:

From net investment income
Class A Shares	(1,934,138)	(3,595,036)	(724,103)		(985,745)
Class B Shares	(20,612)	(53,844)	—		—
Class C Shares	(69,377)	(169,842)	(4,261)		(3,579)
Institutional Shares	(3,571,660)	(8,742,156)	(129,429)		(212,917)
Service Shares	(762)	(1,612)	—		—
From net realized gains
Class A Shares	—	—	—		—
Class B Shares	—	—	—		—
Class C Shares	—	—	—		—
Institutional Shares	—	—	—		—

Total distributions to shareholders	(5,596,549)	(12,562,490)	(857,793)		(1,202,241)

From share transactions:

Proceeds from sales of shares	179,353,362	151,468,318	30,010,013		68,788,152
Proceeds received in connection with merger	—	—	—		—
Reinvestments of dividends and distributions	4,355,374	10,138,168	671,277		779,013
Cost of shares repurchased	(187,108,884)	(301,513,407)	(13,935,632	) (a)	(24,122,912	)(b)

Net increase (decrease) in net assets resulting from share transactions	(3,400,148)	(139,906,921)	16,745,658		45,444,253

NET INCREASE (DECREASE)	(4,605,450)	(140,546,562)	16,485,700		45,899,125

Net assets:

Beginning of period	327,240,160	467,786,722	45,899,125		—

End of period	$322,634,710	$327,240,160	$62,384,825		$45,899,125

Accumulated undistributed (distributions in excess of) net investment income	$149,021	$(101,618)	$8,575		$(26,122)

(a)	Net of $684, $3, $19,517, $117,067 and $187 in redemption fees remitted to the California AMT-Free Municipal, New York AMT-Free Municipal, Municipal Income, High Yield Municipal and Tennessee Municipal Funds, respectively.

(b)	Net of $10,116, $413 and $43,136 in redemption fees remitted to the California AMT-Free Municipal, New York AMT-Free Municipal and Municipal Income Funds, respectively.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

New York
AMT-Free Municipal Fund				Municipal Income Fund				High Yield Municipal Fund

For the				For the
Six Months				Six Months				For the
Ended		For the		Ended		For the		Six Months Ended		For the
April 30, 2007		Year Ended		April 30, 2007		Year Ended		April 30, 2007		Year Ended
(Unaudited)		October 31, 2006		(Unaudited)		October 31, 2006		(Unaudited)		October 31, 2006

$362,299		$366,397		$10,680,300		$17,272,260		$176,096,349		$285,516,234
(12,400)		(84)		32,016		1,537,620		50,570,819		53,286,546
(109,227)		193,332		(2,852,663)		5,102,457		(45,366,649)		191,064,491

240,672		559,645		7,859,653		23,912,337		181,300,519		529,867,271

(212,287)		(174,662)		(6,388,076)		(10,682,877)		(81,415,618)		(130,090,493)
—		—		(177,897)		(433,826)		(1,029,905)		(2,024,010)
(199)		(248)		(168,288)		(293,853)		(3,147,718)		(4,475,183)
(146,263)		(227,272)		(3,889,213)		(6,088,971)		(87,852,475)		(146,542,046)
—		—		(12,806)		(21,433)		—		—

—		—		—		—		(11,695,446)		—
—		—		—		—		(185,512)		—
—		—		—		—		(519,359)		—
—		—		—		—		(11,717,321)		—

(358,749)		(402,182)		(10,636,280)		(17,520,960)		(197,563,354)		(283,131,732)

16,393,989		22,144,410		178,798,170		226,750,766		1,869,406,551		3,360,851,644
—		—		18,379,124		—		—		—
266,143		308,945		7,220,748		11,138,564		153,875,547		219,539,252
(9,142,997	) (a)	(1,177,918	)(b)	(66,123,928	) (a)	(158,200,016	) (b)	(1,098,218,050	) (a)	(1,497,415,212)

7,517,135		21,275,437		138,274,114		79,689,314		925,064,048		2,082,975,684

7,399,058		21,432,900		135,497,487		86,080,691		908,801,213		2,329,711,223

21,432,900		—		476,486,688		390,405,997		7,271,395,142		4,941,683,919

$28,831,958		$21,432,900		$611,984,175		$476,486,688		$8,180,196,355		$7,271,395,142

$(10,844)		$(14,394)		$(190,297)		$(234,317)		$9,431,827		$6,781,194

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Statements of Changes in Net Assets

	Tennessee Municipal Fund

	For the
	Six Months	For the
	Ended	Period from	For the
	April 30, 2007	July 1, 2006 to	Year Ended
	(Unaudited)	October 31, 2006*	June 30, 2006

From operations:

Net investment income	$1,669,884	$1,217,843	$4,040,246
Net realized gain (loss) from investment transactions	157,476	(128,972)	395,802
Net change in unrealized gain (loss) on investments	(646,191)	2,293,237	(4,713,166)

Net increase (decrease) in net assets resulting from operations	1,181,169	3,382,108	(277,118)

Distributions to shareholders:

From net investment income
Class A Shares	(192,776)	(138,717)	(298,501)
Class B Shares-Predecessor Fund	—	—	(77,592)
Class C Shares-Predecessor Fund	—	—	(126,321)
Class C Shares	(146)	(96)	(20)
Institutional Shares	(1,478,309)	(1,079,984)	(3,565,489)
From net realized gains:
Class A Shares	—	—	(155,180)
Class B Shares-Predecessor Fund	—	—	(53,364)
Class C Shares-Predecessor Fund	—	—	(82,720)
Institutional Shares	—	—	(1,866,904)

Total distributions to shareholders	(1,671,231)	(1,218,797)	(6,226,091)

From share transactions:

Proceeds from sales of shares	7,596,574	3,830,448	12,077,262
Reinvestment of dividends and distributions	226,461	159,034	867,306
Cost of shares repurchased	(16,914,630)	(7,844,114)	(35,902,630)

Net decrease in net assets resulting from share transactions	(9,091,595)	(3,854,632)	(22,958,062)

NET DECREASE	(9,581,657)	(1,691,321)	(29,461,271)

Net assets:

Beginning of period	93,055,181	94,746,502	124,207,773

End of period	$83,473,524	$93,055,181	$94,746,502

Distributions in excess of net investment income	$(187,521)	$(186,174)	$(185,220)

*	The Tennessee Municipal Fund changed its fiscal year end from June 30 to October 31.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Notes to Financial Statements
April 30, 2007 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Short Duration Tax-Free Fund (“Short Duration Tax-Free”), the Goldman Sachs California Intermediate AMT-Free Municipal Fund (“California Municipal”), the Goldman Sachs New York Intermediate AMT-Free Municipal Fund (“New York Municipal”), the Goldman Sachs Municipal Income Fund (“Municipal Income”), the Goldman Sachs High Yield Municipal Fund (“High Yield Municipal”) and the Goldman Sachs Tennessee Municipal Fund (“Tennessee Municipal”), (collectively, the “Funds” or individually a “Fund”). Short Duration Tax-Free and Municipal Income are diversified portfolios offering five classes of shares — Class A, Class B, Class C, Institutional and Service. California Municipal, New York Municipal and Tennessee Municipal are non-diversified portfolios offering three classes of shares — Class A, Class C and Institutional. High Yield Municipal is a non-diversified portfolio offering four classes of shares — Class A, Class B, Class C and Institutional. Class A shares of the Short Duration Tax-Free Fund is sold with a front-end sales charge of up to 2.00%. All the other Funds are sold with a front-end sales charge of 4.50%. Class B shares of Short Duration Tax-Free, Municipal Income and High Yield Municipal are sold with contingent deferred sales charges that decline from 2.00% to zero, 5.00% to zero, and 5.00% to zero, respectively, depending upon the period of time that shares are held. Class C shares of the Funds are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional and Service Class shares of the Funds are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs”) as distributor of the Funds receives such sales loads of which a certain portion may be retained.
     The High Yield Municipal Fund is generally closed to new investors. Current shareholders of the Fund, as well as certain other employee benefit plans and certain financial institutions providing services to employee benefit plans, members of the portfolio management teams and Trustees and officers of the Trust, however, may continue to make purchases and dividend reinvestments currently. The Fund may resume sales to new investors from time to time in the future. The Investment Adviser also reserves the right to close the Fund to additional purchases by existing Fund shareholders in its discretion.
     Prior to October 31, 2006, Tennessee Municipal changed its fiscal year end from June 30 to October 31. Accordingly, the Statement of Changes in Net Assets and Financial Highlights include the period from July 1, 2006 to October 31, 2006.
     Effective June 1, 2007, the California Intermediate AMT-Free Municipal and New York Intermediate AMT-Free Municipal Fund’s names were changed to California AMT-Free Municipal and New York AMT-Free Municipal, respectively. The financial statements reflect this name change.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Market discounts, original issue discount and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. Net investment income (other than class specific expenses) and unrealized and

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
realized gains or losses of the Funds are allocated daily to each class of shares of the respective Fund based upon the relative proportion of net assets of each class.
     Pursuant to applicable law and procedures adopted by the Trust’s Board of Trustees, securities transactions in portfolio securities (including futures transactions) may be effected from time to time through Goldman Sachs or an affiliate. In order for Goldman Sachs or an affiliate, acting as an agent, to effect securities or futures transactions for a Fund, the commissions, fees or other remuneration received by Goldman Sachs or an affiliate must be reasonable and fair compared to the commissions, fees or other remunerations received by other brokers in connection with comparable transactions involving similar securities or futures contracts.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense.
     Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees related to their Service and Shareholder Administration Plans. Each class of shares of the Funds separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from generally accepted accounting principles. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or as a tax return of capital.
E. Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Interest rate swaps, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds may be required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.
F. Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities.
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. An Upfront payment made and/or received by the Funds, is recorded as an asset and/or liability on the Statement of Assets and Liabilities and is only

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
recorded as a realized gain or loss on termination date. Periodic payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are also realized upon early termination of the swap agreements and recorded as realized gains or losses from swap contracts on the statement of operations.
G. Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statement of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are reflected as interest expense and fees of the Funds and are included in the Statement of Operations.
     The following relates to the Funds at April 30, 2007:

			Collateral for
	Floating Rate Notes	Range of Interest	Floating Rate Notes
Fund	Outstanding	Rates	Outstanding

Municipal Income	$11,075,000	3.91% to 4.00%	$17,875,837
High Yield Municipal	$222,750,000	3.91% to 4.01%	$351,348,980

For the six months ended April 30, 2007, the Municipal Income and High Yield Municipal Funds had average daily liabilities from the participation in inverse floater programs of $11,075,000 and $222,750,000, respectively, and recorded interest expense at an average rate of 3.93% and 3.96%, respectively.
H. Inverse Floaters — The Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floaters is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.
3. AGREEMENTS
A. Investment Management Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs, serves as an investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under this Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
3. AGREEMENTS (continued)
     For the six months ended April 30, 2007, GSAM received a Management fee at the following rates:

	Contractual Management Fee
					Effective Net
	Up to	Next	Over	Effective	Management Fee
Fund	$1 billion	$1 billion	$2 billion	Fee	(after waiver)

Short Duration Tax-Free	0.40%	0.36%	0.34%	0.40%	0.35%*

California Municipal	0.45	0.41	0.39	0.45	0.45

New York Municipal	0.45	0.41	0.39	0.45	0.45

Municipal Income	0.55	0.50	0.48	0.55	0.50 *

High Yield Municipal	0.55	0.55	0.50	0.51	0.51

Tennessee Municipal	0.45	0.41	0.39	0.45	0.45

*	GSAM voluntarily agreed to waive a portion of its management fee in order to achieve an effective rate of 0.35% and 0.50% as an annual percentage rate of average net assets of Short Duration Tax-Free and Municipal Income, respectively for the six months ended April 30, 2007.
B. Distribution and Service Agreements — The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25%, 0.75% and 0.75% of the Funds’ average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of each Fund’s average daily net assets attributable to Class B and Class C Shares.
     For the six months ended April 30, 2007, Goldman Sachs has voluntarily agreed to waive a portion of the Distribution and Service fees equal to 0.15% of the average daily net assets attributable to the Class B Shares of Short Duration Tax-Free. Goldman Sachs may discontinue or modify this waiver in the future at its discretion.
     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended April 30, 2007, Goldman Sachs advised the Funds that it retained the following approximate amounts:

		Contingent Deferred
	Sales Load	Sales Charge

Fund	Class A	Class B	Class C

Short-Duration Tax-Free	$400	$—	$—

California Municipal	5,300	N/A	—

New York Municipal	1,300	N/A	—

Municipal Income	64,000	—	—

High Yield Municipal	415,100	—	—

Tennessee Municipal	400	N/A	—

C. Other Agreements — California Municipal, New York Municipal, Municipal Income and Tennessee Municipal will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less (60 calendar days or less for High Yield Municipal). For this purpose, the Funds use a first-in first-out (“FIFO”) method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. Redemption fees are reimbursed to the Funds as a reduction in share redemptions and are reflected on the Statement of

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

3. AGREEMENTS (continued)
Changes in Net Assets. Redemption fees are credited to Paid-in capital and are allocated to each share class of the Funds on a pro rata basis.
     Goldman Sachs also serves as the Transfer Agent of the Funds for a fee. The fees charged for such Transfer Agency services are calculated daily and payable monthly at an annual percentage rate of average daily net assets as follows: 0.16% of Class A, Class B and Class C Shares and 0.04% for Institutional and Service Shares.
     The Trust, on behalf of the Short Duration Tax-Free and Municipal Income Funds, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net assets of the Service Shares.
     GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Distribution and Service fees, Transfer Agency fees and expenses, taxes, Service Share fees, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     For the six months ended April 30, 2007, the Other Expense limitations for Short Duration Tax-Free, California Municipal, New York Municipal, Municipal Income, High Yield Municipal and Tennessee Municipal as an annual percentage rate of average daily net assets were 0.004%, 0.044%, 0.044%, 0.004%, 0.004% and 0.044%, respectively.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
3. AGREEMENTS (continued)
     For the six months ended April 30, 2007, GSAM and Goldman Sachs have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian and transfer agent resulting in a reduction of the Funds’ expenses. These expense reductions were as follows (in thousands):

	Fee Waivers			Expense Credits

	Management	Class B Distribution	Other Expense	Custody	Transfer	Total Expense
Fund	Fee	and Service Fee	Reimbursement	Fee	Agent Fee	Reductions

Short Duration Tax-Free	$83	$1	$108	$12	$3	$207

California Municipal	—	—	93	3	1	97

New York Municipal	—	—	99	4	— *	103

Municipal Income	133	—	129	17	8	287

High Yield Municipal	—	—	394	117	88	599

Tennessee Municipal	—	—	137	1	—	138

*	Amount rounds to less than one thousand.
     As of April 30, 2007, the amounts owed to affiliates of the Trust were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fee	Service Fees	Agent Fees	Total

Short Duration Tax-Free	$97	$28	$23	$148

California Municipal	22	10	7	39

New York Municipal	11	5	3	19

Municipal Income	240	91	55	386

High Yield Municipal	3,464	1,039	693	5,196

Tennessee Municipal	30	2	5	37

4. PORTFOLIO SECURITIES TRANSACTIONS
The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2007, were as follows (in thousands):

Fund	Purchases	Sales and Maturities

Short Duration Tax-Free	$162,586	$129,227

California Municipal	37,359	19,376

New York Municipal	22,979	15,372

Municipal Income	288,001	152,940

High Yield Municipal	3,772,406	2,871,569

Tennessee Municipal	13,397	22,640

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

5. LINE OF CREDIT FACILITIES
The Funds participate in a $400,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM or affiliates. Such amount was increased to $450,000,000 effective May 23, 2007. Under the most restrictive arrangement, the Funds must own securities having a market value in excess of 300% of each Fund’s total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2007, the Funds did not have any borrowings under this facility.
The High Yield Municipal Fund also entered into a $150,000,000 uncommitted revolving line of credit facility effective January 4, 2007. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 300% of its total bank borrowings. This facility is to be used for short term leverage purposes. The interest rate on borrowings is based on the federal funds rate. During the period ended April 30, 2007, the Fund did not have any borrowings under this facility.
6. PORTFOLIO CONCENTRATIONS
As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, industry or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
7. TAX INFORMATION
As of the Funds’ most recent year end, October 31, 2006, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Short Duration	California	New York	Municipal	High Yield	Tennessee
	Tax-Free	Municipal	Municipal	Income	Municipal	Municipal

Capital loss carryforward:[1]
Expiring 2007	$(183,057)	$—	$—	$—	$—	$—
Expiring 2008	(1,858,014)	—	—	(2,931,941)	—	—
Expiring 2011	—	—	—	(872,080)	—	—
Expiring 2012	(2,563,121)	—	—	(873,613)	—	—
Expiring 2013	(3,111,685)	—	—	—	—	—
Expiring 2014	(4,730,013)	(14,645)	(209)	—	—	(128,972)

Total capital loss carryforward	$(12,445,890)	$(14,645)	$(209)	$(4,677,634)	$—	$(128,972)
Timing differences (dividends payable)	$(176,758)	$(25,950)	$(14,394)	$(544,569)	$(6,020,213)	$(259,188)

[1]	Expiration occurs on October 31 of the year indicated.
     At April 30, 2007, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

	Short
	Duration	California	New York	Municipal	High Yield	Tennessee
	Tax-Free	Municipal	Municipal	Income	Municipal	Municipal

Tax Cost	$337,550,989	$62,873,511	$28,357,805	$597,906,965	$7,951,459,295	$80,989,516

Gross unrealized gain	1,406,192	406,545	111,332	22,292,162	124,858,702	1,886,008

Gross unrealized loss	(1,432,534)	(79,572)	(27,225)	(11,652,361)	(16,210,262)	(23,265)

Net unrealized security gain (loss)	$(26,342)	$326,973	$84,107	$10,639,801	$108,648,440	$1,862,743

     The difference between book-basis unrealized gains (losses) is attributable primarily to wash sales, accretion of market discount, amortization of premium and the tax treatment of partnership investments for book accounting purposes.
8. OTHER MATTERS
Mergers and Reorganizations — At a meeting held on December 14, 2005, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) providing for the tax-free acquisition of the Predecessor Fund by Tennessee Municipal. The acquisition was completed on June 5, 2006 as of the close of business on June 2, 2006.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

8. OTHER MATTERS (continued)
     Pursuant to the Agreement, the assets and liabilities of the Predecessor Fund’s (“Acquired Fund”) Institutional Class, Class A, Class B and Class C were transferred into Tennessee Municipal Fund’s (“Survivor Fund”) Institutional Class and Class A, respectively, in a tax free exchange as follows:

			Predecessor Fund’s
	Exchanged Shares	Value of	Shares Outstanding
Survivor/Acquired Fund	of Survivor Issued	Exchanged Shares	as of June 2, 2006

Tennessee Municipal Class A/First Funds Tennessee Tax-Free Portfolio Class A	745,171	$7,451,728	755,622

Tennessee Municipal Class A/First Funds Tennessee Tax-Free Portfolio Class B	242,584	2,425,841	246,420

Tennessee Municipal Class A/First Funds Tennessee Tax-Free Portfolio Class C	339,048	3,390,499	344,183

Tennessee Municipal Institutional Class/First Funds Tennessee Tax-Free Portfolio Class I	8,598,695	85,987,052	8,736,646

     On the date of the exchange, Tennessee Municipal created Class C shares.
     The following chart shows the Tennessee Municipal Fund’s and Predecessor Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Predecessor Fund’s unrealized appreciation.

	Tennessee Municipal	Predecessor Fund’s		Tennessee Municipal
	Aggregate Net	Aggregate Net	Predecessor Fund’s	Aggregate Net
	Assets Before	Assets Before	Unrealized	Assets Immediately
The Fund/Predecessor Fund	Reorganization	Reorganization	Appreciation	After Reorganization

Tennessee Municipal/First Funds Tennessee Tax-Free Portfolio	$—	$99,255,120	$—	$99,255,120

     At a meeting held on December 14, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) providing for the tax-free acquisition of the Signal Tax-Exempt Income Fund by Municipal Income Fund. The acquisition was completed on April 30, 2007 as of the close of business on April 27, 2007.
     Pursuant to the Agreement, the assets and liabilities of the Signal Tax-Exempt Income Fund’s (“Acquired Fund”) Class A and Institutional Class were transferred into Municipal Income Fund’s (“Survivor Fund”) Class A and Institutional Class, respectively, in a tax free exchange as follows:

			Acquired Fund’s
	Exchanged Shares	Value of	Shares Outstanding
Survivor/Acquired Fund	of Survivor Issued	Exchanged Shares	as of April 27, 2007

Municipal Income Class A/Signal Tax-Exempt Income Fund Class A	4,026	$63,209	6,491

Municipal Income Institutional Class/Signal Tax-Exempt Income Fund Institutional Class	1,166,611	18,315,915	1,880,414

     The following chart shows the Municipal Income Fund’s and Signal Tax-Exempt Income Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Signal Tax-Exempt Income Fund’s unrealized appreciation.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
8. OTHER MATTERS (continued)

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s	Acquired	Aggregate Net
	Aggregate Net	Aggregate Net	Fund’s	Assets
	Assets Before	Assets Before	Unrealized	Immediately
Survivor/Acquired Fund	Acquisition	Acquisition	Appreciation	After Acquisition

Municipal Income/Signal Tax-Exempt Income Fund	$589,495,588	$18,379,124	$169,425	$607,874,712

New Accounting Pronouncements — On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Funds’ last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their April 30, 2008 semiannual report. At this time, the investment adviser is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.
     On September 15, 2006, FASB released Statement Financial Accounting Standard No. 157 “Fair Value Measurement” (“FAS 157”) which provides enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The investment adviser does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required.
9. RESTATEMENT OF PRIOR YEAR INFORMATION
Subsequent to the issuance of its October 31, 2005 financial statements, the Funds determined that the criteria for sale accounting in Statement of Financial Accounting Standards No. 140 had not been met for certain transfers of municipal bonds during the fiscal years ended October 31, 2005, 2004, 2003 and 2002, and that the transfers should have been accounted for as secured borrowings rather than as sales. Accordingly, the Municipal Income and High Yield Municipal Funds have restated the ratios of net expenses to average net assets, the ratios of total expenses to average net assets and the portfolio turnover rates in the Financial Highlights presented herein for the years ended October 31, 2005, 2004, 2003 and 2002 to give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest on the transferred bonds as interest income and interest on the secured borrowings as interest expense in the Statements of Operations. Also see note 2G.
     While the Statements of Assets and Liabilities as of October 31, 2005, 2004, 2003 and 2002 (not presented herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase investments and liabilities for floating notes issued by corresponding amounts at each year-end, with no effect on previously reported net assets or total return. The Statements of Operations for the years ended October 31, 2005, 2004, 2003 and 2002 (not presented herein) have not been reissued to give effect to the restatement, but the principal effects of the restatement would be to increase interest income and total interest expense and fees by corresponding amounts each year, with no effect on the previously reported net investment income or net increase in net assets resulting from operations.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On December 14, 2006, the Board of Trustees of the Trust, upon the recommendation of the Board’s audit committee, determined not to retain Ernst & Young LLP and approved a change of the Portfolios’ independent registered public accounting firm to PricewaterhouseCoopers LLP. For the years ended October 31, 2006 and October 31, 2005, Ernst & Young LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Portfolios and Ernst & Young LLP on accounting principles or practices, financial statement disclosure or audit scope or procedures, which if not resolved to the satisfaction of Ernst & Young LLP would have caused them to make reference to the disagreement in their reports.
11. SUBSEQUENT EVENTS
Mergers and Reorganizations — At a meeting held on November 9, 2006, the Board of Trustees of the Trust approved an agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free acquisition of the AXA Enterprise Tax-Exempt Fund by Municipal Income. The acquisition was completed on June 25, 2007, as of the close of business on June 22, 2007.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
12. SUMMARY OF SHARE TRANSACTIONS
Share activity is as follows:

	Short Duration Tax-Free

	For the Six Months Ended
	April 30, 2007		For the Year Ended
	(Unaudited)		October 31, 2006

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	6,394,401	$65,062,038	9,342,444	$94,960,657
Reinvestment of dividends and distributions	161,676	1,644,585	296,799	3,016,663
Shares converted from Class B(a)	12,513	127,262	4,889	49,548
Shares repurchased	(7,389,865)	(75,161,833)	(12,485,868)	(126,937,722)

	(821,275)	(8,327,948)	(2,841,736)	(28,910,854)

Class B Shares
Shares sold	275	2,829	1,113	11,306
Reinvestment of dividends and distributions	1,399	14,224	3,558	36,121
Shares converted to Class A(a)	(12,513)	(127,262)	(4,891)	(49,548)
Shares repurchased	(31,486)	(320,343)	(71,263)	(724,106)

	(42,325)	(430,552)	(71,483)	(726,227)

Class C Shares
Shares sold	61,270	622,829	69,749	708,961
Reinvestment of dividends and distributions	3,014	30,648	8,522	86,611
Shares repurchased	(140,461)	(1,428,557)	(386,577)	(3,929,059)

	(76,177)	(775,080)	(308,306)	(3,133,487)

Institutional Shares
Shares sold	11,182,019	113,665,666	5,491,125	55,787,394
Reinvestment of dividends and distributions	262,227	2,665,163	689,052	6,997,162
Shares repurchased	(10,833,563)	(110,190,332)	(16,751,335)	(169,922,377)

	610,683	6,140,497	(10,571,158)	(107,137,821)

Service Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	74	754	159	1,611
Shares repurchased	(767)	(7,819)	(14)	(143)

	(693)	(7,065)	145	1,468

NET INCREASE (DECREASE)	(329,787)	$(3,400,148)	(13,792,538)	$(139,906,921)

(a)	Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

California AMT-Free Municipal

For the Six Months Ended
April 30, 2007		For the Year Ended
(Unaudited)		October 31, 2006

Shares	Dollars	Shares	Dollars

1,907,241	$19,188,581	5,503,512	$55,012,040
57,229	575,776	67,542	675,711
—	—	—	—
(1,248,201)	(12,540,809)	(1,594,088)	(15,958,289)

716,269	7,223,548	3,976,966	39,729,462

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

14,304	144,296	33,553	335,255
296	2,969	163	1,634
(11,564)	(116,093)	(477)	(4,781)

3,036	31,172	33,239	332,108

1,062,191	10,677,136	1,343,110	13,440,857
9,194	92,532	10,168	101,668
(126,922)	(1,278,730)	(815,692)	(8,159,842)

944,463	9,490,938	537,586	5,382,683

—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—

1,663,768	$16,745,658	4,547,791	$45,444,253

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
12. SUMMARY OF SHARE TRANSACTIONS (continued)
Share activity is as follows:

	New York AMT-Free Municipal

	For the Six Months Ended
	April 30, 2007		For the Year Ended
	(Unaudited)		October 31, 2006

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,226,462	$12,284,386	1,414,277	$14,086,682
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	13,787	138,029	9,737	97,365
Shares converted from Class B(a)	—	—	—	—
Shares repurchased	(373,401)	(3,744,846)	(103,316)	(1,027,908)

	866,848	8,677,569	1,320,698	13,156,139

Class B Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares converted to Class A(a)	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Class C Shares
Shares sold	7,005	70,229	1,007	10,075
Reinvestment of dividends and distributions	9	95	25	247
Shares repurchased	(3,043)	(30,470)	—	—

	3,971	39,854	1,032	10,322

Institutional Shares
Shares sold	403,484	4,039,374	805,359	8,047,653
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	12,780	128,019	21,151	211,333
Shares repurchased	(537,288)	(5,367,681)	(14,971)	(150,010)

	(121,024)	(1,200,288)	811,539	8,108,976

Service Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

NET INCREASE	749,795	$7,517,135	2,133,269	$21,275,437

(a)	Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Municipal Income

For the Six Months Ended
April 30, 2007		For the Year Ended
(Unaudited)		October 31, 2006

Shares	Dollars	Shares	Dollars

5,364,323	$84,658,798	9,285,981	$144,944,810
4,026	63,209	—	—
358,151	5,647,396	596,318	9,315,180
39,648	625,526	21,778	337,537
(2,423,099)	(38,176,281)	(6,182,028)	(96,427,542)

3,343,049	52,818,648	3,722,409	58,169,985

45,016	710,049	150,248	2,347,744
7,400	116,737	19,369	302,561
(39,642)	(625,526)	(21,778)	(337,537)
(83,198)	(1,312,135)	(291,854)	(4,555,679)

(70,424)	(1,110,875)	(144,015)	(2,242,911)

250,074	3,946,014	214,423	3,350,113
8,345	131,606	14,472	226,111
(111,899)	(1,764,705)	(115,386)	(1,804,352)

146,520	2,312,915	113,509	1,771,872

5,679,560	89,483,309	4,846,011	75,660,332
1,166,611	18,315,915	—	—
84,075	1,324,701	82,796	1,294,092
(1,577,501)	(24,870,807)	(3,537,720)	(55,308,092)

5,352,745	84,253,118	1,391,087	21,646,332

—	—	28,700	447,767
20	308	39	620
—	—	(6,621)	(104,351)

20	308	22,118	344,036

8,771,910	$138,274,114	5,105,108	$79,689,314

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
12. SUMMARY OF SHARE TRANSACTIONS (continued)
Share activity is as follows:

	High Yield Municipal

	For the Six Months Ended
	April 30, 2007		For the Year Ended
	(Unaudited)		October 31, 2006

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	79,334,026	$916,307,776	156,128,388	$1,768,571,244
Reinvestment of dividends and distributions	6,291,911	72,727,834	8,763,651	99,361,542
Shares converted from Class B(a)	—	—	6,357	73,994
Shares repurchased	(46,975,240)	(542,783,579)	(60,291,265)	(681,628,363)

	38,650,697	446,252,031	104,607,131	1,186,378,417

Class B Shares
Shares sold	432,070	4,984,461	996,930	10,983,773
Reinvestment of dividends and distributions	72,148	834,048	117,151	1,327,356
Shares converted to Class A(a)	—	—	(6,533)	(73,994)
Shares repurchased	(392,172)	(4,531,579)	(512,502)	(5,793,915)

	112,046	1,286,930	595,046	6,443,220

Class C Shares
Shares sold	4,129,529	47,611,391	7,106,596	80,720,654
Reinvestment of dividends and distributions	200,799	2,320,956	239,417	2,715,334
Shares repurchased	(799,651)	(9,240,261)	(1,379,034)	(15,592,128)

	3,530,677	40,692,086	5,966,979	67,843,860

Institutional Shares
Shares sold	77,931,466	900,502,923	132,533,384	1,500,575,973
Reinvestment of dividends and distributions	6,746,667	77,992,709	10,244,565	116,135,020,
Shares repurchased	(46,890,282)	(541,662,631)	(70,489,809)	(794,400,806)

	37,787,851	436,833,001	72,288,140	822,310,187

NET INCREASE	80,081,271	$925,064,048	183,457,296	$2,082,975,684

(a)	Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)
Share activity is as follows:

	Tennessee Municipal

	For the Six Months Ended		For the Period from
	April 30, 2007		July 1, 2006 to		For the Year Ended
	(Unaudited)		October 31, 2006(a)		June 30, 2006

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	64,976	$656,528	88,667	$891,379	83,132	$835,342
Impact on shares converted during reorganization	—	—	—	—	571,182	—
Reinvestment of dividends and distributions	13,382	135,261	9,681	97,516	28,951	290,072
Shares repurchased	(233,034)	(2,355,658)	(167,655)	(1,682,789)	(340,203)	(3,405,495)

	(154,676)	(1,563,869)	(69,307)	(693,894)	343,062	(2,280,081)

Class B Shares— Predecessor Fund
Shares sold	—	—	—	—	10,616	$108,841
Impact on shares converted during reorganization	—	—	—	—	(246,420)	—
Reinvestment of dividends and distributions	—	—	—	—	7,755	77,574
Shares repurchased	—	—	—	—	(55,365)	(557,002)

	—	—	—	—	(283,414)	(370,587)

Class C Shares— Predecessor Fund
Shares sold	—	—	—	—	21,311	$215,730
Impact on shares converted during reorganization	—	—	—	—	(344,183)	—
Reinvestment of dividends and distributions	—	—	—	—	16,822	168,633
Shares repurchased	—	—	—	—	(149,740)	(1,503,861)

	—	—	—	—	(455,790)	(1,119,498)

Class C Shares(b)
Shares sold	5	50	—	—	1,006	$10,060
Reinvestment of dividends and distributions	15	145	9	96	2	20
Shares repurchased	(5)	(51)	—	—	(1)	(10)

	15	144	9	96	1,007	10,070

Institutional Shares/ Class I Predecessor Fund
Shares sold	687,843	6,939,996	292,763	2,939,069	1,090,335	$10,907,289
Impact on shares converted during reorganization	—	—	—	—	(137,951)	—
Reinvestment of dividends and distributions	9,008	91,055	6,098	61,422	33,108	331,007
Shares repurchased	(1,439,743)	(14,558,921)	(613,742)	(6,161,325)	(3,027,007)	(30,436,262)

	(742,892)	(7,527,870)	(314,881)	(3,160,834)	(2,041,515)	(19,197,966)

NET DECREASE	(897,553)	$(9,091,595)	(384,179)	$(3,854,632)	(2,436,650)	$(22,958,062)

(a)	The Tennessee Municipal Fund changed it fiscal year end from June 30 to October 31.

(b)	Commenced operations on June 5, 2006.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations
					Distributions
	Net asset				to shareholders
	value,	Net	Net realized	Total from	from net
	beginning	investment	and unrealized	investment	investment
Year - Share Class	of period	income(a)	gain (loss)	operations	income

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2007 - A	$10.20	$0.17	$(0.05)	$0.12	$(0.16)
2007 - B	10.19	0.14	(0.05)	0.09	(0.13)
2007 - C	10.20	0.13	(0.05)	0.08	(0.12)
2007 - Institutional	10.19	0.19	(0.05)	0.14	(0.18)
2007 - Service	10.19	0.16	(0.05)	0.11	(0.15)
FOR THE YEARS ENDED OCTOBER 31,

2006 - A	10.20	0.29	0.02	0.31	(0.31)
2006 - B	10.19	0.23	0.02	0.25	(0.25)
2006 - C	10.20	0.21	0.02	0.23	(0.23)
2006 - Institutional	10.19	0.33	0.02	0.35	(0.35)
2006 - Service	10.19	0.28	0.02	0.30	(0.30)

2005 - A	10.39	0.24	(0.18)	0.06	(0.25)
2005 - B	10.38	0.18	(0.18)	(0.00)	(0.19)
2005 - C	10.39	0.16	(0.18)	(0.02)	(0.17)
2005 - Institutional	10.39	0.28	(0.19)	0.09	(0.29)
2005 - Service	10.38	0.23	(0.18)	0.05	(0.24)

2004 - A	10.45	0.19	(0.06)	0.13	(0.19)
2004 - B	10.44	0.12	(0.05)	0.07	(0.13)
2004 - C	10.45	0.11	(0.06)	0.05	(0.11)
2004 - Institutional	10.44	0.23	(0.05)	0.18	(0.23)
2004 - Service	10.44	0.17	(0.05)	0.12	(0.18)

2003 - A	10.36	0.17	0.10	0.27	(0.18)
2003 - B	10.35	0.11	0.10	0.21	(0.12)
2003 - C	10.36	0.10	0.09	0.19	(0.10)
2003 - Institutional	10.36	0.21	0.09	0.30	(0.22)
2003 - Service	10.34	0.15	0.12	0.27	(0.17)

2002 - A	10.26	0.26	0.12	0.38	(0.28)
2002 - B	10.25	0.21	0.10	0.31	(0.21)
2002 - C	10.26	0.18	0.12	0.30	(0.20)
2002 - Institutional	10.25	0.31	0.12	0.43	(0.32)
2002 - Service	10.24	0.26	0.10	0.36	(0.26)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns for periods of less than 1 year are not annualized. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.
(c)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$10.16	1.18%	$109,673	0.76	%(c)	3.28	%(c)	0.89	%(c)	3.16	%(c)	39%
10.15	0.89	1,447	1.36	(c)	2.72	(c)	1.64	(c)	2.45	(c)	39
10.16	0.81	5,499	1.51	(c)	2.58	(c)	1.64	(c)	2.45	(c)	39
10.15	1.37	205,967	0.39	(c)	3.70	(c)	0.52	(c)	3.58	(c)	39
10.15	1.12	49	0.89	(c)	3.16	(c)	1.02	(c)	3.03	(c)	39

10.20	3.09	118,460	0.76		2.85		0.91		2.70		55
10.19	2.48	1,884	1.36		2.25		1.66		1.95		55
10.20	2.33	6,297	1.51		2.10		1.66		1.95		55
10.19	3.48	200,543	0.39		3.23		0.54		3.07		55
10.19	2.96	56	0.89		2.74		1.04		2.58		55

10.20	0.56	147,425	0.78		2.37		0.90		2.24		46
10.19	(0.04)	2,612	1.38		1.77		1.66		1.49		46
10.20	(0.19)	9,440	1.53		1.61		1.66		1.48		46
10.19	0.86	308,255	0.39		2.77		0.50		2.64		46
10.19	0.45	55	0.89		2.27		1.00		2.14		46

10.39	1.25	188,487	0.79		1.80		0.90		1.69		37
10.38	0.64	4,619	1.39		1.20		1.65		0.94		37
10.39	0.49	18,283	1.54		1.04		1.65		0.93		37
10.39	1.75	409,228	0.39		2.20		0.50		2.09		37
10.38	1.15	55	0.89		1.70		1.00		1.59		37

10.45	2.62	204,838	0.80		1.66		0.92		1.54		43
10.44	2.01	6,536	1.40		1.09		1.67		0.82		43
10.45	1.86	30,057	1.55		0.94		1.67		0.82		43
10.44	2.93	438,884	0.40		1.99		0.52		1.87		43
10.44	2.62	74	0.90		1.45		1.02		1.33		43

10.36	3.72	118,906	0.79		2.57		1.02		2.34		31
10.35	3.10	5,111	1.39		2.01		1.77		1.63		31
10.36	2.94	27,937	1.54		1.80		1.77		1.57		31
10.36	4.23	103,273	0.39		3.00		0.62		2.77		31
10.34	3.62	72	0.89		2.53		1.12		2.30		31

GOLDMAN SACHS CALIFORNIA AMT-FREE MUNICIPAL FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations
					Distributions
	Net asset				to shareholders
	value,	Net	Net realized	Total from	from net
	beginning	investment	and unrealized	investment	investment
Year - Share Class	of period	income(a)	gain (loss)	operations	income

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2007 - A	$10.09	$0.16	$(0.05)	$0.11	$(0.16)
2007 - C	10.10	0.12	(0.05)	0.07	(0.12)
2007 - Institutional	10.10	0.18	(0.05)	0.13	(0.18)
FOR THE YEAR ENDED OCTOBER 31,

2006 - A (commenced November 1, 2005)	10.00	0.31	0.12	0.43	(0.34)
2006 - C (commenced November 1, 2005)	10.00	0.23	0.13	0.36	(0.26)
2006 - Institutional (commenced November 1, 2005)	10.00	0.34	0.13	0.47	(0.37)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns for periods of less than 1 year are not annualized. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.
(c)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CALIFORNIA AMT-FREE MUNICIPAL FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$10.04	1.07%	$47,128	0.89	%(c)	3.25	%(c)	1.25	%(c)	2.89	%(c)	36%
10.05	0.69	364	1.64	(c)	2.49	(c)	2.00	(c)	2.13	(c)	36
10.05	1.26	14,893	0.52	(c)	3.70	(c)	0.88	(c)	3.32	(c)	36

10.09	4.34	40,135	0.86		3.09		1.64		2.31		45
10.10	3.66	336	1.60		2.33		2.29		1.64		45
10.10	4.84	5,428	0.49		3.37		1.77		2.09		45

GOLDMAN SACHS NEW YORK AMT-FREE MUNICIPAL FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations
					Distributions
	Net asset				to shareholders
	value,	Net	Net realized	Total from	from net
	beginning	investment	and unrealized	investment	investment
Year - Share Class	of period	income(a)	gain (loss)	operations	income

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2007 - A	$10.05	$0.15	$(0.05)	$0.10	$(0.15)
2007 - C	10.05	0.11	(0.05)	0.06	(0.11)
2007 - Institutional	10.05	0.17	(0.05)	0.12	(0.17)
FOR THE YEAR ENDED OCTOBER 31,

2006 - A (commenced November 1, 2005)	10.00	0.28	0.09	0.37	(0.32)
2006 - C (commenced November 1, 2005)	10.00	0.21	0.08	0.29	(0.24)
2006 - Institutional (commenced November 1, 2005)	10.00	0.32	0.08	0.40	(0.35)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns for periods of less than 1 year are not annualized. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.
(c)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS NEW YORK AMT-FREE MUNICIPAL FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$10.00	0.98%	$21,875	0.87	%(c)	2.98	%(c)	1.75	%(c)	2.08	%(c)	66%
10.00	0.60	50	1.62	(c)	2.30	(c)	2.50	(c)	1.42	(c)	66
10.00	1.17	6,907	0.50	(c)	3.33	(c)	1.38	(c)	2.47	(c)	66

10.05	3.74	13,268	0.83		2.90		2.81		0.92		10
10.05	2.98	10	1.55		2.15		4.75		(1.04)		10
10.05	4.12	8,155	0.46		3.26		3.45		0.27		10

GOLDMAN SACHS MUNICIPAL INCOME FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations
					Distributions
	Net asset				to shareholders
	value,	Net	Net realized	Total from	from net
	beginning	investment	and unrealized	investment	investment
Year - Share Class	of period	income(a)	gain (loss)	operations	income

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2007 - A	$15.80	$0.31	$(0.08)	$0.23	$(0.31)
2007 - B	15.81	0.25	(0.08)	0.17	(0.25)
2007 - C	15.81	0.25	(0.08)	0.17	(0.25)
2007 - Institutional	15.80	0.34	(0.08)	0.26	(0.34)
2007 - Service	15.90	0.30	(0.08)	0.22	(0.30)
FOR THE YEARS ENDED OCTOBER 31,

2006 - A	15.59	0.63	0.22	0.85	(0.64)
2006 - B	15.59	0.52	0.22	0.74	(0.52)
2006 - C	15.60	0.52	0.21	0.73	(0.52)
2006 - Institutional	15.59	0.69	0.22	0.91	(0.70)
2006 - Service	15.68	0.61	0.23	0.84	(0.62)

2005 - A	15.68	0.63	(0.08)	0.55	(0.64)
2005 - B	15.68	0.51	(0.08)	0.43	(0.52)
2005 - C	15.68	0.52	(0.08)	0.44	(0.52)
2005 - Institutional	15.67	0.70	(0.08)	0.62	(0.70)
2005 - Service	15.76	0.61	(0.07)	0.54	(0.62)

2004 - A	15.41	0.65	0.27	0.92	(0.65)
2004 - B	15.41	0.54	0.26	0.80	(0.53)
2004 - C	15.41	0.54	0.26	0.80	(0.53)
2004 - Institutional	15.40	0.72	0.26	0.98	(0.71)
2004 - Service	15.49	0.65	0.25	0.90	(0.63)

2003 - A	15.29	0.64	0.13	0.77	(0.65)
2003 - B	15.29	0.53	0.12	0.65	(0.53)
2003 - C	15.30	0.53	0.11	0.64	(0.53)
2003 - Institutional	15.29	0.71	0.11	0.82	(0.71)
2003 - Service	15.37	0.63	0.12	0.75	(0.63)

2002 - A	15.32	0.65	(0.01)	0.64	(0.67)
2002 - B	15.32	0.54	(0.01)	0.53	(0.56)
2002 - C	15.33	0.54	(0.01)	0.53	(0.56)
2002 - Institutional	15.32	0.71	(0.01)	0.70	(0.73)
2002 - Service	15.39	0.64	— (d)	0.64	(0.66)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns for periods of less than 1 year are not annualized. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Less than $0.005 per share.
(e)	Ratios have been restated for the years ended October 31, 2005, 2004, 2003, and 2002 (see Note 9).
(f)	Rates have been restated for the years ended October 31, 2005, 2004, 2003, and 2002 which were previously reported as 38% ,32%, 54% and 39% respectively (see Note 9).
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

									Ratios assuming no
									expense reductions

			Ratio of						Ratio of
			net expenses		Ratio of				total expenses		Ratio of
			to average		net expenses		Ratio of net		to average		total expenses		Ratio of net
		Net assets	net assets		to average		investment		net assets		to average		investment
Net asset		at end of	including interest		net assets		income		including interest		net assets		income		Portfolio
value, end	Total	period	expense and		excluding interest		to average		expense and		excluding interest		to average		turnover
of period	return(b)	(in 000s)	fees(e)		expense and fees		net assets		fees(e)		expense and fees		net assets		rate(f)

$15.72	1.46%	$353,293	0.99	%(c)	0.91	%(c)	3.97	%(c)	1.10	%(c)	1.02	%(c)	3.86	%(c)	28%
15.73	1.09	10,530	1.74	(c)	1.66	(c)	3.22	(c)	1.85	(c)	1.77	(c)	3.11	(c)	28
15.73	1.09	12,032	1.74	(c)	1.66	(c)	3.21	(c)	1.85	(c)	1.77	(c)	3.10	(c)	28
15.72	1.65	235,461	0.62	(c)	0.54	(c)	4.35	(c)	0.73	(c)	0.65	(c)	4.24	(c)	28
15.82	1.40	668	1.12	(c)	1.04	(c)	3.84	(c)	1.23	(c)	1.15	(c)	3.84	(c)	28

15.80	5.59	302,271	1.00		0.90		4.05		1.16		1.07		3.88		19
15.81	4.87	11,698	1.75		1.65		3.31		1.92		1.82		3.14		19
15.81	4.80	9,777	1.75		1.65		3.30		1.91		1.82		3.14		19
15.80	5.98	152,070	0.63		0.53		4.42		0.79		0.70		4.26		19
15.90	5.51	671	1.13		1.03		3.90		1.29		1.20		3.74		19

15.59	3.55	240,123	1.00		0.93		3.99		1.16		1.09		3.83		37
15.59	2.78	13,783	1.75		1.68		3.25		1.91		1.84		3.09		37
15.60	2.85	7,873	1.75		1.68		3.24		1.91		1.84		3.08		37
15.59	4.02	128,311	0.61		0.54		4.37		0.77		0.70		4.21		37
15.68	3.49	315	1.11		1.04		3.88		1.27		1.20		3.72		37

15.68	6.09	179,223	1.02		0.94		4.21		1.20		1.12		4.03		27
15.68	5.30	14,117	1.77		1.69		3.46		1.95		1.87		3.28		27
15.68	5.30	5,838	1.77		1.69		3.46		1.95		1.87		3.28		27
15.67	6.52	60,506	0.62		0.54		4.61		0.80		0.72		4.43		27
15.76	5.95	337	1.12		1.04		4.11		1.30		1.22		3.93		27

15.41	5.10	160,856	1.00		0.95		4.17		1.18		1.13		3.99		52
15.41	4.32	15,143	1.75		1.70		3.44		1.93		1.88		3.26		52
15.41	4.25	4,615	1.75		1.70		3.45		1.93		1.88		3.27		52
15.40	5.45	57,696	0.60		0.55		4.58		0.78		0.73		4.40		52
15.49	4.97	283	1.10		1.05		4.11		1.28		1.23		3.93		52

15.29	4.30	119,161	1.00		0.94		4.27		1.17		1.11		4.10		35
15.29	3.52	16,903	1.75		1.69		3.53		1.92		1.86		3.36		35
15.30	3.52	6,155	1.75		1.69		3.54		1.92		1.86		3.37		35
15.29	4.71	76,733	0.60		0.54		4.69		0.77		0.71		4.52		35
15.37	4.24	270	1.10		1.04		4.21		1.27		1.21		4.04		35

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2007 - A	$11.57	$0.25	$0.01	$0.26	$(0.24)	$(0.04)	$(0.28)
2007 - B	11.57	0.21	0.01	0.22	(0.20)	(0.04)	(0.24)
2007 - C	11.57	0.21	0.01	0.22	(0.20)	(0.04)	(0.24)
2007 - Institutional	11.57	0.27	0.01	0.28	(0.26)	(0.04)	(0.30)
FOR THE YEARS ENDED OCTOBER 31,

2006 - A	11.11	0.52	0.46	0.98	(0.52)	—	(0.52)
2006 - B	11.11	0.44	0.46	0.90	(0.44)	—	(0.44)
2006 - C	11.11	0.44	0.46	0.90	(0.44)	—	(0.44)
2006 - Institutional	11.11	0.57	0.46	1.03	(0.57)	—	(0.57)

2005 - A	10.90	0.54	0.21	0.75	(0.54)	—	(0.54)
2005 - B	10.90	0.45	0.22	0.67	(0.46)	—	(0.46)
2005 - C	10.90	0.45	0.22	0.67	(0.46)	—	(0.46)
2005 - Institutional	10.91	0.59	0.19	0.78	(0.58)	—	(0.58)

2004 - A	10.66	0.54	0.23	0.77	(0.53)	—	(0.53)
2004 - B	10.66	0.46	0.23	0.69	(0.45)	—	(0.45)
2004 - C	10.66	0.46	0.23	0.69	(0.45)	—	(0.45)
2004 - Institutional	10.66	0.59	0.23	0.82	(0.57)	—	(0.57)

2003 - A	10.34	0.54	0.33	0.87	(0.55)	—	(0.55)
2003 - B	10.34	0.47	0.32	0.79	(0.47)	—	(0.47)
2003 - C	10.34	0.47	0.32	0.79	(0.47)	—	(0.47)
2003 - Institutional	10.34	0.59	0.32	0.91	(0.59)	—	(0.59)

2002 - A	10.57	0.57	(0.19)	0.38	(0.58)	(0.03)	(0.61)
2002 - B	10.57	0.49	(0.19)	0.30	(0.50)	(0.03)	(0.53)
2002 - C	10.57	0.49	(0.19)	0.30	(0.50)	(0.03)	(0.53)
2002 - Institutional	10.57	0.61	(0.19)	0.42	(0.62)	(0.03)	(0.65)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns for periods of less than 1 year are not annualized. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Ratios have been restated for the years ended October 31, 2005, 2004, 2003, and 2002 (see Note 9).
(e)	Rates have been restated for the years ended October 31, 2005, 2004, 2003, and 2002, which were previously reported as 28%, 41%, 54%, and 52%, respectively (see Note 9).
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

									Ratios assuming no
									expense reductions

			Ratio of						Ratio of
			net expenses		Ratio of				total expenses		Ratio of
			to average		net expenses		Ratio of		to average		total expenses		Ratio of
		Net assets,	net assets		to average		net investment		net assets		to average		net investment
Net asset		end of	including interest		net assets		income		including interest		net assets		income		Portfolio
value, end	Total	period	expense and		excluding interest		to average		expense and		excluding interest		to average		turnover
of period	return(b)	(in 000s)	fees(d)		expense and fees		net assets		fees(d)		expense and fees		net assets		rate(e)

$11.55	2.30%	$4,008,532	1.04	%(c)	0.92	%(c)	4.35	%(c)	1.06	%(c)	0.94	%(c)	4.34	%(c)	36%
11.55	1.92	59,068	1.79	(c)	1.67	(c)	3.61	(c)	1.81	(c)	1.69	(c)	3.60	(c)	36
11.55	1.92	200,591	1.79	(c)	1.67	(c)	3.60	(c)	1.81	(c)	1.69	(c)	3.58	(c)	36
11.55	2.49	3,912,005	0.67	(c)	0.55	(c)	4.73	(c)	0.69	(c)	0.57	(c)	4.72	(c)	36

11.57	9.05	3,569,963	1.07		0.92		4.64		1.11		0.96		4.61		32
11.57	8.24	57,902	1.82		1.67		3.90		1.86		1.71		3.87		32
11.57	8.24	160,180	1.82		1.67		3.88		1.85		1.70		3.85		32
11.57	9.45	3,483,350	0.71		0.56		5.02		0.74		0.59		4.99		32

11.11	6.99	2,264,580	1.13		0.97		4.78		1.15		0.99		4.76		26
11.11	6.20	49,299	1.88		1.72		4.05		1.91		1.75		4.02		26
11.11	6.20	87,466	1.88		1.72		4.03		1.90		1.74		4.01		26
11.11	7.31	2,540,339	0.74		0.58		5.16		0.76		0.60		5.14		26

10.90	7.40	1,513,843	1.10		0.99		5.03		1.12		1.01		5.01		31
10.90	6.60	48,286	1.85		1.74		4.29		1.87		1.76		4.27		31
10.90	6.60	61,299	1.85		1.74		4.28		1.87		1.76		4.26		31
10.91	7.93	1,505,390	0.70		0.59		5.44		0.72		0.61		5.42		31

10.66	8.59	895,711	1.12		1.00		5.21		1.15		1.03		5.18		40
10.66	7.78	45,620	1.87		1.75		4.50		1.90		1.78		4.47		40
10.66	7.78	40,624	1.87		1.75		4.48		1.90		1.78		4.45		40
10.66	9.02	934,382	0.72		0.60		5.64		0.75		0.63		5.61		40

10.34	3.66	585,882	1.19		0.99		5.41		1.24		1.04		5.36		44
10.34	2.88	40,428	1.94		1.74		4.70		1.99		1.79		4.65		44
10.34	2.88	30,696	1.94		1.74		4.68		1.99		1.79		4.63		44
10.34	4.07	470,905	0.79		0.59		5.84		0.84		0.64		5.79		44

GOLDMAN SACHS TENNESSEE MUNICIPAL FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset
	value at	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year-Share Class	of period*	income		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2007 - A	$10.14	$0.18	(a)	$(0.06)	$0.12	$(0.18)	$—	$(0.18)
2007 - C	10.14	0.14	(a)	(0.06)	0.08	(0.14)	—	(0.14)
2007 - Institutional	10.14	0.20	(a)	(0.06)	0.14	(0.20)	—	(0.20)
FOR THE PERIOD FROM JULY 1, 2006 TO OCTOBER 31, 2006,*

2006 - A (for the period ended October 31, 2006)	$9.91	$0.12	(a)	$0.23	$0.35	$(0.12)	$—	$(0.12)
2006 - C (for the period ended October 31, 2006)	9.91	0.09	(a)	0.23	0.32	(0.09)	—	(0.09)
2006 - Institutional (for the period ended October 31, 2006)	9.91	0.13	(a)	0.23	0.36	(0.13)	—	(0.13)
FOR THE PERIOD ENDED JUNE 30,

2006 - A (for the year ended June 30, 2006)	10.51	0.36	(a)	(0.40)	(0.04)	(0.36)	(0.20)	(0.56)
2006 - B - Predecessor Fund (for the period from July 1, 2005 - June 4, 2006 - see note 1 and 8)	10.51	0.29	(a)	(0.48)	(0.19)	(0.28)	(0.20)	(0.48)
2006 - C - Predecessor Fund (for the period from July 1, 2005 - June 4, 2006 - see note 1 and 8)	10.52	0.31	(a)	(0.45)	(0.14)	(0.32)	(0.20)	(0.52)
2006 - C - (for the period from June 1, 2005 - June 30, 2006 - see note 1 and 8)	10.00	0.02	(a)	(0.09)	(0.07)	(0.02)	—	(0.02)
2006 - Institutional (for the year ended June 30, 2006)	10.51	0.39	(a)	(0.41)	(0.02)	(0.38)	(0.20)	(0.58)
FOR THE YEARS ENDING JUNE 30

2005 - A	10.42	0.37		0.12	0.49	(0.37)	(0.03)	(0.40)
2005 - B	10.42	0.31		0.12	0.43	(0.31)	(0.03)	(0.34)
2005 - C	10.43	0.33		0.12	0.45	(0.33)	(0.03)	(0.36)
2005 - Institutional	10.42	0.40		0.12	0.52	(0.40)	(0.03)	(0.43)

2004 - A	10.90	0.39		(0.43)	(0.04)	(0.39)	(0.05)	(0.44)
2004 - B	10.90	0.34		(0.43)	(0.09)	(0.34)	(0.05)	(0.39)
2004 - C	10.90	0.36		(0.42)	(0.06)	(0.36)	(0.05)	(0.41)
2004 - Institutional	10.90	0.41		(0.43)	(0.02)	(0.41)	(0.05)	(0.46)

2003 - A	10.64	0.40		0.29	0.69	(0.40)	(0.03)	(0.43)
2003 - B	10.64	0.35		0.29	0.64	(0.35)	(0.03)	(0.38)
2003 - C	10.64	0.38		0.29	0.67	(0.38)	(0.03)	(0.41)
2003 - Institutional	10.64	0.43		0.29	0.72	(0.43)	(0.03)	(0.46)

2002 - A	10.46	0.41		0.20	0.61	(0.41)	(0.02)	(0.43)
2002 - B	10.45	0.36		0.20	0.56	(0.35)	(0.02)	(0.37)
2002 - C	10.45	0.39		0.21	0.60	(0.39)	(0.02)	(0.41)
2002 - Institutional	10.45	0.44		0.21	0.65	(0.44)	(0.02)	(0.46)

*	The Fund changed its fiscal year end from June 30 to October 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value. Returns for periods less than one full year are not annualized. The Goldman Sachs Tennessee Municipal Fund first began operations as the First Funds Tennessee Tax-Free Portfolio (the “Predecessor Fund”). On June 5, 2006, the Predecessor Fund was reorganized as a new fund of the Goldman Sachs Trust. Performance prior to June 5, 2006 is that of the Predecessor Fund. Total return information of the Predecessor Fund is provided in the above table because the Predecessor is considered the accounting survivor of the reorganization. As part of the reorganization, the Predecessor Fund changed its investment adviser to Goldman Sachs Asset Management, L.P. In addition, the Goldman Sachs Fund that the Predecessor Fund reorganized into had investment policies which were not identical to the Predecessor Fund.
(c)	Annualized.
(d)	Not Annualized.
(e)	Expense ratios includes the affect of the operating expenses of the Predecessor Fund prior to Reorganization.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TENNESSEE MUNICIPAL FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income to		total expenses		income to		Portfolio
value, end	Total	period	to average		average		to average		average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$10.08	1.20%	$9,726	0.90	%(c)	3.60	%(c)	1.22	%(c)	3.28	%(c)	16%
10.08	0.82	10	1.65	(c)	2.85	(c)	1.97	(c)	2.54	%(c)	16
10.08	1.38	73,737	0.53	(c)	3.96	(c)	0.86	(c)	3.64	%(c)	16

$10.14	3.54%	$11,351	0.89	%(c)	3.48	%(c)	1.36	%(c)	3.02	%(c)	15%
10.14	3.28	10	1.63	(c)	2.80	(c)	2.12	(c)	2.35	%(c)	15
10.14	3.66	81,694	0.53	(c)	3.87	(c)	1.00	(c)	3.40	%(c)	15

9.91	(0.39)	11,779	0.91	(e)	3.51	(e)	1.15	(e)	—		22
9.84	(0.13)	2,425	1.27	(d)(e)	2.83	(d)(e)	1.45	(d)(e)	—		n/a
9.86	0.02	3,389	1.08	(d)(e)	3.01	(d)(e)	1.73	(d)(e)	—		n/a
9.91	(0.70)	10	1.63	(c)	2.85	(c)	2.22	(c)	—		22
9.91	(0.12)	82,958	0.66	(e)	3.76	(e)	0.88	(e)	—		22

10.51	4.78	8,771	0.94		3.47		1.14		—		11
10.51	4.31	2,933	1.39		3.02		1.59		—		11
10.52	4.52	4,721	1.19		3.22		1.89		—		11
10.51	5.05	107,783	0.69		3.72		0.89		—		11

10.42	(0.45)	9,935	0.90		3.58		1.10		—		9
10.42	(0.91)	3,856	1.35		3.12		1.55		—		9
10.43	(0.71)	5,391	1.15		3.32		1.85		—		9
10.42	(0.22)	143,278	0.65		3.83		0.85		—		9

10.90	6.62	11,661	0.87		3.68		1.07		—		19
10.90	6.15	4,673	1.32		3.23		1.52		—		19
10.90	6.37	7,608	1.12		3.43		1.82		—		19
10.90	6.89	163,440	0.63		3.93		0.83		—		19

10.64	5.98	9,252	0.88		3.90		1.08		—		8
10.64	5.46	1,090	1.37		3.41		1.57		—		8
10.64	5.81	6,989	1.14		3.65		1.84		—		8
10.64	6.34	164,437	0.64		4.14		0.84		—		8

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Fund Expenses (Unaudited) — Six Month Period Ended April 30, 2007
          As a shareholder of Class A, Class B, Class C, Institutional or Service Shares of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares), and redemption fees (with respect to Class A, Class B, Class C Institutional and Service Shares, if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional and Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.
Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Short Duration Tax-Free Fund				California AMT-Free Municipal Fund			New York AMT-Free Municipal Fund			Tennessee Municipal Fund

				Expenses			Expenses			Expenses			Expenses
	Beginning	Ending		Paid for the	Beginning	Ending	Paid for the	Beginning	Ending	Paid for the	Beginning	Ending	Paid for the
	Account	Account		6 months	Account	Account	6 months	Account	Account	6 months	Account	Account	6 months
Share	Value	Value		ended	Value	Value	ended	Value	Value	ended	Value	Value	ended
Class	11/1/06	4/30/07		4/30/07*	11/1/06	4/30/07	4/30/07*	11/1/06	4/30/07	4/30/07*	11/1/06	4/30/07	4/30/07*

Class A
Actual	$1,000.00	$1,011.80		$3.79	$1,000.00	$1,010.70	$4.44	$1,000.00	$1,009.80	$4.34	$1,000.00	$1,012.00	$4.50
Hypothetical 5% return	1,000.00	1,021.03	+	3.81	1,000.00	1,020.38 +	4.46	1,000.00	1,020.48 +	4.36	1,000.00	1,020.32 +	4.52

Class B
Actual	1,000.00	1,008.90		6.77
Hypothetical 5% return	1,000.00	1,018.05		6.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C
Actual	1,000.00	1,008.10		7.52	1,000.00	1,006.90	8.16	1,000.00	1,006.00	8.06	1,000.00	1,008.20	8.22
Hypothetical 5% return	1,000.00	1,017.31	+	7.55	1,000.00	1,016.66 +	8.20	1,000.00	1,016.76 +	8.10	1,000.00	1,016.61 +	8.25

Institutional
Actual	1,000.00	1,013.7		1.95	1,000.00	1,012.60	2.59	1,000.00	1,011.70	2.49	1,000.00	1,013.80	2.66
Hypothetical 5% return	1,000.00	1,022.86	+	1.96	1,000.00	1,022.22 +	2.61	1,000.00	1,022.32	2.51	1,000.00	1,022.16 +	2.67

Service
Actual	1,000.00	1,011.20		4.44
Hypothetical 5% return	1,000.00	1,020.38	+	4.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Fund Expenses (Unaudited) — Six Month Period Ended April 30, 2007 (continued)

	Municipal Income Fund				High Yield Municipal Fund

				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended
Share Class	11/1/06	4/30/07		4/30/07*	11/1/06	4/30/07		4/30/07*

Class A
Actual (including interest expense and fees)†	$1,000.00	$1,014.60		$4.95	$1,000.00	$1,023.00		$5.22
Actual (excluding interest expense and fees)	1,000.00	1,014.60		4.55	1,000.00	1,023.00		4.61
Hypothetical 5% return (including interest expense and fees)†	1,000.00	1,019.79	+	4.96	1,000.00	1,019.59	+	5.21

Class B
Actual (including interest expense and fees)†	1,000.00	1,010.07		8.67	1,000.00	1,019.20		8.96
Actual (excluding interest expense and fees)	1,000.00	1,010.90		8.28	1,000.00	1,019.20		8.36
Hypothetical 5% return (including interest expense and fees)†	1,000.00	1,016.07	+	8.70	1,000.00	1,015.87	+	8.95

Class C
Actual (including interest expense and fees)†	1,000.00	1,010.90		8.68	1,000.00	1,019.20		8.96
Actual (excluding interest expense and fees)	1,000.00	1,010.90		8.28	1,000.00	1,019.20		8.36
Hypothetical 5% return (including interest expense and fees)†	1,000.00	1,016.07	+	8.70	1,000.00	1,015.87	+	8.95

Institutional
Actual (including interest expense and fees)†	1,000.00	1,016.50		3.11	1,000.00	1,024.90		3.36
Actual (excluding interest expense and fees)	1,000.00	1,016.50		2.70	1,000.00	1,024.90		2.76
Hypothetical 5% return (including interest expense and fees)†	1,000.00	1,021.62	+	3.11	1,000.00	1,021.42	+	3.36

Service
Actual (including interest expense and fees)†	1,000.00	1,014.00		5.59	N/A	N/A		N/A
Actual (excluding interest expense and fees)	1,000.00	1,014.00		5.19	N/A	N/A		N/A
Hypothetical 5% return (including interest expense and fees)†	1,000.00	1,019.14	+	5.61	N/A	N/A		N/A

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2007. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the financial highlights. The annualized expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service

Short Duration Tax-Free	0.76%	1.36%	1.51%	0.39%	0.89%
California AMT-Free Municipal	0.89	N/A	1.64	0.52	N/A
New York AMT-Free Municipal	0.87	N/A	1.62	0.50	N/A
Municipal Income (including interest expense and fees)	0.99	1.74	1.74	0.62	1.12
Municipal Income (excluding interest expense and fees)	0.91	1.66	1.66	0.54	1.04
High Yield Municipal (including interest expense and fees)	1.04	1.79	1.79	0.67	N/A
High Yield Municipal (excluding interest expense and fees)	0.92	1.67	1.67	0.55	N/A
Tennessee Municipal	0.90	N/A	1.65	0.53	N/A

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios (including interest expense and fees, if any) and an assumed rate of return of 5% per year before expenses.

†	Includes interest expense and fees incurred in connection with secured borrowings. See Note 2.

(This page is intentionally left blank)

FUNDS PROFILE
Goldman Sachs Funds
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $699.0 billion in assets under management as of March 31, 2007 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.
GOLDMAN SACHS FUNDS
In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market Funds[1] Fixed Income Funds
▪  Enhanced Income Fund
▪  Ultra-Short Duration
Government Fund
▪  Short Duration Government Fund
▪  Short Duration Tax-Free Fund
▪  California AMT-Free
Municipal Fund[2] ▪  New York AMT-Free
Municipal Fund[2] ▪  Tennessee Municipal Fund
▪  Municipal Income Fund
▪  U.S. Mortgages Fund
▪  Government Income Fund
▪  Core Fixed Income Fund
▪  Core Plus Fixed Income Fund
▪  Investment Grade Credit Fund
▪  Global Income Fund
▪  High Yield Municipal Fund
▪  High Yield Fund
▪ Emerging Markets Debt Fund	Domestic Equity Funds
▪  Balanced Fund
▪  Growth and Income Fund
▪  Structured Large Cap Value Fund
▪  Large Cap Value Fund
▪  Structured U.S. Equity Fund
▪  Structured U.S. Equity Flex Fund
▪  Structured Large Cap Growth Fund
▪  Capital Growth Fund
▪  Strategic Growth Fund
▪  Concentrated Growth Fund
▪  Mid Cap Value Fund
▪  Growth Opportunities Fund
▪  Small/ Mid Cap Growth Fund
▪  Structured Small Cap Equity Fund
▪ Small Cap Value Fund	International Equity Funds
▪  Structured International
Equity Fund
▪  Structured International Equity
Flex Fund
▪  Concentrated International
Equity Fund[2] ▪  Japanese Equity Fund
▪  International Small Cap Fund
▪  Asia Equity Fund
▪  Emerging Markets Equity Fund
▪  BRIC Fund (Brazil, Russia,
India, China)

Asset Allocation Funds[3] Specialty Funds[3] ▪  U.S. Equity Dividend and
Premium Fund
▪  Structured Tax-Managed
Equity Fund
▪  Real Estate Securities Fund
▪  International Real Estate
Securities Fund
▪  Tollkeeper FundSM
▪ Commodity Strategy Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Effective December 26, 2006, the International Equity Fund was renamed the Concentrated International Equity Fund. Effective June 1, 2007, the California Intermediate AMT-Free Municipal Fund was renamed the California AMT-Free Municipal Fund and the New York Intermediate AMT- Free Municipal Fund was renamed the New York AMT-Free Municipal Fund.

[3]	Individual Funds within the Asset Allocation and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Asset Allocation or Specialty category.

The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Patrick T. Harker Mary Patterson McPherson Alan A. Shuch Richard P. Strubel	OFFICERS Kaysie P. Uniacke, President James A. McNamara, Senior Vice President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser
Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.
The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (”SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).
Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Funds’ entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Copyright 2006 Goldman, Sachs & Co. All rights reserved. 07-1209	MFISAR / 41.5K / 06-07

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 29, 2007

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	June 29, 2007